                   As filed with the Securities and Exchange
                         Commission on March 28, 2002
                       Securities Act File No. 33-72834
                    Investment Company Act File No. 811-08212


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

                REGISTRATION UNDER THE SECURITIES ACT OF 1933 |X|

                       Pre-Effective Amendment No. __ | |


                       Post-Effective Amendment No. 16 |X|

                                       and

           REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
                               AMENDMENT NO. 18 |X|

                        (Check appropriate box or boxes)


                           J.P. MORGAN SERIES TRUST II
               (Exact Name of Registrant as Specified in Charter)

                     522 Fifth Avenue, New York, N.Y. 10022
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, Including Area Code:
                                 (800) 766-7722
            Judy R Bartlett c/o J.P. Morgan Fund Distributors, Inc.,
                1211 Avenue of the Americas, New York, N.Y. 10036
                     (Name and Address of Agent for Service)

                         Copy to:   John E. Baumgardner, Jr., Esq.
                                    Sullivan & Cromwell
                                    125 Broad Street
                                    New York, NY 10004

It is proposed that this filing will become effective (check appropriate box)

|X| immediately upon filing pursuant to paragraph (b)
| | on (date) pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
| | on (date) pursuant to paragraph (a)(2) of Rule 485.

             If appropriate, check the following box:
| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

         This post-effective amendment No. 16 to the registration statement of J.P. Morgan Series Trust II (the "Registrant"), on Form N-1A is being filed to update the Registrant's disclosure in the Prospectuses and Statement of Additional Information relating to JPMorgan Bond Portfolio, JPMorgan International Opportunities Portfolio, JPMorgan Small Company Portfolio, JPMorgan U.S. Disciplined Equity Portfolio and JPMorgan Mid Cap Value Portfolio, each a series of the Registrant, and to include updated financial information for the fiscal year ended 12/31/01 and update other information in the registration statement.

APRIL 1, 2002 | PROSPECTUS

J.P. MORGAN SERIES TRUST II


Bond Portfolio

U.S. Disciplined Equity Portfolio

Small Company Portfolio

International Opportunities Portfolio






This prospectus contains essential information for anyone investing in these portfolios. Please read it carefully and keep it for reference.


As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the Commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by J.P.Morgan Fund Distributors, Inc.


[LOGO]JPMORGAN Fleming
      Asset Management

CONTENTS

2 |     J.P. MORGAN SERIES TRUST II

Each portfolio's goal, principal strategies, principal risks, performance and expenses


JPMorgan Bond Portfolio                                            2

JPMorgan U.S. Disciplined Equity Portfolio                         4

JPMorgan Small Company Portfolio                                   6

JPMorgan International Opportunities Portfolio                     8



10 |    J.P. MORGAN MANAGEMENT APPROACH


J.P. Morgan Investment Management Inc.                            10


Fixed income investment process                                   10

U.S. equity investment process                                    11

International equity investment process                           12



13 |    BUY/SELL SHARES


Investing in the J.P. Morgan Series Trust II

Buying shares                                                     13

Selling shares                                                    13

Dividends, distributions and taxes                                13



14 |    FUND DETAILS


More about the portfolios' business operations

Business structure                                                14

Management and administration                                     14

Financial highlights                                              15



FOR MORE INFORMATION                                      back cover



Each portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the portfolios. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the portfolios assume no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objectives and policies of the portfolios may be similar to other funds/portfolios managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the portfolios may be higher or lower than, and there is no guarantee that the investment results of the portfolios will be comparable to, any other JPMorgan fund/portfolio.

JPMORGAN BOND PORTFOLIO



REGISTRANT: J.P. MORGAN SERIES TRUST II
(JPMORGAN BOND PORTFOLIO)


[GRAPHIC]

GOAL

The portfolio's goal is to provide high total return consistent with moderate risk of capital and maintenance of liquidity. This goal can be changed only with shareholder approval.

[GRAPHIC]

INVESTMENT APPROACH

PRINCIPAL STRATEGIES


Under normal circumstances, the portfolio invests at least 80% of the value of its Assets in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. "Assets" means net assets, plus the amount of borrowings for investment purposes. These securities may be of any maturity, but under normal market conditions the management team will keep the portfolio's duration within one year of that of the Salomon Smith Barney Broad Investment Grade Bond Index (currently about five years). For a description of duration, please see "Fixed Income Investment Process" on page 10.

The portfolio may invest up to 20% of its total assets in debt securities denominated in foreign currencies, and may invest without limitation in U.S. dollar-denominated securities of foreign issuers. The portfolio typically hedges its non-dollar investments back to the U.S. dollar. At least 75% of total assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P) or Fitch Investor Service Inc. (Fitch), or the equivalent by another national rating organization, or in securities that are unrated but are deemed by the adviser to be of comparable quality, including at least 65% in the rating category A or better. No more than 25% of total assets may be invested in securities in the rating category B or BB (junk bonds).

The portfolio may also invest in derivatives, which are investments that have a value based on another investment, exchange rate or index. The portfolio may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the portfolio can invest.

The portfolio is diversified as defined in the Investment Company Act of 1940.


PRINCIPAL RISKS

The portfolio's share price and total return will vary in response to changes in interest rates. How well the portfolio's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 10.

The portfolio is subject to credit risk, or the risk that an issuer of bonds held by the portfolio fails to make timely interest or principal payments, potentially reducing the portfolio's income or share price. To the extent that the portfolio seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. The portfolio's mortgage backed investments involve risk of losses due to prepayments that occur earlier or later than expected, or, like any bond, due to default. The portfolio may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains.

To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns, increase volatility or result in losses.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in bond prices.

An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The portfolio's assets are managed by J.P. Morgan Investment Management Inc. (JPMIM), a subsidiary of J.P. Morgan Chase & Co.

The portfolio is managed by a team of individuals at JPMIM.


BEFORE YOU INVEST

Investors considering the portfolio should understand that:

-    There is no assurance that the portfolio will meet its investment goal.

-    The portfolio does not represent a complete investment program.

PAST PERFORMANCE (UNAUDITED)


Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.


The bar chart and table shown below provide some indication of the risks of investing in JPMorgan Bond Portfolio.

The bar chart indicates some of the risks by showing changes in the performance of the portfolio's shares from year to year for each of the last seven calendar years.

The table indicates some of the risks by showing how the portfolio's average annual returns for the past one year, five years, and life of the portfolio compare to those of the Salomon Smith Barney Broad Investment Grade Bond Index and the Lipper Variable Annuity Corporate Debt Funds A-Rated Average, widely recognized market benchmarks.


The portfolio's past performance does not necessarily indicate how the portfolio will perform in the future.

YEAR-BY-YEAR TOTAL RETURN (%)  Shows changes in returns by calendar year(1),(2)

[CHART]

           1995                       16.85%
           1996                        2.09%
           1997                        9.38%
           1998                        8.01%
           1999                       (1.13%)
           2000                       10.54%
           2001                        6.92%

JPMORGAN BOND PORTFOLIO

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 6.18% (for the quarter ended 6/30/95); and the lowest quarterly return was (2.62%) (for the quarter ended 3/31/96).


AVERAGE ANNUAL TOTAL RETURN (%)  Shows performance over time for periods ended
                                 December 31, 2001(1),(2)


                                                                                     PAST 1 YR.   PAST 5 YRS.  LIFE OF PORTFOLIO
JPMORGAN BOND PORTFOLIO (after expenses)                                                6.92        6.68            7.40
--------------------------------------------------------------------------------------------------------------------------------
SALOMON SMITH BARNEY BROAD INVESTMENT GRADE BOND INDEX
(Reflects no deduction for fees, expenses or taxes)                                     8.52        7.44            8.18
--------------------------------------------------------------------------------------------------------------------------------
LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE (Reflects no
deduction for taxes)                                                                    6.46        5.45            6.49
--------------------------------------------------------------------------------------------------------------------------------


(1) The portfolio commenced operations on 1/3/95. Performance for the benchmarks is from 1/31/95.
(2)  The portfolio's fiscal year end is 12/31.

JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO

REGISTRANT: J.P. MORGAN SERIES TRUST II
(JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO)


[GRAPHIC]

GOAL

The portfolio's goal is to provide high total return from a portfolio of selected equity securities. This goal can be changed only with shareholder approval.

[GRAPHIC]

INVESTMENT APPROACH

PRINCIPAL STRATEGIES


The portfolio invests at least 80% of the value of its Assets in equity investments of large- and medium-capitalization U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio does not look to overweight or underweight sectors.

Within each sector, the portfolio modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described under "U.S. Equity Investment Process" on page 11.)

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the sector weightings of that index, the portfolio seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Equity securities may include common stocks, preferred stocks, convertible securities and depositary receipts.

The portfolio may also invest in derivatives, which are investments that have a value based on another investment, exchange rate or index. The portfolio may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the portfolio can invest.

The portfolio is diversified as defined in the Investment Company Act of 1940.


PRINCIPAL RISKS


The value of your investment in the portfolio will fluctuate in response to movements in the stock market. Portfolio performance will also depend on the effectiveness of JPMIM's research and the management team's stock picking decisions.


To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns, increase volatility or result in losses.


Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.


An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The portfolio's assets are managed by J.P. Morgan Investment Management Inc. (JPMIM), a subsidiary of J.P. Morgan Chase & Co.

The portfolio management team is led by Joseph Gill, vice president, Nanette Buziak, vice president, and Timothy J. Devlin, vice president. Mr. Gill has been at JPMIM since 1996 and prior to that he was a portfolio manager at Bank of Tokyo - Mitsubishi Asset Management. Ms. Buziak has been at JPMIM since March of 1997 and prior to that time was an index arbitrage trader and convertible bond portfolio manager at First Marathon America, Inc. Mr. Devlin has been at JPMIM since July of 1996, and prior to that time was an equity portfolio manager at Mitchell Hutchins Asset Management Inc.



BEFORE YOU INVEST

Investors considering the portfolio should understand that:

-    There is no assurance that the portfolio will meet its investment goal.

-    The portfolio does not represent a complete investment program.

PAST PERFORMANCE (UNAUDITED)


Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.


The bar chart and table shown below provide some indication of the risks of investing in JPMorgan U.S. Disciplined Equity Portfolio.

The bar chart indicates some of the risks by showing changes in the performance of the portfolio's shares from year to year for each of the last seven calendar years.

The table indicates some of the risks by showing how the portfolio's average annual returns for the past one year, five years, and life of the portfolio compare to those of the S&P500 Index and the Lipper Variable Annuity Growth and Income Funds Average, widely recognized market benchmarks.

The portfolio's past performance does not necessarily indicate how the portfolio will perform in the future.

YEAR-BY-YEAR TOTAL RETURN (%)  Shows changes in returns by calendar year(1),(2)


[CHART]

           1995                       33.91%
           1996                       21.14%
           1997                       27.50%
           1998                       23.28%
           1999                       18.54%
           2000                      (10.98%)
           2001                      (11.91%)

JPMORGAN U.S DISCIPLINED EQUITY FUND

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 20.73% (for the quarter ended 12/31/98); and the lowest quarterly return was (16.11%) (for the quarter ended 9/30/01).


AVERAGE ANNUAL TOTAL RETURN (%)  Shows performance over time for periods ended
                                 December 31, 2001(1),(2)


                                                                                     PAST 1 YR.   PAST 5 YRS.  LIFE OF PORTFOLIO
JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO (after expenses)                           (11.91)        7.88           13.12
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX (Reflects no deduction for fees, expenses or taxes)                     (11.88)       10.70           15.69
--------------------------------------------------------------------------------------------------------------------------------
LIPPER VARIABLE ANNUITY GROWTH AND INCOME FUNDS AVERAGE (Reflects no deduction for
taxes)                                                                                 (8.37)        7.83           12.10
--------------------------------------------------------------------------------------------------------------------------------


(1) The portfolio commenced operations on 1/3/95. Performance for the benchmarks is from 1/31/95.

(2)  The portfolio's fiscal year end is 12/31.

JPMORGAN SMALL COMPANY PORTFOLIO

REGISTRANT: J.P. MORGAN SERIES TRUST II
(JPMORGAN SMALL COMPANY PORTFOLIO)


[GRAPHIC]

GOAL

The portfolio's goal is to provide high total return from a portfolio of small company stocks. This goal can be changed only with shareholder approval.

[GRAPHIC]

INVESTMENT APPROACH

PRINCIPAL STRATEGIES


The portfolio invests at least 80% of the value of its Assets in small U.S. companies whose market capitalizations are greater than $100 million and less than $2 billion when purchased, as typically represented by the Russell 2000 Index. "Assets" means net assets, plus the amount of borrowings for investment purposes. The portfolio can moderately underweight or overweight industries against the Russell 2000 Index's industry weightings when it believes it will benefit performance.

Within each industry, the portfolio focuses on those stocks that are ranked as most undervalued according to the process described on page 11. The portfolio generally considers selling stocks that appear overvalued or have grown into large-cap stocks.

The portfolio may also invest in derivatives, which are investments that have a value based on another investment, exchange rate or index. The portfolio may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the portfolio can invest.

The portfolio is diversified as defined in the Investment Company Act of 1940.


PRINCIPAL RISKS


The value of your investment in the portfolio will fluctuate in response to movements in the stock market. Portfolio performance will also depend on the effectiveness of JPMIM's research and the management team's stock picking decisions.


Small-cap stocks have historically offered higher long-term growth than large-cap stocks, and have also involved higher risks. Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The portfolio's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. The portfolio pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index.

To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns, increase volatility or result in losses.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.

An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The portfolio's assets are managed by J.P. Morgan Investment Management Inc. (JPMIM), a subsidiary of J.P. Morgan Chase & Co.

The portfolio management team is led by Marian U. Pardo, managing director, and Saira Durcanin, vice president and CFA. Ms. Pardo has been at JPMIM since 1968, except for five months in 1998 when she was president of a small investment management firm. Prior to managing the portfolio, Ms. Pardo managed small and large cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms. Durcanin has been with JPMIM since July 1995 as a small company equity analyst and portfolio manager.



BEFORE YOU INVEST

Investors considering the portfolio should understand that:

-    There is no assurance that the portfolio will meet its investment goals.

-    The portfolio does not represent a complete investment program.

PAST PERFORMANCE (UNAUDITED)


Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.


The bar chart and table shown below provide some indication of the risks of investing in JPMorgan Small Company Portfolio.

The bar chart indicates some of the risks by showing changes in the performance of the portfolio's shares from year to year for each of the last seven calendar years.

The table indicates some of the risks by showing how the portfolio's average annual returns for the past one year, five years, and life of the portfolio compare to those of the Russell 2000 Index and the Lipper Variable Annuity Small Company Funds Average, widely recognized market benchmarks.


The portfolio's past performance does not necessarily indicate how the portfolio will perform in the future.

YEAR-BY-YEAR TOTAL RETURN (%)  Shows changes in returns by calendar year(1),(2)

[CHART]

           1995           32.91%
           1996           21.74%
           1997           22.50%
           1998           (5.51%)
           1999           44.39%
           2000          (11.32%)
           2001           (8.03%)

JPMORGAN SMALL COMPANY PORTFOLIO

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 34.41% (for the quarter ended 12/31/99); and the lowest quarterly return was (21.67%) (for the quarter ended 9/30/98).



AVERAGE ANNUAL TOTAL RETURN (%)  Shows performance over time for periods ended
                                 December 31, 2001(1),(2)


                                                                                     PAST 1 YR.   PAST 5 YRS.  LIFE OF PORTFOLIO
JPMORGAN SMALL COMPANY PORTFOLIO (after expenses)                                      (8.03)       6.39            11.97
---------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000 INDEX (Reflects no deduction for fees, expenses or taxes)                  2.49        7.52            11.91
---------------------------------------------------------------------------------------------------------------------------------
LIPPER VARIABLE ANNUITY SMALL COMPANY FUNDS AVERAGE (Reflects no deduction for taxes)  (6.13)       6.02            11.73
---------------------------------------------------------------------------------------------------------------------------------


(1) The portfolio commenced operations on 1/3/95. Performance for the benchmarks is from 1/31/95.

(2)  The portfolio's fiscal year end is 12/31.

JPMORGAN INTERNATIONAL OPPPORTUNITIES PORTFOLIO

REGISTRANT: J.P. MORGAN SERIES TRUST II
(JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO)


[GRAPHIC]

GOAL

The portfolio's goal is to provide high total return from a portfolio of equity securities of foreign companies. This goal can be changed only with shareholder approval.

[GRAPHIC]

INVESTMENT APPROACH

PRINCIPAL STRATEGIES

The portfolio's assets are invested primarily in companies from developed markets other than the U.S. The portfolio's assets may also be invested to a limited extent in companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, and most of the countries of Western Europe; emerging markets include most other countries in the world.


The portfolio focuses on stock picking, emphasizing those stocks that are ranked as undervalued according to JPMIM's proprietary research, while underweighting or avoiding those that appear overvalued. While the portfolio generally follows the process described on page 12, its country allocations and sector weightings may differ significantly from those of the MSCI All Country World Index Free (ex-U.S.), the portfolio's benchmark. The portfolio makes its currency management decisions as described on page 12.

The portfolio may also invest in derivatives, which are investments that have a value based on another investment, exchange rate or index. The portfolio may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the portfolio can invest.

The portfolio is diversified as defined in the Investment Company Act of 1940.


PRINCIPAL RISKS


The value of your investment in the portfolio will fluctuate in response to movements in international stock markets and currency exchange rates. Portfolio performance will also depend on the effectiveness of JPMIM's research and the management team's stock picking and currency management decisions.


In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. The portfolio's performance will be influenced by political, social and economic factors affecting companies around the world. These risks include foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce market performance. These risks are higher in emerging markets. You should be prepared to ride out periods of underperformance. To the extent that the portfolio hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The portfolio may also hedge from one foreign currency to another. However, the portfolio does not typically use this strategy for its emerging markets currency exposure. Foreign stocks are generally riskier than other domestic counterparts.

While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns, increase volatility or result in losses.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.

An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The portfolio's assets are managed by J.P. Morgan Investment Management Inc. (JPMIM), a subsidiary of J.P. Morgan Chase & Co.

The portfolio management team is led by Andrew C. Cormie, managing director, who has been an international equity portfolio manager since 1997 and employed by JPMIM since 1984 and by Nigel F. Emmett, vice president, who has been on the team since joining JPMIM in August 1997. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman Company and a portfolio manager at Gartmore Investment Management.



BEFORE YOU INVEST

Investors considering the portfolio should understand that:

-    There is no assurance that the portfolio will meet its investment goals.

-    The portfolio does not represent a complete investment program.

PAST PERFORMANCE (UNAUDITED)


Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.


The bar chart and table shown below provide some indication of the risks of investing in JPMorgan International Opportunities Portfolio.

The bar chart indicates some of the risks by showing changes in the performance of the portfolio's shares from year to year for each of the last seven calendar years.

The table indicates some of the risks by showing how the portfolio's average annual return for the past one year, five years, and life of the portfolio compare to those of the MSCI All Country World Index Free (ex.-U.S.) and the Lipper Variable Annuity International Funds Average, widely recognized market benchmarks.


The portfolio's past performance does not necessarily indicate how the portfolio will perform in the future.

YEAR-BY-YEAR TOTAL RETURN (%)  Shows changes in returns by calendar year(1),(2)

[CHART]

           1995                       12.38%
           1996                       13.12%
           1997                        5.43%
           1998                        4.73%
           1999                       36.66%
           2000                      (15.84%)
           2001                      (19.14%)

JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 21.06% (for the quarter ended 12/31/98); and the lowest quarterly return was (20.24%) (for the quarter ended 9/30/98).



AVERAGE ANNUAL TOTAL RETURN (%)  Shows performance over time for periods ended
                                 December 31, 2001(1),(2)


                                                                                     PAST 1 YEAR PAST 5 YEARS  LIFE OF PORTFOLIO
JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO (after expenses)                        (19.14)      0.53            3.88
---------------------------------------------------------------------------------------------------------------------------------
MSCI ALL COUNTRY WORLD INDEX FREE (EX-U.S.) (Reflects no deduction for fees,
  expenses or taxes)                                                                   (19.50)      0.89            3.68
---------------------------------------------------------------------------------------------------------------------------------
LIPPER VARIABLE ANNUITY INTERNATIONAL FUNDS AVERAGE (Reflects no deduction for taxes)  (22.82)      1.38            5.29
---------------------------------------------------------------------------------------------------------------------------------


(1) The portfolio commenced operations on 1/3/95. Performance for the benchmarks is from 1/31/95.
(2)  The portfolio's fiscal year end is 12/31.

J.P. MORGAN MANAGEMENT APPROACH


J.P. MORGAN INVESTMENT MANAGEMENT INC.

Known for its commitment to proprietary research and its disciplined investment strategies, JPMIM is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals.


FIXED INCOME INVESTMENT PROCESS


JPMIM seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, JPMIM seeks to gain insights in a broad range of distinct areas and takes positions in many different ones, helping the Bond Portfolio to limit exposure to concentrated sources of risk.

In managing the Bond Portfolio, JPMIM employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.


[GRAPHIC]

The Bond Portfolio invests across a range of different types of securities


SECTOR ALLOCATION The sector allocation team meets frequently, analyzing the fundamentals of a broad range of sectors in which the portfolio may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.


[GRAPHIC]

The Bond Portfolio selects its securities according to its goal and strategy

SECURITY SELECTION Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the portfolio's goal and strategy.

[GRAPHIC]

JPMIM uses a disciplined process to manage the Bond Portfolio's sensitivity to interest rates

DURATION MANAGEMENT Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the portfolio's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the portfolio, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The portfolio's duration is generally shorter than the portfolio's average maturity because the maturity of a security only measures the time until final payment is due. The portfolio's target duration typically remains relatively close to the duration of the market as a whole, as represented by the portfolio's benchmark. The strategists closely monitor the portfolio and make tactical adjustments as necessary.

U.S. EQUITY INVESTMENT PROCESS


The philosophy of the U.S. Disciplined Equity Portfolio and Small Company Portfolio, developed by the adviser, focuses on stock picking while largely avoiding sector or market-timing strategies. Also, under normal market conditions, each portfolio will remain fully invested.

In managing the U.S. Disciplined Equity Portfolio and the Small Company Portfolio, JPMIM employs a three-step process:

[GRAPHIC]

JPMIM analysts develop proprietary fundamental research

RESEARCH JPMIM takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. JPMIM's in-house research is developed by an extensive worldwide network of career analysts. The team of analysts dedicated to U.S. equities has an average of over ten years of experience.


[GRAPHIC]

Stocks in each industry are ranked with the help of models


VALUATION The research findings allow JPMIM to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


[GRAPHIC]

Using research and valuations, each portfolio's management team chooses stocks for the portfolio

STOCK SELECTION Each portfolio buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, each portfolio's managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

INTERNATIONAL EQUITY INVESTMENT PROCESS


The International Opportunities Portfolio's philosophy, developed by JPMIM, focuses on allocating assets by country, selecting stocks and managing currency exposure. The portfolio largely avoids using sector or market-timing strategies. Under normal market conditions, the portfolio will remain fully invested.

Through its extensive global equity research and analytical systems, JPMIM seeks to generate an information advantage. Using fundamental analysis as well as macro-economic models, JPMIM develops proprietary research on countries, companies, and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone. The team of analysts dedicated to international equities has an average of nearly ten years of experience.


In managing the International Opportunities Portfolio, J.P. Morgan employs a three-step process that combines country allocation, fundamental research for identifying portfolio securities, and currency management decisions:

[GRAPHIC]


JPMIM uses top-down analysis in determining which countries to emphasize

COUNTRY ALLOCATION JPMIM takes an in-depth look at the relative valuations and economic prospects of different countries, ranking the attractiveness of their markets. Using these rankings, a team of strategists establishes a country allocation for the portfolio. Country allocation may vary either significantly or moderately from the portfolio's benchmark. JPMIM considers the developed countries of Europe (excluding the U.K.) as a whole while monitoring the portfolio's exposure to any one country.


[GRAPHIC]

Stocks in each industry are ranked with the help of models, then selected for investment


STOCK SELECTION Various models are used to quantify JPMIM's fundamental stock research, producing a ranking of companies in each industry group according to their relative value. The portfolio's management team then buys and sells stocks, using the research and valuation rankings as well as its assessment of other factors, including:


- catalysts that could trigger a change in a stock's price

- potential reward compared to potential risk

- temporary mispricings caused by market overreactions

[GRAPHIC]


JPMIM may adjust currency exposure to seek to manage risks and enhance returns

CURRENCY MANAGEMENT The portfolio has access to JPMIM's currency specialists in determining the extent and nature of its exposure to various foreign currencies.

BUY/SELL SHARES

BUYING SHARES

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the portfolios. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.

Each portfolio's equity securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g. when an event occurs after the close of trading, that would materially impact a security's value), the security is valued in accordance with the portfolio's fair valuation procedures. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.

SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolios. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Each portfolio generally declares and pays any net investment income and net capital gain at least annually. Distributions will be reinvested in the portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.


Portfolio dividends and distributions are taxable to most investors. Since each portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.

FUND DETAILS

BUSINESS STRUCTURE

Each portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION


The trustees are responsible for overseeing all business activities. BISYS Fund Services, L.P., as sub-administrator, along with JPMorgan Chase Bank, provide fund officers. JPMorgan Chase Bank, as administrator, provides certain financial and administrative services and oversees the portfolios' other service providers.

JPMIM and JPMorgan Chase Bank receive the following fees for investment advisory and administrative services, respectively:


ADVISORY SERVICES             Percentage of the portfolio's
                              average daily net assets


BOND                          0.30%

U.S. DISCIPLINED EQUITY       0.35%

SMALL COMPANY                 0.60%

INTERNATIONAL OPPORTUNITIES   0.60%


ADMINISTRATIVE SERVICES*


BOND                          0.45%

U.S. DISCIPLINED EQUITY       0.50%

SMALL COMPANY                 0.55%

INTERNATIONAL OPPORTUNITIES   0.60%


* JPMorgan Chase Bank is responsible for reimbursing each portfolio for certain expenses usually incurred by the portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. Each portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the portfolio for the excess.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each portfolio's financial performance for the past five fiscal years. Certain information reflects financial results for each portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights were audited by PricewaterhouseCoopers LLP. Each portfolio's financial statements, along with the report of PricewaterhouseCoopers LLP, are included in each portfolio's annual report, which is available upon request.


JPMORGAN BOND PORTFOLIO

 PER SHARE OPERATING PERFORMANCE:                                                     YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------
                                                                                2001     2000     1999     1998      1997
NET ASSET VALUE, BEGINNING OF PERIOD                                           $11.65   $11.23   $11.67   $11.29    $10.65
===========================================================================================================================
Income from investment operations:

   Net investment income                                                         0.63     0.65     0.40     0.45      0.68@
   Net gains or losses in securities (both realized and unrealized)              0.17     0.52    (0.53)    0.45      0.31
===========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                 0.80     1.17    (0.13)    0.90      0.99
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Dividends from net investment income                                          0.73     0.75     0.27     0.39      0.27
   Distributions from capital gains                                              0.11       --     0.04     0.13      0.08
===========================================================================================================================
TOTAL DIVIDENDS AND DISTRIBUTIONS                                                0.84     0.75     0.31     0.52      0.35
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                 $11.61   $11.65   $11.23   $11.67    $11.29
===========================================================================================================================
TOTAL RETURN                                                                     6.92%   10.54%   (1.13)%   8.01%     9.38%
---------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
===========================================================================================================================
NET ASSETS, END OF PERIOD (in thousands)                                      $81,524  $78,678  $66,218  $32,541   $15,899
===========================================================================================================================
RATIOS TO AVERAGE NET ASSETS:
  NET EXPENSES                                                                   0.75%    0.75%    0.75%    0.75%     0.75%
  =========================================================================================================================
  NET INVESTMENT INCOME                                                          5.37%    5.98%    5.36%    5.39%     6.20%
  =========================================================================================================================
  EXPENSES WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS                           0.75%    0.75%    0.75%    1.02%     1.91%
  =========================================================================================================================
  NET INVESTMENT INCOME WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS              5.37%    5.98%    5.36%    5.12%     5.04%
===========================================================================================================================
PORTFOLIO TURNOVER RATE                                                           421%     565%     479%     179%      184%
===========================================================================================================================

@ Based on the average number of shares outstanding throughout the year.

JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO

 PER SHARE OPERATING PERFORMANCE:                                                     YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------
                                                                                2001     2000     1999     1998     1997
NET ASSET VALUE, BEGINNING OF PERIOD                                           $14.90   $17.35   $15.84   $14.33    $13.68
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                         0.06     0.07     0.09     0.10      0.11
   Net gains or losses in securities (both realized and unrealized)             (1.83)   (1.93)    2.80     3.15      3.51
===========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                (1.77)   (1.86)    2.89     3.25      3.62
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Dividends from net investment income                                          0.07     0.10     0.06     0.09      0.11
   Distributions from capital gains                                                --     0.49     1.32     1.65      2.86
===========================================================================================================================
TOTAL DIVIDENDS AND DISTRIBUTIONS                                                0.07     0.59     1.38     1.74      2.97
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                 $13.06   $14.90   $17.35   $15.84    $14.33
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                   (11.91)% (10.98)%  18.54%   23.28%    27.50%
---------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (in thousands)                                      $62,344  $55,793  $39,484  $18,511    $8,892
---------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
  NET EXPENSES                                                                   0.85%    0.85%    0.87%    0.90%     0.90%
---------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                                          0.48%    0.57%    0.74%    0.81%     0.75%
  -------------------------------------------------------------------------------------------------------------------------
  EXPENSES WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS                           0.85%    0.85%    0.87%    1.48%     2.31%
  -------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS              0.48%    0.57%    0.74%    0.23%    (0.66)%
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                            52%      64%     104%      82%      119%
---------------------------------------------------------------------------------------------------------------------------


JPMORGAN SMALL COMPANY PORTFOLIO

 PER SHARE OPERATING PERFORMANCE:                                                     YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------
                                                                                2001     2000     1999     1998     1997
NET ASSET VALUE, BEGINNING OF PERIOD                                           $14.38   $16.73   $11.86   $13.09    $12.53
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                         0.03     0.03       --+    0.03      0.04
   Net gains or losses in securities (both realized and unrealized)             (1.18)   (1.93)    5.23    (0.74)     2.53
===========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                (1.15)   (1.90)    5.23    (0.71)     2.57
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Dividends from net investment income                                          0.01     0.02     0.01     0.02      0.04
   Distributions from capital gains                                                --     0.43     0.35     0.15      1.97
   Distributions in excess of net realized gains                                   --       --       --     0.35        --
===========================================================================================================================
TOTAL DIVIDENDS AND DISTRIBUTIONS                                                0.01     0.45     0.36     0.52      2.01
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                 $13.22   $14.38   $16.73   $11.86    $13.09
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                    (8.03)% (11.32)%  44.39%   (5.51)%   22.50%
---------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (in thousands)                                      $43,229  $32,978  $16,425   $6,831    $5,196
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  NET EXPENSES                                                                   1.15%    1.15%    1.15%    1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                                          0.26%    0.30%    0.07%    0.28%     0.28%
---------------------------------------------------------------------------------------------------------------------------
  EXPENSES WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS                           1.15%    1.32%    2.57%    3.43%     3.81%
---------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS              0.26%    0.13%   (1.35)%  (2.00)%   (2.38)%
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                            91%     105%     121%      67%       85%
---------------------------------------------------------------------------------------------------------------------------

+ Less than 0.005

JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

 PER SHARE OPERATING PERFORMANCE:                                                     YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------
                                                                             2001      2000     1999     1998     1997
NET ASSET VALUE, BEGINNING OF PERIOD                                           $11.35   $13.83   $10.52   $10.60    $11.73
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                         0.09    (0.01)    0.11     0.14      0.15
   Net gains or losses in securities (both realized and unrealized)             (2.24)   (2.18)    3.71     0.40      0.44
===========================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                (2.15)   (2.19)    3.82     0.54      0.59
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Dividends from net investment income                                          0.09     0.04     0.11     0.16      0.41
   Distributions from capital gains                                              0.26     0.25     0.40       --      1.31
   Distributions in excess of net realized gain                                    --       --       --     0.46        --
===========================================================================================================================
TOTAL DIVIDENDS AND DISTRIBUTIONS                                                0.35     0.29     0.51     0.62      1.72
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                  $8.85   $11.35   $13.83   $10.52    $10.60
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                   (19.14)% (15.84)%  36.66%    4.73%     5.43%
---------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (in thousands)                                      $24,859  $27,780  $22,304   $9,788    $6,780
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  NET EXPENSES                                                                   1.20%    1.20%    1.20%    1.20%     1.20%
  -------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                                          0.88%    0.65%    0.85%    0.44%     0.88%
  -------------------------------------------------------------------------------------------------------------------------
  EXPENSES WITHOUT REIMBURSEMENTS                                                1.40%    1.73%    1.98%    3.26%     4.25%
  -------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME WITHOUT REIMBURSEMENTS                                   0.68%    0.12%    0.07%   (1.62)%   (2.17)%
---------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER RATE                                                           82%      88%      66%     127%      149%
---------------------------------------------------------------------------------------------------------------------------

FOR MORE INFORMATION

For investors who want more information on these portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and portfolio performance for a portfolio's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of a portfolio's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the portfolios, may be obtained by contacting:

J.P. MORGAN SERIES TRUST II
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS
500 Stanton Christiana Road
Newark, DE 19713


TELEPHONE: 1-800-766-7722

www.jpmorganfunds.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov; copies also may be obtained after paying a duplicating fee, by email request to publicinfo@sec.gov or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102. The investment company and 1933 Act registration numbers are:

J.P. Morgan Series Trust II                              811-08212 and 33-72834




[LOGO] JPMORGAN Fleming
       Asset Management


J.P. MORGAN SERIES TRUST II


ADVISOR
J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, NY 10036
1-800-766-7722

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.
1211 Avenue of the Americas
New York, NY 10036
                                                                     PR-STII-302

                                            APRIL 1, 2002      PROSPECTUS


J.P. MORGAN SERIES TRUST II

Bond Portfolio






                                          Seeking high total return by investing
                                          primarily in fixed income securities.








This prospectus contains essential information for anyone investing in the portfolio. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the Commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by J.P. Morgan Fund Distributors, Inc.


                                                          [LOGO]JPMORGAN FLEMING
                                                                ASSET MANAGEMENT

CONTENTS


                              2   JPMORGAN BOND PORTFOLIO

                                  Portfolio description                        2
The portfolio's goal, principal
   strategies, principal risks,   Past performance                             3
       expenses and performance



                              4   FIXED INCOME MANAGEMENT APPROACH

                                  J.P. Morgan Investment Management Inc.       4

                                  Fixed income investment process              4



                              5   BUY/SELL SHARES

                                  Buying shares                                5
               Investing in the
        JPMorgan Bond Portfolio   Selling shares                               5

                                  Dividends, distributions and taxes           5



                              6   FUND DETAILS

                                  Business structure                           6
     More about the portfolio's
            business operations   Management and administration                6

                                  Financial highlights                         7



                                  FOR MORE INFORMATION                back cover



This portfolio is intended to be a funding vehicle for variable annuity contracts (OVA contractsO) and variable life insurance policies (OVLI policiesO and, together with VA contracts, OPoliciesO) offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (OEligible PlansO). The investment objective and policies of the portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the portfolio may be higher or lower than, and there is no guarantee that the investment results of the portfolio will be comparable to, any other JPMorgan fund/portfolio.

JPMORGAN BOND PORTFOLIO

                                         REGISTRANT: J.P. MORGAN SERIES TRUST II
                                         (JPMORGAN BOND PORTFOLIO)

[GRAPHIC]GOAL
         The portfolio's goal is to provide high total return consistent with moderate risk of capital and maintenance of liquidity. This goal can be changed only with shareholder approval.

[GRAPHIC]INVESTMENT APPROACH

         PRINCIPAL STRATEGIES

         Under normal circumstances, the portfolio invests at least 80% of the value of its Assets in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. "Assets" means net assets, plus the amount of borrowings for investment purposes. These securities may be of any maturity, but under normal market conditions the management team will keep the portfolio's duration within one year of that of the Salomon Smith Barney Broad Investment Grade Bond Index (currently about five years). For a description of duration, please see "Fixed Income Investment Process" on page 4.

The portfolio may invest up to 20% of its total assets in debt securities denominated in foreign currencies, and may invest without limitation in U.S. dollar-denominated securities of foreign issuers. The portfolio typically hedges its non-dollar investments back to the U.S. dollar. At least 75% of total assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P) or Fitch Investor Service Inc. (Fitch), or the equivalent by another national rating organization, or in securities that are unrated but are deemed by the adviser to be of comparable quality, including at least 65% in the rating category A or better. No more than 25% of total assets may be invested in securities in the rating category B or BB (junk bonds).

The portfolio may also invest in derivatives, which are investments that have a value based on another investment, exchange rate or index. The portfolio may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the portfolio can invest. The portfolio is diversified as defined in the Investment Company Act of 1940.

PRINCIPAL RISKS
The portfolio's share price and total return will vary in response to changes in interest rates. How well the portfolio's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 4.

The portfolio is subject to credit risk, or the risk that an issuer of bonds held by the portfolio fails to make timely interest or principal payments, potentially reducing the portfolio's income or share price. To the extent that the portfolio seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. The portfolio's mortgage backed investments involve risk of losses due to prepayments that occur earlier or later than expected, or, like any bond, due to default. The portfolio may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains.

To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns, increase volatility or result in losses.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in bond prices.

An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.

PORTFOLIO MANAGEMENT
The portfolio's assets are managed by J.P. Morgan Investment Management Inc. (JPMIM), a subsidiary of J.P. Morgan Chase & Co.

The portfolio is managed by a team of individuals at JPMIM.



BEFORE YOU INVEST
Investors considering the portfolio should understand that:

- There is no assurance that the portfolio will meet its investment goal.

- The portfolio does not represent a complete investment program.

PAST PERFORMANCE (UNAUDITED)
Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown below provide some indication of the risks of investing in JPMorgan Bond Portfolio.

The bar chart indicates some of the risks by showing changes in the performance of the portfolio's shares from year to year for each of the last seven calendar years.

The table indicates some of the risks by showing how the portfolio's average annual returns for the past one year, five years, and life of the portfolio compare to those of the Salomon Smith Barney Broad Investment Grade Bond Index and the Lipper Variable Annuity Corporate Debt Funds A-Rated Average, widely recognized market benchmarks.

The portfolio's past performance does not necessarily indicate how the portfolio will perform in the future.

YEAR-BY-YEAR TOTAL RETURN (%)   Shows changes in returns by calendar year(1),(2)


                           JPMORGAN
                     BOND PORTFOLIO
       1995                  16.85%
       1996                   2.09%
       1997                   9.38%
       1998                   8.01%
       1999                  (1.13%)
       2000                  10.54%
       2001                   6.92%

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 6.18% (for the quarter ended 6/30/95); and the lowest quarterly return was (2.62%) (for the quarter ended 3/31/96).



AVERAGE ANNUAL TOTAL RETURN (%)
           Shows performance over time, for years ended December 31, 2001(1),(2)


                                                                                     PAST 1 YR.   PAST 5 YRS.   LIFE OF PORTFOLIO
JPMORGAN BOND PORTFOLIO (after expenses)                                                6.92         6.68             7.40

SALOMON SMITH BARNEY BROAD INVESTMENT GRADE BOND INDEX
 (Reflects no deduction for fees, expenses or taxes)                                    8.52         7.44             8.18

LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE
 (Reflects no deduction for taxes)                                                      6.46         5.45             6.49


(1) The portfolio commenced operations on 1/3/95. Performance for the benchmarks is from 1/31/95.
(2) The portfolio's fiscal year end is 12/31.

FIXED INCOME MANAGEMENT APPROACH


J.P. MORGAN INVESTMENT MANAGEMENT INC.
Known for its commitment to proprietary research and its disciplined investment strategies, JPMIM is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals.


FIXED INCOME INVESTMENT PROCESS
JPMIM seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, JPMIM seeks to gain insights in a broad range of distinct areas and takes positions in many different ones, helping the portfolio to limit exposure to concentrated sources of risk.

In managing the portfolio, JPMIM employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.


[GRAPHIC]
The portfolio invests across a range of different typess of securities


SECTOR ALLOCATION The sector allocation team meets frequently, analyzing the fundamentals of a broad range of sectors in which the portfolio may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

[GRAPHIC]
The portfolio selects its securities according to its goal and strategy

SECURITY SELECTION Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the portfolio's goal and strategy.

[GRAPHIC]
JPMIM uses a disciplined process to manage the portfolio's sensitivity to interest rates

DURATION MANAGEMENT Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the portfolio's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the portfolio, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The portfolio's duration is generally shorter than the portfolio's average maturity because the maturity of a security only measures the time until final payment is due. The portfolio's target duration typically remains relatively close to the duration of the market as a whole, as represented by the portfolio's benchmark. The strategists closely monitor the portfolio and make tactical adjustments as necessary.

BUY/SELL SHARES


BUYING SHARES
Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day or from Eligible Plans are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.

Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.


SELLING SHARES
Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.


DIVIDENDS, DISTRIBUTIONS AND TAXES
The portfolio generally declares and pays any net investment income and net capital gain at least annually. Distributions will be reinvested in the portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.

Portfolio dividends and distributions are taxable to most investors. Since the portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.

FUND DETAILS

BUSINESS STRUCTURE
The portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.


MANAGEMENT AND ADMINISTRATION
The trustees are responsible for overseeing all business activities. BISYS Fund Services, L.P., as sub-administrator, along with JPMorgan Chase Bank, provide fund officers. JPMorgan Chase Bank, as administrator, provides certain financial and administrative services and oversees the portfolio's other service providers.

JPMIM and JPMorgan Chase Bank receive the following fees for investment advisory and administrative services, respectively:


  ADVISORY SERVICES             0.30% of the portfolio's average
                                daily net assets

  ADMINISTRATIVE SERVICES       0.45% of the portfolio's average
                                daily net assets*


* JPMorgan Chase Bank is responsible for reimbursing the portfolio for certain expenses usually incurred by the portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the portfolio for the excess.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the portfolio's financial performance for the past five fiscal years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights were audited by PricewaterhouseCoopers LLP. The portfolio's financial statements, along with the report of PricewaterhouseCoopers LLP, are included in the portfolio's annual report, which is available upon request.


JPMORGAN BOND PORTFOLIO


PER SHARE OPERATING PERFORMANCE:                                                            YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                              2001        2000        1999       1998         1997
                                                                              ----        ----        ----       ----         ----
NET ASSET VALUE, BEGINNING OF PERIOD                                       $ 11.65     $ 11.23     $ 11.67    $ 11.29      $ 10.65
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                      0.63        0.65        0.40       0.45         0.68@
   Net gains or losses in securities (both realized and unrealized)           0.17        0.52       (0.53)      0.45         0.31
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                              0.80        1.17       (0.13)      0.90         0.99
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Dividends from net investment income                                       0.73        0.75        0.27       0.39         0.27
   Distributions from capital gains                                           0.11          --        0.04       0.13         0.08
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS                                             0.84        0.75        0.31       0.52         0.35
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                             $ 11.61     $ 11.65     $ 11.23    $ 11.67      $ 11.29
TOTAL RETURN                                                                  6.92%      10.54%      (1.13%)     8.01%        9.38%
------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS, END OF PERIOD (in thousands)                                   $81,524     $78,678     $66,218    $32,541      $15,899
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  NET EXPENSES                                                                0.75%       0.75%       0.75%      0.75%        0.75%
------------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                                       5.37%       5.98%       5.36%      5.39%        6.20%
------------------------------------------------------------------------------------------------------------------------------------
  EXPENSES WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS                        0.75%       0.75%       0.75%      1.02%        1.91%
  NET INVESTMENT INCOME WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS           5.37%       5.98%       5.36%      5.12%        5.04%
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                        421%        565%        479%       179%         184%
------------------------------------------------------------------------------------------------------------------------------------


@ Based on the average number of shares outstanding throughout the year.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK

FOR MORE INFORMATION


For investors who want more information on the portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and portfolio performance for the portfolio's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of the portfolio's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the portfolio, may be obtained by contacting:

J.P. MORGAN SERIES TRUST II
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS
500 Stanton Christiana Road
Newark, DE 19713

TELEPHONE: 1-800-766-7722

www.jpmorganfunds.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov, copies also may be obtained after paying a duplicating fee, by email request to publicinfo@sec.gov or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102. The investment company and 1933 Act registration numbers are:

J.P. Morgan Series Trust II                               811-08212 and 33-72834






[LOGO]JPMORGAN FLEMING
      ASSET MANAGEMENT


J.P. MORGAN SERIES TRUST II

ADVISOR                                      DISTRIBUTOR
J.P. Morgan Investment Management Inc.       J.P. Morgan Fund Distributors, Inc.
522 Fifth Avenue                             1211 Avenue of the Americas
New York, NY 10036                           New York, NY 10036
1-800-766-7722

                                                                   PR-BPSTII-302

                                          APRIL 1, 2002        PROSPECTUS



J.P. MORGAN SERIES TRUST II

U.S. Disciplined Equity Portfolio





                                        Seeking to outperform U.S. stock markets over the long term through a disciplined management approach







This prospectus contains essential information for anyone investing in the portfolio. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the Commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by J.P. Morgan Fund Distributors, Inc.        [LOGO]JPMORGAN FLEMING
                                                                ASSET MANAGEMENT

CONTENTS


                              2   JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO

                                  Portfolio description                        2
The portfolio's goal, principal
   strategies, principal risks,   Past performance                             3
       expenses and performance


                              4   U.S. EQUITY MANAGEMENT APPROACH

                                  J.P. Morgan Investment Management Inc.       4

                                  U.S. equity investment process               4



                              5   BUY/SELL SHARES

                                  Buying shares                                5
      Investing in the JPMorgan
               Equity Portfolio   Selling shares                               5

                                  Dividends, distributions and taxes           5


                              6   FUND DETAILS

                                  Business structure                           6
     More about the portfolio's
            business operations   Management and administration                6

                                  Financial highlights                         7



                                  FOR MORE INFORMATION                back cover



The portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of the portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the portfolio may be higher or lower than, and there is no guarantee that the investment results of the portfolio will be comparable to, any other JPMorgan fund/portfolio.

JPMORGAN U.S. DISCIPLINED
EQUITY PORTFOLIO


                                    REGISTRANT: J.P. MORGAN SERIES TRUST II
                                    (JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO)

[GRAPHIC]GOAL
         The portfolio's goal is to provide high total return from a portfolio of selected equity securities. This goal can be changed only with shareholder approval.

[GRAPHIC]INVESTMENT APPROACH

         PRINCIPAL STRATEGIES
         The portfolio invests at least 80% of the value of its Assets in equity investments of large- and medium-capitalization U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio does not look to overweight or underweight sectors.

Within each sector, the portfolio modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described under "U.S. Equity Investment Process" on page 4.)

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the sector weightings of that index, the portfolio seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

Equity securities may include common stocks, preferred stocks, convertible securities and depositary receipts.

The portfolio may also invest in derivatives, which are investments that have a value based on another investment, exchange rate or index. The portfolio may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the portfolio can invest.

The portfolio is diversified as defined in the Investment Company Act of 1940.

PRINCIPAL RISKS
The value of your investment in the portfolio will fluctuate in response to movements in the stock market. Portfolio performance will also depend on the effectiveness of JPMIM's research and the management team's stock picking decisions.

To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns or increase volatility.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.

An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.

PORTFOLIO MANAGEMENT
The fund's assets are managed by J.P. Morgan Investment Management Inc. (JPMIM), a subsidiary of J.P. Morgan Chase & Co.

The portfolio management team is led by Joseph Gill, vice president, Nanette Buziak, vice president, and Timothy J. Devlin, vice president. Mr. Gill has been at JPMIM since 1996 and prior to that he was a portfolio manager at Bank of Tokyo-Mitsubishi Asset Management. Ms. Buziak has been at JPMIM since March of 1997 and prior to that time was an index arbitrage trader and convertible bond portfolio manager at First Marathon America, Inc. Mr. Devlin has been at JPMIM since July of 1996, and prior to that time was an equity portfolio manager at Mitchell Hutchins Asset Management Inc.



BEFORE YOU INVEST
Investors considering the portfolio should understand that:

- There is no assurance that the portfolio will meet its investment goal.

- The portfolio does not represent a complete investment program.

PAST PERFORMANCE (UNAUDITED)
Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown provide some indication of the risks of investing in JPMorgan U.S. Disciplined Equity Portfolio.

The bar chart indicates some of the risks by showing changes in the performance of the portfolio's shares from year to year for each of the last seven calendar years.

The table indicates some of the risks by showing how the portfolio's average annual returns for the past one year, five years and life of the portfolio compare to those of the S&P 500 Index and the Lipper Variable Annuity Growth and Income Funds Average, widely recognized market benchmarks.

The portfolio's past performance does not necessarily indicate how the portfolio will perform in the future.

YEAR-BY-YEAR TOTAL RETURN (%)   Shows changes in returns by calendar year(1),(2)

            JPMORGAN U.S. DISCIPLINED
                     EQUITY PORTFOLIO
    1995                       33.91%
    1996                       21.14%
    1997                       27.50%
    1998                       23.28%
    1999                       18.54%
    2000                      (10.98%)
    2001                      (11.91%)

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 20.73% (for the quarter ended 12/31/98); and the lowest quarterly return was (16.11%) (for the quarter ended 9/30/01).


AVERAGE ANNUAL TOTAL RETURN (%)
         Shows performance over time, for periods ended December 31, 2001(1),(2)


                                                                    PAST 1 YR.   PAST 5 YRS.   LIFE OF PORTFOLIO
JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO (after expenses)           (11.91)        7.88            13.12

S&P 500 INDEX (Reflects no deduction for fees, expenses or taxes)     (11.88)       10.70            15.69

LIPPER VARIABLE ANNUITY GROWTH AND INCOME FUNDS AVERAGE
 (Reflects no deduction for taxes)                                     (8.37)        7.83            12.10



(1) The portfolio commenced operations on 1/3/95. Performance for the benchmarks is from 1/31/95.

(2) The portfolio's fiscal year end is 12/31.

U.S. EQUITY MANAGEMENT APPROACH


J.P. MORGAN INVESTMENT MANAGEMENT INC.
Known for its commitment to proprietary research and its disciplined investment strategies, JPMIM is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals.

U.S. EQUITY INVESTMENT PROCESS
The portfolio's philosophy, developed by its adviser, focuses on stock picking while largely avoiding sector or market-timing strategies. Also, under normal market conditions, the portfolio will remain fully invested.

In managing the portfolio, JPMIM employs a three-step process:


[GRAPHIC]
JPMIM analysts develop proprietary fundamental research

RESEARCH JPMIM takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. JPMIM's in-house research is developed by an extensive worldwide network of career analysts. The team of analysts dedicated to U.S. equities has an average of over ten years of experience.


[GRAPHIC]
Stocks in each industry are ranked with the help of models

VALUATION The research findings allow JPMIM to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.


[GRAPHIC]
Using research and valuations, the portfolio's management team chooses stocks for the portfolio

STOCK SELECTION The portfolio buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the portfolio's managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

BUY/SELL SHARES


BUYING SHARES
Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.

Equity securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g. when an event occurs after the close of trading that would materially impact a security's value), the security is valued in accordance with the portfolio's fair valuation procedures. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.

SELLING SHARES
Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.


DIVIDENDS, DISTRIBUTIONS AND TAXES
The portfolio generally declares and pays any net investment income and net capital gain at least annually. Distributions will be reinvested in the portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.

Portfolio dividends and distributions are taxable to most investors. Since the portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.

FUND DETAILS


BUSINESS STRUCTURE
The portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.


MANAGEMENT AND ADMINISTRATION
The trustees are responsible for overseeing all business activities. BISYS Fund Services, L.P., as sub-administrator, along with JPMorgan Chase Bank, provide fund officers. JPMorgan Chase Bank, as administrator, provides certain financial and administrative services and oversees the portfolio's other service providers.

JPMIM and JPMorgan Chase Bank receive the following fees for investment advisory and administrative services, respectively:


  ADVISORY SERVICES             0.35% of the portfolio's average
                                daily net assets

  ADMINISTRATIVE SERVICES       0.50% of the portfolio's average
                                daily net assets*


* JPMorgan Chase Bank is responsible for reimbursing the portfolio for certain expenses usually incurred by the portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the portfolio for the excess.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the portfolio's financial performance for the past five fiscal years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights were audited by PricewaterhouseCoopers LLP. The portfolio's financial statements, along with the report of PricewaterhouseCoopers LLP, are included in the portfolio's annual report which is available upon request.


JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO


 PER SHARE OPERATING PERFORMANCE:                                                           YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 2001       2000       1999       1998        1997
                                                                                 ----       ----       ----       ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD                                          $ 14.90    $ 17.35    $ 15.84    $ 14.33      $13.68

Income from investment operations:
   Net investment income                                                         0.06       0.07       0.09       0.10        0.11
   Net gains or losses in securities (both realized and unrealized)             (1.83)     (1.93)      2.80       3.15        3.51

TOTAL FROM INVESTMENT OPERATIONS                                                (1.77)     (1.86)      2.89       3.25        3.62

Distributions to shareholders from:
   Dividends from net investment income                                          0.07       0.10       0.06       0.09        0.11
   Distributions from capital gains                                                --       0.49       1.32       1.65        2.86

TOTAL DIVIDENDS AND DISTRIBUTIONS                                                0.07       0.59       1.38       1.74        2.97

  Net asset value, end of period                                               $13.06     $14.90     $17.35     $15.84      $14.33

TOTAL RETURN                                                                   (11.91%)   (10.98%)    18.54%     23.28%      27.50%

 RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN THOUSANDS)                                      $62,344    $55,793    $39,484    $18,511      $8,892

RATIOS TO AVERAGE NET ASSETS:
  NET EXPENSES                                                                   0.85%      0.85%      0.87%      0.90%       0.90%

  NET INVESTMENT INCOME                                                          0.48%      0.57%      0.74%      0.81%       0.75%

  EXPENSES WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS                           0.85%      0.85%      0.87%      1.48%       2.31%
  NET INVESTMENT INCOME WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS              0.48%      0.57%      0.74%      0.23%      (0.66%)

PORTFOLIO TURNOVER RATE                                                            52%        64%       104%        82%        119%

                     THIS PAGE IS LEFT BLANK INTENTIONALLY

                     THIS PAGE IS LEFT BLANK INTENTIONALLY

FOR MORE INFORMATION


For investors who want more information on the portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and portfolio performance for the portfolio's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of the portfolio's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the portfolio, may be obtained by contacting:

J.P. MORGAN SERIES TRUST II
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713

TELEPHONE: 1-800-766-7722

www.jpmorganfunds.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov; copies also may be obtained, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102. The investment company and 1933 Act registration numbers are:

J.P. Morgan Series Trust II                               811-08212 and 33-72834



[LOGO]JPMORGAN FLEMING
      ASSET MANAGEMENT


J.P. MORGAN SERIES TRUST II

ADVISOR                                      DISTRIBUTOR
J.P. Morgan Investment Management Inc.       J.P. Morgan Fund Distributors, Inc.
522 Fifth Avenue                             1211 Avenue of the Americas
New York, NY 10036                           New York, NY 10036
1-800-766-7722

                                                                PR-USDEPSTII-302

                                        APRIL 1, 2002       PROSPECTUS


J.P. MORGAN SERIES TRUST II

Small Company Portfolio



                                             Seeking to outperform U.S. stock
                                             markets over the long term through
                                             a disciplined management approach.




This prospectus contains essential information for anyone investing in the portfolio. Please read it carefully and keep it for reference.


As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the Commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.


Distributed by J.P. Morgan Fund Distributors, Inc.


                                                       [LOGO] JPMorgan Fleming
                                                              Asset Management

CONTENTS



               2         JPMORGAN SMALL COMPANY PORTFOLIO


                         Portfolio description                                 2
The portfolio's
goal, principal          Past performance                                      3
strategies,
principal risks,
expenses and
performance


               4         U.S. EQUITY MANAGEMENT APPROACH


                         J.P. Morgan Investment Management Inc.                4


                         U.S. equity investment process                        4


               5         BUY/SELL SHARES


Investing in the         Buying shares                                         5
JPMorgan Small
Company Portfolio        Selling shares                                        5


                         Dividends, distributions and taxes                    5


               6         FUND DETAILS

More about the           Business structure                                    6
portfolio's business
operations               Management and administration                         6

                         Financial highlights                                  7


                         FOR MORE INFORMATION                         BACK COVER




This portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of the portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the portfolio may be higher or lower than, and there is no guarantee that the investment results of the portfolio will be comparable to, any other JPMorgan fund/portfolio.

JPMORGAN SMALL COMPANY PORTFOLIO

[GRAPHIC]
GOAL
The portfolio's goal is to provide high total return from a portfolio of small company stocks. This goal can be changed only with shareholder approval.

[GRAPHIC]
INVESTMENT APPROACH

PRINCIPAL STRATEGIES


The portfolio invests at least 80% of the value of its Assets in small U.S. companies whose market capitalizations are greater than $100 million and less than $2 billion when purchased, as typically represented by the Russell 2000 Index. "Assets" means net assets, plus the amount of borrowings for investment purposes. The portfolio can moderately underweight or overweight industries against the Russell 2000 Index's industry weightings when it believes it will benefit performance.


Within each industry, the portfolio focuses on those stocks that are ranked as most undervalued according to the process described on page 4. The portfolio generally considers selling stocks that appear overvalued or have grown into large cap stocks.


The portfolio may also invest in derivatives, which are investments that have a value based on another investment, exchange rate or index. The portfolio may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the portfolio can invest.

The portfolio is diversified as defined in the Investment Company Act of 1940.


PRINCIPAL RISKS


The value of your investment in the portfolio will fluctuate in response to movements in the stock market. Portfolio performance will also depend on the effectiveness of JPMIM's research and the management team's stock picking decisions.


Small-cap stocks have historically offered higher long-term growth than large-cap stocks, and have also involved higher risks. Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The portfolio's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. The portfolio pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index.

To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns, increase volatility or result in losses.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.

An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.


[SIDENOTE]


REGISTRANT: J.P. MORGAN SERIES TRUST II
(JPMORGAN SMALL COMPANY PORTFOLIO)


PORTFOLIO MANAGEMENT


The portfolio's assets are managed by J.P. Morgan Investment Management Inc. (JPMIM), a subsidiary of J.P. Morgan Chase & Co.

The portfolio management team is led by Marian U. Pardo, managing director, and Saira Durcanin, vice president and CFA. Ms. Pardo has been at JPMIM since 1968, except for five months in 1988 when she was president of a small investment management firm. Prior to managing the fund, Ms. Pardo managed small- and large-cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms. Durcanin has been with JPMIM since July 1995 as a small company equity analyst and portfolio manager.



BEFORE YOU INVEST
Investors considering the portfolio should understand that:

-    There is no assurance that the portfolio will meet its investment goal.

-    The portfolio does not represent a complete investment program.

PAST PERFORMANCE (UNAUDITED)
Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown provide some indication of the risks of investing in JPMorgan Small Company Portfolio.

The bar chart indicates some of the risks by showing changes in the performance of the portfolio's shares from year to year for each of the last seven calendar years.

The table indicates some of the risks by showing how the portfolio's average annual returns for the past one year, five years and life of the portfolio compare to those of the Russell 2000 Index and the Lipper Variable Annuity Small Company Funds Average, widely recognized market benchmarks.


The portfolio's past performance does not necessarily indicate how the portfolio will perform in the future.

YEAR-BY-YEAR TOTAL RETURN (%)
SHOWS CHANGES IN RETURNS BY CALENDAR YEAR(1),(2)

     1995           32.91%
     1996           21.74%
     1997           22.50%
     1998           (5.51%)
     1999           44.39%
     2000          (11.32%)
     2001           (8.03%)

[CHART]

JPMorgan Small Company Portfolio
For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 34.41% (for the quarter ended 12/31/99); and the lowest quarterly return was (21.67%) (for the quarter ended 9/30/98).



AVERAGE ANNUAL TOTAL RETURN (%)
SHOWS PERFORMANCE OVER TIME, FOR YEARS ENDED DECEMBER 31, 2001(1),(2)




                                                               PAST 1 YR.            PAST 5 YRS.         LIFE OF PORTFOLIO
JPMORGAN SMALL COMPANY PORTFOLIO
(after expenses)                                                         (8.03)                   6.39                  11.97
RUSSELL 2000 INDEX
(Reflects no deduction for fees, expenses or taxes)                       2.49                    7.52                  11.91
LIPPER VARIABLE ANNUITY SMALL COMPANY FUNDS AVERAGE
(Reflects no deduction for taxes)                                        (6.13)                   6.02                  11.73

1 The portfolio commenced operations on 1/3/95. Performance for the benchmarks is from 1/31/95.

2    The portfolio's fiscal year end is 12/31.

U.S. EQUITY MANAGEMENT APPROACH


J.P. MORGAN INVESTMENT MANAGEMENT INC.
Known for its commitment to proprietary research and its disciplined investment strategies, JPMIM is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals.


U.S. EQUITY INVESTMENT PROCESS
The portfolio's philosophy, developed by its adviser, focuses on stock picking while largely avoiding sector or market-timing strategies. Also, under normal market conditions, the portfolio will remain fully invested.

In managing the portfolio, JPMIM employs a three-step process:


[GRAPHIC]
JPMIM analysts develop proprietary fundamental research

RESEARCH JPMIM takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. JPMIM's in-house research is developed by an extensive worldwide network of career analysts. The team of analysts dedicated to U.S. equities has an average of over ten years of experience.



[GRAPHIC]
Stocks in each industry are ranked with the help of models


VALUATION The research findings allow JPMIM to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.



[GRAPHIC]
Using research and valuations, the portfolio's management team chooses stocks for the portfolio

STOCK SELECTION The portfolio buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the portfolio's managers often consider a number of other criteria:

-    catalysts that could trigger a rise in a stock's price

-    high potential reward compared to potential risk

-    temporary mispricings caused by market overreactions

BUY/SELL SHARES


BUYING SHARES

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.

Equity securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g. when an event occurs after the close of trading that would materially impact a security's value), the security is valued in accordance with the portfolio's fair valuation procedures. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.


DIVIDENDS, DISTRIBUTIONS AND TAXES


The portfolio generally declares and pays any net investment income and net capital gain at least annually. Distributions will be reinvested in the portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.


Portfolio dividends and distributions are taxable to most investors. Since the portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.

FUND DETAILS


BUSINESS STRUCTURE

The portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.


MANAGEMENT AND ADMINISTRATION


The trustees are responsible for overseeing all business activities. BISYS Fund Services, L.P., as sub-administrator, along with JPMorgan Chase Bank, provide fund officers. JPMorgan Chase Bank, as administrator, provides certain financial and administrative services and oversees the portfolio's other service providers.

JPMIM and JPMorgan Chase Bank receive the following fees for investment advisory and administrative services, respectively:




ADVISORY SERVICES           0.60% of the portfolio's average daily net assets

ADMINISTRATIVE SERVICES     0.55% of the portfolio's average daily net assets*



* JPMorgan Chase Bank is responsible for reimbursing the portfolio for certain expenses usually incurred by the portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the portfolio for the excess.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the past five fiscal years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights were audited by PricewaterhouseCoopers LLP. The portfolio's financial statements, along with the report of PricewaterhouseCoopers LLP, are included in the portfolio's annual report, which is available upon request.


JPMORGAN SMALL COMPANY PORTFOLIO


PER SHARE OPERATING PERFORMANCE:                                                         YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------   --------------------------------------------------------
                                                                           2001        2000        1999        1998        1997
                                                                         --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $  14.38    $  16.73    $  11.86    $  13.09    $  12.53
Income from investment operations:
  Net investment income                                                      0.03        0.03         --+        0.03        0.04
  Net gains or losses in securities (both realized and unrealized)          (1.18)      (1.93)       5.23       (0.74)       2.53
  TOTAL FROM INVESTMENT OPERATIONS                                          (1.15)      (1.90)       5.23       (0.71)       2.57
Distributions to shareholders from:
  Dividends from net investment income                                       0.01        0.02        0.01        0.02        0.04
  Distributions from capital gains                                             --        0.43        0.35        0.15        1.97
  Distributions in excess of net realized gains                                --          --          --        0.35          --
TOTAL DIVIDENDS AND DISTRIBUTIONS                                            0.01        0.45        0.36        0.52        2.01
NET ASSET VALUE, END OF PERIOD                                           $  13.22    $  14.38    $  16.73    $  11.86    $  13.09
TOTAL RETURN                                                                (8.03%)    (11.32%)     44.39%      (5.51%)     22.50%

Ratios/supplemental data:
NET ASSETS, END OF PERIOD (IN THOUSANDS)                                 $ 43,229    $ 32,978    $ 16,425    $  6,831    $  5,196
RATIOS TO AVERAGE NET ASSETS:
  NET EXPENSES                                                               1.15%       1.15%       1.15%       1.15%       1.15%
  NET INVESTMENT INCOME                                                      0.26%       0.30%       0.07%       0.28%       0.28%
  EXPENSES WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS                       1.15%       1.32%       2.57%       3.43%       3.81%
  NET INVESTMENT INCOME WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS          0.26%       0.13%      (1.35%)     (2.00%)     (2.38%)
PORTFOLIO TURNOVER RATE                                                        91%        105%        121%         67%         85%


+    Less than 0.005

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

FOR MORE INFORMATION

For investors who want more information on the portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and portfolio performance for the portfolio's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of the portfolio's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the portfolio, may be obtained by contacting:


J.P. MORGAN SERIES TRUST II
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713

TELEPHONE: 1-800-766-7722
www.jpmorganfunds.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov; copies also may be obtained after paying a duplicating fee, by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102. The investment company and 1933 Act registration numbers are:


J.P. Morgan Series Trust II                  811-08212 and 33-72834



[LOGO] JPMORGAN FLEMING
       Asset Management


J.P. Morgan Series Trust II


ADVISOR                                      DISTRIBUTOR
J.P. Morgan Investment Management Inc.       J.P. Morgan Fund Distributors, Inc.
522 Fifth Avenue                             1211 Avenue of the Americas
New York, NY 10036                           New York, NY 10036
1-800-766-7722
                                                            PR-SCPSTII-302

                                     APRIL 1, 2002        PROSPECTUS



J.P. MORGAN SERIES TRUST II

International Opportunities Portfolio


                                                       Seeking high total return
                                                       primarily from stocks
                                                       outside the United States










This prospectus contains essential information for anyone investing in the portfolio. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the Commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by J.P. Morgan Fund Distributors, Inc.



                                                          [LOGO]JPMORGAN FLEMING
                                                                ASSET MANAGEMENT

CONTENTS


                              2   JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

                                  Portfolio description                        2
The portfolio's goal, principal
   strategies, principal risks,   Past performance                             3
       expenses and performance


                              4   INTERNATIONAL EQUITY MANAGEMENT APPROACH

                                  J.P. Morgan Investment Management Inc.       4

                                  International equity investment process      4


                              5   BUY/SELL SHARES

                                  Buying shares                                5
      Investing in the JPMorgan
    International Opportunities   Selling shares                               5
                      Portfolio
                                  Dividends, distributions and taxes           5



                              6   FUND DETAILS

                                  Business structure                           6
     More about the portfolio's
            business operations   Management and administration                6

                                  Financial highlights                         7



                                  FOR MORE INFORMATION                back cover


This portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which the portfolio assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objective and policies of the portfolio may be similar to other funds/portfolios managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the portfolio may be higher or lower than, and there is no guarantee that the investment results of the portfolio will be comparable to, any other JPMorgan fund/portfolio.

JPMORGAN INTERNATIONAL
OPPPORTUNITIES PORTFOLIO


                                REGISTRANT: J.P. MORGAN SERIES TRUST II
                                (JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO)

[GRAPHIC]GOAL
         The portfolio's goal is to provide high total return from a portfolio of equity securities of foreign companies. This goal can be changed only with shareholder approval.

[GRAPHIC]INVESTMENT APPROACH

         PRINCIPAL STRATEGIES
         The portfolio's assets are invested primarily in companies from developed markets other than the U.S. The portfolio's assets may also be invested to a limited extent in companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, and most of the countries of Western Europe; emerging markets include most other countries in the world.

The portfolio focuses on stock picking, emphasizing those stocks that are ranked as undervalued according to JPMIM's proprietary research, while underweighting or avoiding those that appear overvalued. While the portfolio generally follows the process described on page 4, its country allocations and sector weightings may differ significantly from those of the MSCI All Country World Index Free (ex-U.S.), the portfolio's benchmark. The portfolio makes its currency management decisions as described on page 4.

The portfolio may also invest in derivatives, which are investments that have a value based on another investment, exchange rate or index. The portfolio may use derivatives to hedge various investments and for risk management. Derivatives may also be used as substitutes for securities in which the portfolio can invest.

The portfolio is diversified as defined in the Investment Company Act of 1940.

PRINCIPAL RISKS
The value of your investment in the portfolio will fluctuate in response to movements in international stock markets and currency exchange rates. Portfolio performance will also depend on the effectiveness of JPMIM's research and the management team's stock picking and currency management decisions.

In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. The portfolio's performance will be influenced by political, social and economic factors affecting companies around the world. These risks include foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce market performance. These risks are higher in emerging markets. You should be prepared to ride out periods of underperformance. To the extent that the portfolio hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The portfolio may also hedge from one foreign currency to another. However, the portfolio does not typically use this strategy for its emerging markets currency exposure. Foreign stocks are generally riskier than other domestic counterparts.

While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns, increase volatility or result in losses.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in stock prices.

An investment in the portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the portfolio's share price is lower than when you invested.

PORTFOLIO MANAGEMENT
The portfolio's assets are managed by J.P. Morgan Investment Management Inc. (JPMIM), a subsidiary of J.P. Morgan Chase & Co.

The portfolio management team is led by Andrew C. Cormie, managing director, who has been an international equity portfolio manager since 1997 and employed by JPMIM since 1984 and by Nigel F. Emmett, vice president, who has been on the team since joining JPMIM in August 1997. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman Company and a portfolio manager at Gartmore Investment Management.


BEFORE YOU INVEST
Investors considering the portfolio should understand that:

- There is no assurance that the portfolio will meet its investment goals.

- The portfolio does not represent a complete investment program.

PAST PERFORMANCE (UNAUDITED)
Performance information of the portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the prospectus for their contract or policy.

The bar chart and table shown below provide some indication of the risks of investing in JPMorgan International Opportunities Portfolio.

The bar chart indicates some of the risks by showing changes in the performance of the portfolio's shares from year to year for each of the last seven calendar years.

The table indicates some of the risks by showing how the portfolio's average annual return for the past one year, five years, and life of the portfolio compare to those of the MSCI All Country World Index Free (ex.-U.S.) and the Lipper Variable Annuity International Funds Average, widely recognized market benchmarks.

The portfolio's past performance does not necessarily indicate how the portfolio will perform in the future.

YEAR-BY-YEAR TOTAL RETURN (%)   Shows changes in returns by calendar year(1),(2)

            JPMORGAN INTERNATIONAL
           OPPORTUNITIES PORTFOLIO
1995                12.38%
1996                13.12%
1997                 5.43%
1998                 4.73%
1999                36.66%
2000               (15.84%)
2001               (19.14%)

For the period covered by this year-by-year total return chart, the portfolio's highest quarterly return was 21.06% (for the quarter ended 12/31/98); and the lowest quarterly return was (20.24%) (for the quarter ended 9/30/98).


AVERAGE ANNUAL TOTAL RETURN (%)
          Shows performance over time for periods ended December 31, 2001(1),(2)


                                                                PAST 1 YEAR   PAST 5 YEARS   LIFE OF PORTFOLIO
                                                                -----------   ------------   -----------------
JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
 (after expenses)                                                 (19.14)         0.53              3.88

MSCI ALL COUNTRY WORLD INDEX FREE (EX-U.S.)
 (Reflects no deduction for fees, expenses or taxes)              (19.50)         0.89              3.68

LIPPER VARIABLE ANNUITY INTERNATIONAL FUNDS AVERAGE
 (Reflects no deduction for taxes)                                (22.82)         1.38              5.29


(1) The portfolio commenced operations on 1/3/95. Performance for the benchmarks is from 1/31/95.

(2) The portfolio's fiscal year end is 12/31.

INTERNATIONAL EQUITY MANAGEMENT APPROACH


J.P. MORGAN INVESTMENT MANAGEMENT INC.
Known for its commitment to proprietary research and its disciplined investment strategies, JPMIM is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals.

INTERNATIONAL EQUITY INVESTMENT PROCESS
The portfolio's philosophy, developed by its adviser, focuses on allocating assets by country, selecting stocks and managing currency exposure. The portfolio largely avoids using sector or market-timing strategies. Under normal market conditions, the portfolio will remain fully invested.

Through its extensive global equity research and analytical systems, JPMIM seeks to generate an information advantage. Using fundamental analysis as well as macro-economic models, JPMIM develops proprietary research on countries, companies, and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone. The team of analysts dedicated to international equities has an average of nearly ten years of experience.

In managing the portfolio, JPMIM employs a three-step process that combines country allocation, fundamental research for identifying portfolio securities, and currency management decisions:

[GRAPHIC]
JPMIM uses top-down analysis in determining which countries to emphasize

COUNTRY ALLOCATION JPMIM takes an in-depth look at the relative valuations and economic prospects of different countries, ranking the attractiveness of their markets. Using these rankings, a team of strategists establishes a country allocation for the portfolio. Country allocation may vary either significantly or moderately from the portfolio's benchmark. JPMIM considers the developed countries of Europe (excluding the U.K.) as a whole while monitoring the portfolio's exposure to any one country.

[GRAPHIC]
Stocks in each industry are ranked with the help of models, then selected for investment

STOCK SELECTION Various models are used to quantify JPMIM's fundamental stock research, producing a ranking of companies in each industry group according to their relative value. The portfolio's management team then buys and sells stocks, using the research and valuation rankings as well as its assessment of other factors, including:

- catalysts that could trigger a change in a stock's price

- potential reward compared to potential risk

- temporary mispricings caused by market overreactions


[GRAPHIC]
JPMIM may adjust currency exposure to seek to manage risks and enhance returns

CURRENCY MANAGEMENT The portfolio has access to JPMIM's currency specialists in determining the extent and nature of its exposure to various foreign currencies.

BUY/SELL SHARES


BUYING SHARES
Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying portfolio shares.

The price for portfolio shares is the portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.

Equity securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g. when an event occurs after the close of trading, that would materially impact a security's value), the security is valued in accordance with the portfolio's fair valuation procedures. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.

SELLING SHARES
Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
The portfolio generally declares and pays any net investment income and net capital gain at least annually. Distributions will be reinvested in the portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.

Portfolio dividends and distributions are taxable to most investors. Since the portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.

FUND DETAILS


BUSINESS STRUCTURE
The portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION
The trustees are responsible for overseeing all business activities. BISYS Fund Services, L.P., as sub-administrator, along with JPMorgan Chase Bank, provide fund officers. JPMorgan Chase Bank, as administrator, provides certain financial and administrative services and oversees the portfolio's other service providers.

JPMIM and JPMorgan Chase Bank receive the following fees for investment advisory and administrative services, respectively:


  ADVISORY SERVICES             0.60% of the portfolio's average
                                daily net assets

  ADMINISTRATIVE SERVICES       0.60% of the portfolio's average
                                daily net assets*


* JPMorgan Chase Bank is responsible for reimbursing the portfolio for certain expenses usually incurred by the portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the portfolio for the excess.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the portfolio's financial performance for the past five fiscal years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights were audited by PricewaterhouseCoopers LLP. The portfolio's financial statements, along with the report of PricewaterhouseCoopers LLP, are included in the portfolio's annual report, which is available upon request.



JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO


PER SHARE OPERATING PERFORMANCE:                                                             YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 2001       2000       1999       1998        1997
                                                                                 ----       ----       ----       ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD                                          $ 11.35    $ 13.83    $ 10.52    $ 10.60     $ 11.73
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                         0.09      (0.01)      0.11       0.14        0.15
   Net gains or losses in securities (both realized and unrealized)             (2.24)     (2.18)      3.71       0.40        0.44
----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                (2.15)     (2.19)      3.82       0.54        0.59
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Dividends from net investment income                                          0.09       0.04       0.11       0.16        0.41
   Distributions from capital gains                                              0.26       0.25       0.40         --        1.31
   Distributions in excess of net realized gain                                    --         --         --       0.46          --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS                                                0.35       0.29       0.51       0.62        1.72
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                                $8.85     $11.35     $13.83     $10.52      $10.60
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                   (19.14%)   (15.84%)    36.66%      4.73%       5.43%
----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (IN THOUSANDS)                                      $24,859    $27,780    $22,304     $9,788      $6,780
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  NET EXPENSES                                                                   1.20%      1.20%      1.20%      1.20%       1.20%

  NET INVESTMENT INCOME                                                          0.88%      0.65%      0.85%      0.44%       0.88%

  EXPENSES WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS                           1.40%      1.73%      1.98%      3.26%       4.25%
  NET INVESTMENT INCOME WITHOUT REIMBURSEMENTS AND EARNINGS CREDITS              0.68%      0.12%      0.07%     (1.62%)     (2.17%)
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                            82%        88%        66%       127%        149%
----------------------------------------------------------------------------------------------------------------------------------

                     THIS PAGE IS LEFT BLANK INTENTIONALLY

FOR MORE INFORMATION


For investors who want more information on the portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and portfolio performance for the portfolio's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of the portfolio's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents, along with other information about the portfolio, may be obtained by contacting:

J.P. MORGAN SERIES TRUST II
Morgan Christiana Center
J.P. Morgan Funds Services - 2/OPS3
500 Stanton Christiana Road
Newark, DE 19713

Telephone: 1-800-766-7722

www.jpmorganfunds.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-202-942-8090) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov; copies also may be obtained, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102. The investment company and 1933 Act registration numbers are:

J.P. Morgan Series Trust II                               811-08212 and 33-72834



[LOGO]JPMORGAN FLEMING
      ASSET MANAGEMENT


J.P. MORGAN SERIES TRUST II

ADVISOR                                      DISTRIBUTOR
J.P. Morgan Investment Management Inc.       J.P. Morgan Fund Distributors, Inc.
522 Fifth Avenue                             1211 Avenue of the Americas
New York, NY 10036                           New York, NY 10036
1-800-766-7722


                                                                  PR-IOPSTII-302

Prospectus April 1, 2002

J.P. Morgan Series Trust II


Mid Cap Value Portfolio








The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


[LOGO]JPMORGAN Fleming
      Asset Management

CONTENTS


Mid Cap Value Portfolio                             1


The Portfolio's Management and Administration       5

How Your Account Works                              6

Buying Portfolio Shares                             6

Selling Portfolio Shares                            6

Distributions and Taxes                             6

Financial Highlights                                9


How To Reach Us                            Back cover




The Portfolio is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of Participating Insurance Companies. Individuals may not purchase shares directly from the Portfolio. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies over which J.P. Morgan Series Trust II assumes no responsibility. Portfolio shares also are offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). The investment objectives and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Robert Fleming, Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other JPMorgan fund/portfolio.

JPMorgan MID CAP VALUE PORTFOLIO


THE PORTFOLIO'S OBJECTIVE
The Portfolio's goal is to seek growth from capital appreciation.


THE PORTFOLIO'S MAIN INVESTMENT STRATEGY
Under normal market conditions, the Portfolio invests at least 80% of the value of its Assets in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that Robert Fleming, Inc. (the Adviser) believes to be undervalued. "Assets" means net assets, plus the amount of any borrowings for investment purposes, and Market Capitalization is the total market value of a company's shares. The Portfolio primarily invests in equities. Equity securities may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

Under normal market conditions, the Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. The Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including certain U.S. Government and U.S. Treasury securities, bank obligations, commercial paper and other short-term debt securities rated at the time of purchase in the top two categories by a nationally recognized statistical rating organization, and repurchase agreements involving the foregoing securities), shares of money market funds and cash. When the Portfolio is investing for temporary defensive purposes, it is not pursuing its investment objective.

The Portfolio's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income. Derivatives may also be used as substitutes for securities in which the Portfolio can invest.


The Portfolio may change any of these investment policies (not including its investment objective) without shareholder approval. The Portfolio will give 60 days' written notice of any change in a non-fundamental investment policy.


The Portfolio is not diversified as defined in the Investment Company Act of 1940.

INVESTMENT PROCESS
The Adviser is a `bottom-up' manager and stock selection is based on company fundamentals. The Adviser combines quantitative screening with proprietary fundamental analysis to construct the Portfolio. The Adviser uses a wide variety of sources and research companies. These sources include


[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE PORTFOLIO SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL MEET ITS INVESTMENT GOAL.

-    THE PORTFOLIO DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

electronic screens, the Adviser's relationship with over 70 national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by three component analyses: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the Adviser considers to be the key criteria for financial success. Then, the Adviser uses an overlay of more subjective current business and management analysis to form a view on future stock potential.


The Adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the Portfolio. The Adviser may sell a security due to opportunity cost. Typically, the Adviser attempts to maintain a portfolio of not more than 100 companies. As a result, a new company may displace a current holding. Finally, the Adviser may sell a security due to extreme valuation. While the Adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.


THE PORTFOLIO'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Portfolio. Here are some of the specific risks of investing in the Mid Cap Value Portfolio.

The Portfolio may not achieve its objective if the Adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Portfolio will be influenced by conditions in stock markets as well as the performance of the companies selected for the Portfolio.

The Portfolio may not achieve its objective if securities which the Adviser believes are undervalued do not appreciate as much as the Adviser anticipates or if companies which the Adviser believes will experience earnings growth do not grow as expected.

The securities of small or mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in U.S. securities. Because foreign securities are usually denominated in foreign currencies, the value of the Portfolio may be influenced by currency exchange rates and exchange control regulations.


Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

The market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.


The value of REITs will depend on the value of the underlying properties or underlying loans. The value of REITs may decline when interest rates rise. The value of a REIT will also be affected by the real estate market and by the management of the REIT's underlying properties. REITs may be more volatile or more illiquid than other types of securities.

If the Portfolio invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government debt securities, including where the Portfolio is investing for temporary defensive purposes, it could reduce the Portfolio's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Portfolio's original investment.


Because the Portfolio is not diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified portfolio would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.


[SIDENOTE]


AN INVESTMENT IN THE PORTFOLIO ISN'T A DEPOSIT OF ANY BANK AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE PORTFOLIO'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE PORTFOLIO'S PERFORMANCE
The Portfolio was launched on 9/28/01 and therefore has no reportable performance history. Once the Portfolio has performance for at least one calendar year, a bar chart and performance table will be included in the Prospectus to show the Portfolio's performance, and, for comparison purposes, the performance of an appropriate broad-based index will also be included in the prospectus. Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Portfolio.

Performance information of the Portfolio should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. These rates will reflect the deduction of mortality and expense risk charges and will therefore be lower. Policy holders should consult the applicable prospectus for their contract or policy.

THE PORTFOLIO'S MANAGEMENT AND ADMINISTRATION

The Mid Cap Value Portfolio is a series of J.P. Morgan Series Trust II, a Delaware business trust. Information about other series is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses. The trustees are responsible for overseeing all business activities.

THE PORTFOLIO'S INVESTMENT ADVISER
Robert Fleming, Inc., the Adviser, makes the day-to-day investment decisions for the Portfolio. The Adviser is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMorgan Chase is a global financial services firm headquartered in New York. The Adviser is located at 522 Fifth Avenue, New York, NY 10036.

The Adviser serves as the investment adviser for the Portfolio under an investment advisory agreement (the Advisory Agreement). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program, subject to the supervision of, and policies established by, the Board of Trustees.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.70% of the average daily net assets of the Mid Cap Value Portfolio.

PORTFOLIO MANAGER
Jonathan Kendrew Llewelyn Simon, serves as portfolio manager to the Mid Cap Value Portfolio. Mr. Simon has worked as a portfolio manager with various affiliates of the Adviser since 1980 and is currently the Chief Investment Officer and a Director of the Adviser.


THE PORTFOLIO'S ADMINISTRATOR
JPMorgan Chase Bank (Administrator) provides administrative and certain financial services and oversees the Portfolio's other service providers. The Administrator and BISYS Fund Services, L.P., as sub-administrator, provide Trust officers.

JPMorgan Chase Bank receives the following fees for administrative services



 ADMINISTRATIVE SERVICES*     0.55% OF THE
                              PORTFOLIO'S
                              AVERAGE
                              DAILY NET ASSETS
----------------------------------------------


* JPMorgan Chase Bank is responsible for reimbursing the Portfolio for certain expenses usually incurred by the Portfolio, including dividend disbursing costs, custody fees, legal and accounting expenses and certain other expenses described in the Statement of Additional Information. The Portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the Portfolio for the excess.


THE PORTFOLIO'S DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc. (JPMFD) is the distributor for the Portfolio. It is a subsidiary of The BISYS Group, Inc. and is not affliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING PORTFOLIO SHARES
Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the Portfolio. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about buying Portfolio shares.

The price for Portfolio shares is the Portfolio's net asset value per share
(NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order and Federal Funds in the net amount of such order is received by the Portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and Federal Funds.

The Portfolio's equity securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g. when an event occurs after the close of trading, that would materially impact a security's value), the security is valued in accordance with the Portfolio's fair valuation procedures. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. Other debt securities are valued based on market value, or where market quotations are not readily available, based on fair value which may be determined by one or more pricing services.

SELLING PORTFOLIO SHARES
Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies or by Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemption orders from separate accounts received in proper form by the Participating Insurance Company or from Eligible Plans on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Portfolio in proper form on the next business day. The Participating Insurance Company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee for more information about selling Portfolio shares.


DISTRIBUTIONS AND TAXES
The Portfolio generally declares and pays any net investment income and net capital gains at least annually. Distributions will be reinvested in the Portfolio unless instructed otherwise by a Participating Insurance Company or Eligible Plan.


Portfolio dividends and distributions are taxable to most investors. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts and Eligible Plans, no discussion is included as to the Federal income tax consequences to Policy owners and Eligible Plan participants. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company and Eligible Plan participants should consult the Plan's administrator or trustee.

Participating Insurance Companies and Eligible Plans should consult their tax advisors about federal, state and local tax consequences.

PERFORMANCE OF A RELATED FUND



The Portfolio's investment objective and policies are substantially similar to those used by the Adviser in managing the JPMorgan Mid Cap Value Fund. The table below shows the average annual total returns of the JPMorgan Mid Cap Value Fund's Institutional Class Shares over the past year and since inception. It compares that performance to the S&P Mid Cap 400/BARRA Value Index and the Russell Midcap(R) Value Index, widely recognized market benchmarks.

The Performance of the JPMorgan Mid Cap Value Fund's Institutional Class Shares should not be interpreted as indicative of the Portfolio's future performance. Performance of the JPMorgan Mid Cap Value Fund's Institutional Class Shares reflects the deduction of the Fund's expenses. During the periods shown, the actual returns of the Portfolio would have been lower than shown because the Portfolio has higher expenses than the JPMorgan Mid Cap Value Fund's Institutional Class Shares.

The calculations assume that all dividends and distributions were reinvested. The Adviser and some other service providers have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

AVERAGE ANNUAL TOTAL RETURNS (%)
Shows performance over time for the periods ended December 31, 2001


                                                               SINCE INCEPTION(1)
                                                 PAST 1 YEAR   (11/13/97)
---------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES                         9.91          20.04
---------------------------------------------------------------------------------
 S&P MID CAP 400/BARRA VALUE INDEX (Reflects no
 deduction for fees, expenses or taxes)             7.14           7.22
---------------------------------------------------------------------------------
 RUSSELL MIDCAP(R) VALUE INDEX (Reflects no
 deduction for fees, expenses or taxes)             2.23          11.42
---------------------------------------------------------------------------------


(1)  PERFOMANCE FOR THE BENCHMARKS IS FROM 11/30/97.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolio's financial performance for the past fiscal period as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Portfolio's financial statements, are included in the Portfolio's annual report, which are available upon request.

JPMORGAN MID CAP VALUE PORTFOLIO
Financial Highlights


                                                                                   9/28/01*
                                                                                    THROUGH
                                                                                   12/31/01
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                                 $15.00
---------------------------------------------------------------------------------------------
   Income from investment operations:

     Net investment income                                                             0.02

     Net gains or losses in securities (both realized and unrealized)                  1.67
                                                                                    ---------

     Total from investment operations                                                  1.69

   Distributions to shareholders from:

     Dividends from net investment income                                                --

     Distributions from capital gains                                                    --
                                                                                    ---------
     Total dividends and distributions                                                   --
---------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $16.69

TOTAL RETURN                                                                         11.27%
=============================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                             $2,655
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------------
   Net expenses                                                                       1.00%
---------------------------------------------------------------------------------------------
   Net investment income                                                              0.46%
---------------------------------------------------------------------------------------------
   Expenses without reimbursements and earnings credits                              10.62%
---------------------------------------------------------------------------------------------
   Net investment income without reimbursements and earnings credits                (9.16%)
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 21%
---------------------------------------------------------------------------------------------

* Commencement of operations.
# Short periods have been annualized.

                     This page is intentionally left blank.

HOW TO REACH US

MORE INFORMATION
You'll find more information about the Portfolio in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMORGAN SERIES TRUST II
MORGAN CHRISTIANA CENTER
JPMORGAN PORTFOLIOS SERVICES - 2/OPS
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you're there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Portfolio is also available on the SEC's website at http://www.sec.gov.




               The Investment Company Act File No. is 811-08212.
           (C) J.P. Morgan Chase & Co. All Rights Reserved. April 2002


                                                                 PR-MCVPSTII-302

                                 JPMORGAN FUNDS

                                                         STATEMENT OF ADDITIONAL
                                                                     INFORMATION
                                                                   APRIL 1, 2002

                          J.P. MORGAN SERIES TRUST II

                            JPMORGAN BOND PORTFOLIO
                   JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO
                        JPMORGAN SMALL COMPANY PORTFOLIO
                 JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION, WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES OF THE TRUST DATED APRIL 1, 2002 AS SUPPLEMENTED FROM TIME TO TIME. ADDITIONALLY, THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE THE FINANCIAL STATEMENTS INCLUDED IN THE SHAREHOLDER REPORT RELATING TO THE TRUST DATED DECEMBER 31, 2001. THE PROSPECTUSES AND THE FINANCIAL STATEMENTS, INCLUDING THE INDEPENDENT ACCOUNTANTS' REPORT THEREON, ARE AVAILABLE, WITHOUT CHARGE UPON REQUEST FROM J.P. MORGAN FUND DISTRIBUTORS, INC., ATTENTION:
J.P. MORGAN SERIES TRUST II (800) 221-7930.

TABLE OF CONTENTS                                   PAGE
--------------------------------------------------------

Business History..................................     4
Investment Objectives and Policies................     4
  JPMorgan Bond Portfolio.........................     4
  JPMorgan U.S. Disciplined Equity Portfolio......     4
  JPMorgan Small Company Portfolio................     4
  JPMorgan International Opportunities
    Portfolio.....................................     4
Money Market Instruments..........................     5
  U.S. Treasury Securities........................     5
  Additional U.S. Government Obligations..........     5
  Foreign Government Obligations..................     5
  Commercial Paper................................     6
  Repurchase Agreements...........................     6
Corporate Bonds and Other Debt Securities.........     7
  High Yield/High Risk Bonds......................     7
  Asset-Backed Securities.........................     7
Equity Investments................................     7
Common Stock Warrants.............................     8
Foreign Investments...............................     8
Foreign Currency Exchange Transactions............     9
Additional Investments............................    10
  Convertible Securities..........................    10
  When-Issued and Delayed Delivery Securities.....    10
  Investment Company Securities...................    10
  Reverse Repurchase Agreements...................    11
  Mortgage Dollar Roll Transactions...............    11
  Loans of Portfolio Securities...................    11
  Illiquid Investments............................    11
Quality and Diversification Requirements..........    12
  JPMorgan Bond Portfolio.........................    12
  JPMorgan U.S. Disciplined Equity, Small Company
    and International Opportunities Portfolios....    12
Options and Futures Transactions..................    12
  General.........................................    12
  Purchasing Put and Call Options.................    13
  Selling (Writing) Put and Call Options..........    14
  Options on Indices..............................    14
  Futures Contracts...............................    14
  Options on Futures Contracts....................    15
  Combined Positions..............................    15
  Correlation of Price Changes....................    16
  Liquidity of Options and Futures Contracts......    16
  Position Limits.................................    16
  Asset Coverage for Futures Contracts and Options
    Positions.....................................    16
Risk Management...................................    17
Investment Restrictions...........................    17
  Fundamental Investment Restrictions.............    17
  Non-Fundamental Investment Restrictions.........    18
JPMorgan Bond, Small Company and International
  Opportunities Portfolios........................    18
JPMorgan U.S. Disciplined Equity Portfolio........    18
Trustees..........................................    18
Officers..........................................    21
Investment Advisory and Other Services............    25
  Investment Advisory Agreement...................    25
  Board Review of Investment Advisory
    Agreements....................................    26
  Administrative Services Agreement...............    26

  Independent Accountants.........................    28
  Distributor.....................................    28
  Custodian.......................................    28
  Transfer Agent..................................    28
  Payment of Expenses.............................    29
  Portfolio Transactions and Brokerage
    Allocations...................................    29
Shares of Beneficial Interest.....................    30
Codes of Ethics...................................    31
Voting Rights.....................................    31
Offering and Redemption of Shares.................    31
Determination of Net Asset Value..................    32
Taxes.............................................    33
Performance and Yield Information.................    34
  Non-Money Market Portfolios.....................    34
Delaware Business Trust...........................    35
Financial Statements..............................    36
Additional Information............................    36
Appendix A........................................   A-1

                                BUSINESS HISTORY

    J.P. Morgan Series Trust II (the "Trust"), a Delaware Business Trust, is an open-end diversified management investment company established to provide for the investment of assets of separate accounts of life insurance companies ("Participating Insurance Companies") and of qualified pension and retirement plans outside of the separate account context ("Eligible Plans" or "Plans"). Separate accounts acquire such assets pursuant to the sale of variable annuity contracts and variable life insurance policies (collectively, the "Policies"). The Trust is composed of separate portfolios which operate as distinct investment vehicles. The Portfolios discussed in this Statement of Additional Information are JPMorgan Bond Portfolio, JPMorgan U.S. Disciplined Equity Portfolio, JPMorgan Small Company Portfolio and JPMorgan International Opportunities Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a diversified investment company, which means that, with respect to 75% of its total assets, a Portfolio will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of that issuer.

    The Trust was organized in Delaware on October 28, 1993 and had no business history prior to that date. Prior to January 1, 1997, the Trust's name was The Chubb Series Trust and the names of the corresponding Portfolios were The Resolute Bond Portfolio, The Resolute Equity Portfolio, The Resolute Small Company Portfolio and The Resolute International Equity Portfolio. Effective January 1, 1998, the name of the Trust was changed from "JPM Series Trust II" to "J.P. Morgan Series Trust II" and each Portfolio's named changed accordingly. Effective January 1, 1998, the name of the "J. P. Morgan International Opportunities Portfolio" was changed from "JPM International Equity Portfolio". In the future, the Trust may add or terminate portfolios.

    Each Portfolio's investment adviser is J.P. Morgan Investment Management Inc. ("Morgan" or the "Adviser").

                       INVESTMENT OBJECTIVES AND POLICIES

    JPMORGAN BOND PORTFOLIO is designed to be a convenient means of making substantial investments in a broad range of corporate and government debt obligations and related investments, subject to certain quality and other restrictions. JPMorgan Bond Portfolio's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of JPMorgan Bond Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective.

    The Portfolio attempts to achieve its investment objective by investing in corporate and government debt obligations and related securities described in the Prospectus and this Statement of Additional Information. The Portfolio may purchase or sell financial futures contracts and options in order to attempt to reduce the volatility of its portfolio, manage market risk and minimize fluctuations in net asset value. For a discussion of these investments, see "OPTIONS AND FUTURES TRANSACTIONS."

    JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index. JPMorgan U.S. Disciplined Equity Portfolio's investment objective is to provide a high total return from a portfolio comprised of selected equity securities.

    The U.S. Disciplined Equity Portfolio invests in a diversified portfolio of common stocks and other equity securities.

    JPMORGAN SMALL COMPANY PORTFOLIO is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher return over time than might be expected from a portfolio of stocks of large companies. JPMorgan Small Company Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of small companies.

    JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO is designed for investors with a long-term investment horizon who want to diversify their portfolios by adding international equities and take advantage of investment opportunities outside the United States. JPMorgan International Opportunities Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign corporations.

    The Portfolio seeks to achieve its investment objective by investing primarily in the equity securities of foreign corporations, consisting of common stock and other securities with equity characteristics, such as preferred stock, warrants, rights and convertible securities. The Portfolio does not intend to invest in U.S. securities (other than short-term instruments), except temporarily when extraordinary circumstances prevailing at the same time in a significant number of foreign countries render investments in such countries inadvisable.

    The following discussion supplements the information regarding the investment objective of each Portfolio and the policies to be employed to achieve its objective as set forth above and in the Prospectus.

                            MONEY MARKET INSTRUMENTS

    JPMorgan Bond, U.S. Disciplined Equity, Small Company and International Opportunities Portfolios are permitted to invest in money market instruments, although each of these Portfolios intends to stay invested in equity securities (or in the case of JPMorgan Bond Portfolio, long-term fixed income securities), to the extent practical in light of its investment objective and long-term investment perspective. These Portfolios may make money market investments pending other investment or settlement, for liquidity or in adverse market conditions. The money market investments permitted for these Portfolios are the same as for JPMorgan Bond Portfolio and include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements. JPMorgan International Opportunities Portfolio also may invest in short-term obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions. A description of the various types of money market instruments that may be purchased by the Portfolios appears below. See "QUALITY AND DIVERSIFICATION REQUIREMENTS."

    U.S. TREASURY SECURITIES. Each of the Portfolios may invest in direct obligations of the U.S. Treasury, including Treasury Bills, Notes and Bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

    ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Portfolios, may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the U.S. Government. In the case of securities not backed by the full faith and credit of the United States, each Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Portfolio, may invest that are not backed by the full faith and credit of the U.S. Government include, but are not limited to:
(i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Bank and the United States Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) Securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency. Securities which are backed by the full faith and credit of the U.S. Government include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

    FOREIGN GOVERNMENT OBLIGATIONS. Each of the Portfolios, subject to its applicable investment policies, also may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in U.S. dollars or in another currency. See "FOREIGN INVESTMENTS."

    Each of the Portfolios, unless otherwise noted in the appropriate Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $1 billion in total assets (the "Asset Limitation") and are organized under the laws of the U.S. or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Asset Limitation does not apply to the JPMorgan International Opportunities Portfolio.

See "FOREIGN INVESTMENTS." The Portfolios will not invest in bank obligations for which the Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Portfolios also may invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstructions, development or trade between nations (e.g., the European Investment Bank, the InterAmerican Development Bank, or the World Bank).

    COMMERCIAL PAPER. Each of the Portfolios may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and the Adviser, acting as agent, for no additional fee. The monies loaned to the borrower come from accounts maintained with or managed by the Adviser or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve Commercial Paper Composite Rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Adviser. Since master demand obligations typically are not rated by credit rating agencies, the Portfolios may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies the particular Portfolio's quality restrictions. See "QUALITY AND DIVERSIFICATION REQUIREMENTS." Although there is no secondary market for master demand obligations, such obligations are considered by the Portfolios to be liquid because they are payable upon demand. The Portfolios do not have any specific percentage limitation on investments in master demand obligations.

    REPURCHASE AGREEMENTS. Each of the Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the Adviser's credit guidelines. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement also may be viewed as a fully collateralized loan of money by a Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Portfolio invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. If the seller defaults, a Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Portfolio may be delayed or limited. See "INVESTMENT RESTRICTIONS."

    Each of the Portfolios may make investments in other debt securities with remaining effective maturities of thirteen months or less, including, without limitation, corporate bonds of foreign and domestic issuers, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information.

                   CORPORATE BONDS AND OTHER DEBT SECURITIES

    As discussed in the Prospectus, JPMorgan Bond Portfolio may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with its investment objective and policies. A description of these investments appears in the Prospectus and below. See "QUALITY AND
DIVERSIFICATION REQUIREMENTS." For information on short-term investments in these securities, see "MONEY MARKET INSTRUMENTS."

    INVESTMENT GRADE DEBT SECURITIES. The Portfolios may invest in investment grade debt securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation, or Baa or higher by Moody's Investors Service, Inc. or the equivalent by another national rating organization, or, if unrated, determined by the Adviser to be of comparable quality.

    HIGH YIELD/HIGH RISK BONDS. Certain lower rated securities purchased by the Bond Portfolio, such as those rated Ba or B by Moody's or BB or B by Standard & Poor's (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Bond Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Adviser's own credit analysis.

    Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Portfolio's portfolio securities for purposes of determining the Portfolio's net asset value. See Appendix A for more detailed information on these ratings.

    ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities also may experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

                               EQUITY INVESTMENTS

    As discussed in the Prospectus, JPMorgan U.S. Disciplined Equity, Small Company and International Opportunities Portfolios invest primarily in equity securities consisting of common stock and other securities with equity characteristics. The securities in which these Portfolios invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter ("OTC") market, as well as certain restricted or unlisted securities. A discussion of the various types of equity investments which may be purchased by these Portfolios appears in the Prospectus and below. See "QUALITY AND DIVERSIFICATION REQUIREMENTS."

    EQUITY SECURITIES. The common stocks in which the Portfolios may invest include the common stock of any class or series of a domestic or foreign corporation or any similar equity interest, such as trust or partnership interests. The Portfolios' equity investments also may include preferred stock, warrants, rights and convertible securities. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

    The convertible securities in which the Portfolios may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

    The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

                             COMMON STOCK WARRANTS

    The U.S. Disciplined Equity Portfolio may invest in common stock warrants that entitle the holder to buy common stock from the issuer of the warrant at a specific price (the strike price) for a specified period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

    Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised on or prior to the expiration date.

                              FOREIGN INVESTMENTS

    JPMorgan International Opportunities Portfolio makes substantial investments in foreign securities. The JPMorgan U.S. Disciplined Equity Portfolio and the JPMorgan Small Company Portfolio do not expect to invest more than 20% of their total assets, at the time of purchase, in securities of foreign issuers. This 20% limit is designed to accommodate the increased globalization of companies as well as the redomiciling of companies for tax treatment purposes. It is not currently expected to be used to increase direct non-U.S. exposure. JPMorgan Bond and Small Company Portfolios may invest in certain foreign securities. JPMorgan Bond Portfolio does not expect more than 20% of its foreign investments to be in securities which are not U.S. dollar denominated. JPMorgan Small Company Portfolio does not expect more than 10% of its foreign investments to be in securities which are not listed on a national securities exchange or which are not U.S. dollar-denominated. In the case of JPMorgan Bond Portfolio, any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

    Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to these Portfolios by domestic companies.

    Investors should realize that the value of each Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it also may be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolios must be made in compliance with the U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

    In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

    JPMorgan International Opportunities Portfolio may invest in securities of issuers in "emerging markets." Emerging markets include any country which in the opinion of the Adviser is generally considered to be an emerging or developing country by the international financial community. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand, the United Kingdom, and most countries in Western Europe. Investments in securities of emerging markets countries entail a high degree of risk. Investments in securities of issuers in emerging markets carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the markets for securities of emerging markets issuers and the currently low or non-existent volume of trading, resulting in lack of liquidity and in price volatility;
(iii) certain national policies which may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

    Each of the Portfolios may invest in securities of foreign issuers directly or in the form of ADRs, European Depositary Receipts ("EDRs") or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

    Since investments in foreign securities may involve foreign currencies, the value of a Portfolio's assets as measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations, including currency blockage. See "FOREIGN CURRENCY EXCHANGE TRANSACTIONS" below.

                     FOREIGN CURRENCY EXCHANGE TRANSACTIONS

    Because JPMorgan Bond, U.S. Disciplined Equity, Small Company and International Opportunities Portfolios buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, JPMorgan Bond, U.S. Disciplined Equity and Small Company Portfolios may, and JPMorgan International Opportunities Portfolio will, from time to time enter into foreign currency exchange transactions. The Portfolios either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies. The cost of a Portfolio's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.

    A forward foreign currency exchange contract is an obligation by the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities, or prevent loss if the prices of these securities should decline.

    Each of these Portfolios may enter into foreign currency exchange transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency in an attempt to enhance return.

    As a hedging strategy, although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased vis-a-vis the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging or investment strategy is highly uncertain.

                             ADDITIONAL INVESTMENTS

    CONVERTIBLE SECURITIES. Each Portfolio may invest in convertible securities of domestic and, subject to each Portfolio's restrictions, foreign issuers. The convertible securities which the Portfolio may invest include any debt securities preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Trust's custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. See "INVESTMENT ADVISORY AND OTHER SERVICES" for more information concerning the Trust's custodian. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

    INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each Portfolio to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made,
(i) not more than 5% of the value of the Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Portfolio's total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio, provided however, that the Portfolio may invest all of its investable assets in an open-end investment company that has the same investment objective as the Portfolio. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro-rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

    The Securities and Exchange commission ("SEC") has granted the Portfolios an exemptive order permitting each Portfolio to invest their uninvested cash in any affiliated money market funds. The order sets the following conditions: (1) each Portfolio may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its advisory fee from the Portfolio in an amount sufficient to offset any doubling up of investment advisory, administrative and shareholder servicing fees.

    REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. Reverse repurchase agreements also may be viewed as the borrowing of money by the Portfolio and, therefore, is a form of leverage. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Portfolios will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. Investors should keep in mind that the counterparty to a contract could default on its obligations. The Portfolios will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Portfolio may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets less liabilities other than the obligations created by reverse repurchase agreements. Each Portfolio will establish and maintain with the Trust's custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.

    MORTGAGE DOLLAR ROLL TRANSACTIONS. JPMorgan Bond Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-related securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Portfolio sells a mortgage-related security and simultaneously agrees to repurchase a substantially similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio also may be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the Trust's custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.

    LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolios in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Portfolio and its respective shareholders. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolios will consider all facts and circumstances before entering into such an agreement, including the creditworthiness of the borrowing financial institution, and the Portfolios will not make any loans in excess of one year. The Portfolios will not lend their securities to any officer, Trustee, Director, employee, or affiliate of the Portfolios, the Adviser or the Trust's distributor, unless otherwise permitted by applicable law.

    ILLIQUID INVESTMENTS. Subject to the limitations described below, each of the Portfolios may acquire investments that are illiquid or have limited liquidity, such as investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the U.S. without first being registered under the 1933 Act. An illiquid investment in any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.

    Each of the Portfolios also may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees. The Trustees will monitor the Adviser's implementation of these guidelines on a periodic basis.

                    QUALITY AND DIVERSIFICATION REQUIREMENTS

    As a diversified investment company, each Portfolio is subject to the following fundamental limitations with respect to 75% of its assets: (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of a Portfolio's assets not subject to the limitations described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Portfolio should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

    JPMORGAN BOND PORTFOLIO. JPMorgan Bond Portfolio invests principally in a diversified portfolio of "high quality" and "investment grade" securities as described in Appendix A. Investment grade debt is rated, on the date of investment, within the four highest rating categories of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("Standard & Poor's"), or Fitch Investor Service Inc. ("Fitch") or the equivalent by another national rating organization. High grade debt is rated on the date of the investment within the three highest of such categories. The Portfolio also may invest up to 25% of its total assets in securities which are below investment grade, commonly known as "junk bonds". The Portfolio may invest in debt securities which are not rated or other debt securities to which these ratings are not applicable if, in the Adviser's opinion, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have received a short term rating of investment grade or better (currently Prime-3) or higher by Moody's or A-3 or higher by Standard & Poor's, or the equivalent by another NRSRO or the issuer's parent corporation, if any, must have outstanding debt rated BBB- or above.

    JPMORGAN U.S. DISCIPLINED EQUITY, SMALL COMPANY AND INTERNATIONAL OPPORTUNITIES PORTFOLIOS. JPMorgan U.S. Disciplined Equity, Small Company and International Opportunities Portfolios may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time the Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's, Standard & Poor's or the equivalent by another NRSRO or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-l by Moody's, A-1 by Standard & Poor's, F-1 by Fitch or the equivalent by another NRSRO, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion. At the time the Portfolio invests in any other short-term debt securities, they must be in the rating category A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Adviser's opinion.

    In determining the suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions such as comparability to other issuers.

                        OPTIONS AND FUTURES TRANSACTIONS

    GENERAL. JPMorgan Bond Portfolio may (a) purchase and sell exchange traded and OTC put and call options on fixed income securities and indices of fixed income securities, (b) purchase and sell futures contracts on fixed income securities and indices of fixed income securities and (c) purchase and sell put and call options on futures contracts on fixed income securities and indices of fixed income securities.

    JPMorgan U.S. Disciplined Equity, Small Company and International Opportunities Portfolios may (a) purchase and sell exchange traded and OTC put and call options on equity securities and indices of equity securities,
(b) purchase and sell futures contracts on indices of equity securities, and
(c) purchase and sell put and call options on futures contracts on indices of equity securities.

    Each of these Portfolios may use futures contracts and options for hedging and risk management purposes. See "RISK MANAGEMENT." None of the Portfolios may use futures contracts and options for speculation.

    Each of these Portfolios may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Portfolio's overall strategy in a manner deemed appropriate to the Adviser and consistent with a Portfolio's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

    The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Portfolio's return. While the use of these instruments by a Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Portfolio's return. Certain strategies limit a Portfolio's possibilities to realize gains as well as limiting its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, a Portfolio will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Portfolio's turnover rate.

    No Portfolio may purchase or sell (write) futures contracts, options on futures contracts or commodity options for risk management purposes if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the net assets of such Portfolio.

    PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American Style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

    The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

    The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

    SELLING (WRITING) PUT AND CALL OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. However, if the market is not liquid for a put option the Portfolio has written, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

    If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. However, this loss should be less than the loss from purchasing and holding the underlying instrument directly, because the premium received for writing the option should offset a portion of the decline.

    Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

    The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin as the position becomes unprofitable.

    OPTIONS ON INDICES. Each Portfolio that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

    For a number of reasons, a liquid market may not exist and thus a Portfolio may not be able to close out an option position that it has previously entered into. When a Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and a Portfolio may incur additional losses if the counterparty is unable to perform.

    FUTURES CONTRACTS. When a Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Portfolio wishes to close out a particular position.

    When a Portfolio purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument has been sold.

    The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Portfolio buys or sells a futures contract it will be required to deposit "initial margin" with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ("FCM"). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Portfolio to close out its futures positions. Until it closes out a futures position, a Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by FCM's other customers, potentially resulting in losses to the Portfolio.

    Each Portfolio will segregate liquid assets in connection with its use of options and futures to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

    OPTIONS ON FUTURES CONTRACTS. The Portfolios may purchase put and call options and sell (i.e., write) covered put and call options on futures contracts.

    Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

    The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Portfolio are paid by the Portfolio into a segregated account, in the name of the FCM, as required by the 1940 Act and the SEC's interpretations thereunder.

    COMBINED POSITIONS. The Portfolios may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position.

    For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

    CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

    Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and the securities markets, structural differences in how options and futures and securities are traded, or imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

    LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular options or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions also could be impaired.

    POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Portfolio or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

    ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. Although none of the Portfolios will be a commodity pool, certain derivatives subject the Portfolios to the rules of the Commodity Futures Trading Commission which limit the extent to which a Portfolio can invest in such derivatives. Each Portfolio may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, a Portfolio may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation to initial margin deposits and option premiums. In addition, the Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

                                RISK MANAGEMENT

    The Portfolios may employ non-hedging risk management techniques. Examples of such strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Adviser wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long-term securities, it might cause the Portfolio to purchase futures contracts on long-term debt securities. Similarly, if the Adviser wishes to decrease fixed income securities or purchase equities, it could cause the Portfolio to sell futures contracts on debt securities and purchase future contracts on a stock index. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

                            INVESTMENT RESTRICTIONS

                      FUNDAMENTAL INVESTMENT RESTRICTIONS

    Each Portfolio's investment objective is a "fundamental" policy, which cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Portfolio. In addition, the investment restrictions below have been adopted by the Trust with respect to each Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholders meeting if the holders of more than 50% of the outstanding shares are present and represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

    Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC Staff interpretations thereof are amended or modified, no Portfolio may:

        (1) Purchase any security if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
        (2) Borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and
    (ii) enter into reverse repurchase agreements for any purpose; provided that
    (i) and (ii) in total do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;
        (3) With respect to 75% of its total assets, purchase any security if, as a result, (a) more than 5% of the value of the Portfolio's total assets would be invested in securities or other obligations of any one issuer or
    (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. This limitation shall not apply to U.S. Government securities (as defined in the 1940 Act);
        (4) Make loans to other persons, except through the purchase of debt obligations (including privately placed securities), loans of portfolio securities, and participation in repurchase agreements;
        (5) Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Portfolio may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;
        (6) Purchase or sell real estate, but the Portfolio may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;
        (7) Underwrite securities of other issuers, except to the extent the Portfolio, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended; or

        (8) Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS--The investment restrictions that follow are not fundamental policies of the respective Portfolios and may be changed by the Board.

    JPMORGAN BOND, SMALL COMPANY AND INTERNATIONAL OPPORTUNITIES PORTFOLIOS may not:

        (i) Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange;
        (ii) Invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase)if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws;
        (iii) Acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's total assets would be in investments that are illiquid;
        (iv) Purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years;
        (v) Sell any security short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold or unless it covers such short sales as required by the current rules or positions of the SEC or its Staff. Transactions in futures contracts and options shall not constitute selling securities short;
        (vi) Purchase securities on margin, but the Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions;
        (vii) Purchase securities of any issuer if, to the knowledge of the Trust, any of the Trust's officers or Trustees or any officer of the Adviser, would after the Portfolio's purchase of the securities of such issuer, individually own more than 1/2 of 1% of the issuer's outstanding securities and such persons owning more than 1/2 of 1% of such securities together beneficially would own more than 5% of such securities, all taken at market; or
        (viii) Invest in real estate limited partnerships or purchase interests in oil, gas or mineral exploration or development programs or leases.

    JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO may not:

        (i) Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in investments which are illiquid;
        (ii) Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules; and
        (iii) Acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

                                    TRUSTEES

    The Trustees of the Trust are responsible for the management and supervision of each Portfolio. The Trustees approve all significant agreements with those companies that furnish services to the Portfolios. These companies are as follows:

J.P. Morgan Investment Management Inc.............  Investment Adviser
J.P. Morgan Fund Distributors, Inc................  Distributor
JPMorgan Chase Bank...............................  Administrator
JPMorgan Chase Bank...............................  Custodian

    The Trustees of the Trust, their business addresses, dates of birth and their principal occupations during the past five years are set forth below.

    The following table contains basic information regarding the Trustees that oversee operations of the Trust and other investment companies within the JPMorgan Funds complex.

                                              POSITION(S)
                                               HELD WITH                        TERM OF                        PRINCIPAL
                                                JPMORGAN                       OFFICE AND                    OCCUPATION(S)
          NAME, ADDRESS,                         FUNDS                         LENGTH OF                         DURING
              AND AGE                           COMPLEX                       TIME SERVED                     PAST 5 YEARS
-----------------------------------  ------------------------------  ------------------------------  ------------------------------
NON-INTERESTED TRUSTEES
John N. Bell                         Trustee                         5 years                         Retired; formerly Assistant
462 Lenox Avenue                                                                                     Treasurer, Consolidated Edison
South Orange, NJ 07079                                                                               Company of New York
Age: 70
John R. Rettberg                     Trustee                         5 years                         Retired; formerly Corporate
42 Belcourt                                                                                          Vice President and Treasurer,
Newport Beach, CA 92660                                                                              Northrop Grumman Corporation
Age: 64
John F. Ruffle                       Trustee                         5 years                         Retired; formerly Director and
Pleasantville Road                                                                                   Vice Chairman, J.P. Morgan
New Vernon, NJ 07976                                                                                 Chase & Co.
Age: 65
Kenneth Whipple, Jr.                 Trustee                         5 years                         Retired; formerly Executive
1115 Country Club Drive                                                                              Vice President, Ford Motor
Bloomfield Hills, MI 48304                                                                           Company; President, Ford
Age: 67                                                                                              Financial Services; Chairman,
                                                                                                     Ford Motor Credit Company

                                          NUMBER OF               OTHER
                                          PORTFOLIOS          DIRECTORSHIPS
                                         IN JPMORGAN           HELD OUTSIDE
                                         FUND COMPLEX            JPMORGAN
          NAME, ADDRESS,                 OVERSEEN BY              FUNDS
              AND AGE                      TRUSTEE               COMPLEX
-----------------------------------  --------------------  --------------------
NON-INTERESTED TRUSTEES
John N. Bell                                  5            Director of other
462 Lenox Avenue                                           funds managed by
South Orange, NJ 07079                                     JPMIM or its
Age: 70                                                    affiliates
John R. Rettberg                              5            Director of
42 Belcourt                                                Enalasys, Pepperdine
Newport Beach, CA 92660                                    University, VariLite
Age: 64                                                    International
                                                           Corporation and
                                                           other funds managed
                                                           by JPMIM or its
                                                           affiliates
John F. Ruffle                                5            Trustee of Johns
Pleasantville Road                                         Hopkins University,
New Vernon, NJ 07976                                       Director of
Age: 65                                                    Bethlehem Steel,
                                                           Wackenhut
                                                           Corrections Corp.,
                                                           Wackenhut
                                                           Corporation, Trident
                                                           Corp., American
                                                           Shared Hospital
                                                           Services and other
                                                           funds managed by
                                                           JPMIM or its
                                                           affiliates
Kenneth Whipple, Jr.                          5            Director of CMS
1115 Country Club Drive                                    Energy Corporation
Bloomfield Hills, MI 48304                                 and Consumers Energy
Age: 67                                                    Company, Galileo
                                                           International,
                                                           Associates First
                                                           Capital and other
                                                           funds managed by
                                                           JPMIM or its
                                                           affiliates

   The following table shows the dollar range of each Trustee's beneficial ownership as of December 31, 2001, in each Portfolio that the Trustee oversees and each Trustee's aggregate ownership in any Portfolios that the Trustee oversees in the JPMorgan Funds complex:

                                                                                           AGGREGATE DOLLAR RANGE OF
                                                   DOLLAR RANGE OF EQUITY                EQUITY SECURITIES IN JPMORGAN
NAME OF TRUSTEE                                 SECURITIES IN THE PORTFOLIOS                     FUNDS COMPLEX
---------------                           ----------------------------------------  ----------------------------------------
John N. Bell                                                none                                      none
John R. Rettberg                                            none                                      none
John R. Ruffle                                              none                                      none
Kenneth Whipple, Jr.                                        none                                      none

    The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees of the Trust presently has an Audit Committee. Each of the Trustees serves as members of the Audit Committee. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met one time during the year ended December 31, 2001.

    The Trust currently pays each Trustee an annual retainer of $20,000 and reimburses them for their related expenses. The aggregate amount of compensation paid to each Trustee by the Trust for the fiscal year ended December 31, 2001 was as follows:

          AGGREGATE TRUSTEE COMPENSATION PAID BY THE TRUST DURING 2001

                                                          U.S. DISCIPLINED EQUITY
                                          BOND PORTFOLIO         PORTFOLIO
                                          --------------  -----------------------
John N. Bell............................      $8,702              $5,567
John R. Rettberg........................      $8,702              $5,567
John F. Ruffle..........................      $8,702              $5,567
Kenneth Whipple, Jr.....................      $8,702              $5,567

                                                                   INTERNATIONAL OPPORTUNITIES
                                          SMALL COMPANY PORTFOLIO           PORTFOLIO
                                          -----------------------  ---------------------------
John N. Bell............................          $3,000                     $2,682
John R. Rettberg........................          $3,000                     $2,682
John F. Ruffle..........................          $3,000                     $2,682
Kenneth Whipple, Jr.....................          $3,000                     $2,682

                                                                   TOTAL COMPENSATION PAID
                                          COMPENSATION FROM TRUST   FROM "FUND COMPLEX"(1)
                                          -----------------------  ------------------------
John N. Bell............................          $20,000                  $20,000
John R. Rettberg........................          $20,000                  $20,000
John F. Ruffle..........................          $20,000                  $20,000
Kenneth Whipple, Jr.....................          $20,000                  $20,000

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 5 Portfolios.

   No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (not including registered investment companies) during the two most recently completed calendar years.

    No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

-  the Trust;
-  an officer of the Trust;
- an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Trust;
- an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Trust;
-  the Adviser or the principal underwriter of the Trust,
-  an officer of the Adviser or the principal underwriter of the Trust;
- a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the principal underwriter of the Trust; or
- an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the principal underwriter of the Trust.

                                    OFFICERS

    The Portfolios' executive officers (listed below), other than the officers who are employees of the Adviser or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc. a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Portfolios. The Portfolios have no employees.

    The officers of the Portfolios, together with information regarding their positions held with the Portfolios, principal occupations and other memberships and affiliations are shown below. The contact address for each of the officers unless otherwise noted is 522 Fifth Avenue, New York, NY 10036.

            NAME (AGE),                                                   NUMBER OF
        POSITIONS HELD WITH              PRINCIPAL OCCUPATIONS          PORTFOLIOS IN           OTHER POSITIONS HELD
         THE FUNDS (SINCE)                DURING PAST 5 YEARS            FUND COMPLEX           OUTSIDE FUND COMPLEX
-----------------------------------  ------------------------------  --------------------  ------------------------------
George Gatch (39),                   Managing Director, J.P. Morgan           5                         None
President (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Head of
                                     J.P. Morgan Fleming's U.S.
                                     Mutual Funds and Financial
                                     Intermediaries Business; he
                                     has held numerous positions
                                     throughout the firm in
                                     business management, marketing
                                     and sales.
David Wezdenko (38),                 Vice President, J.P. Morgan              5                         None
Treasurer (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Chief
                                     Operating Officer for J.P.
                                     Morgan Fleming's U.S. Mutual
                                     Funds and Financial
                                     Intermediaries Business; since
                                     joining J.P. Morgan Chase in
                                     1996, he has held numerous
                                     financial and operation
                                     related positions supporting
                                     the J.P. Morgan pooling funds
                                     business.
Sharon Weinberg (42),                Vice President, J.P. Morgan              5                         None
Secretary (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Head of
                                     Business and Product Strategy
                                     for J.P. Morgan Fleming's U.S.
                                     Mutual Funds and Financial
                                     Intermediaries Business; since
                                     joining J.P. Morgan Chase in
                                     1996, she has held numerous
                                     positions throughout the asset
                                     management business in mutual
                                     funds marketing, legal and
                                     product development.
Michael Moran (32),                  Vice President, J.P. Morgan              5                         None
Vice President (2001)                Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Chief
                                     Financial Officer of J.P.
                                     Morgan Fleming's U.S. Mutual
                                     Funds and Financial
                                     Intermediaries Business

            NAME (AGE),                                                   NUMBER OF
        POSITIONS HELD WITH              PRINCIPAL OCCUPATIONS          PORTFOLIOS IN           OTHER POSITIONS HELD
         THE FUNDS (SINCE)                DURING PAST 5 YEARS            FUND COMPLEX           OUTSIDE FUND COMPLEX
-----------------------------------  ------------------------------  --------------------  ------------------------------
Stephen Ungerman (48),               Vice President, J.P. Morgan              5                         None
Vice President and Assistant (2001)  Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Head of
                                     the Fund Service Group within
                                     Fund Administration; prior to
                                     J.P. Morgan Chase in 2000, he
                                     held a number of senior
                                     management positions in
                                     Prudential Insurance Co. of
                                     America's asset management
                                     business, including Assistant
                                     General counsel, Tax Director,
                                     and Co-head of Fund
                                     Administration Department; Mr.
                                     Ungerman was also the
                                     Assistant Treasurer of all
                                     mutual funds managed by
                                     Prudential.
Judy R. Bartlett (36),               Vice President and Assistant             5                         None
Vice President and Assistant         General Counsel, J.P. Morgan
Secretary (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc., since
                                     September 2000; from August
                                     1998 through August 2000, Ms.
                                     Bartlett was an attorney at
                                     New York Life Insurance
                                     Company where she served as
                                     Assistant Secretary for the
                                     Mainstay Funds; from October
                                     1995 through July 1998, Ms.
                                     Bartlett was an associate at
                                     the law firm of Willkie Farr &
                                     Gallagher.
Joseph J. Bertini (36),              Vice President and Assistant             5                         None
Vice President and Assistant         General Counsel, J.P. Morgan
Secretary (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; prior
                                     to October of 1997, he was an
                                     attorney in the Mutual Fund
                                     Group at SunAmerica Asset
                                     Management Inc.
Paul M. DeRusso (47),                Vice President, J.P. Morgan              5                         None
Assistant Treasurer (2001)           Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Manager
                                     of the Budgeting and Expense
                                     Group of Funds Administration
                                     Group.
Lai Ming Fung (27),                  Associate, J.P. Morgan                   5                         None
Assistant Treasurer (2001)           Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.;
                                     Budgeting Analyst for the
                                     Budgeting and Expense Group of
                                     Funds Administration Group.
Mary Squires (47),                   Vice President, J.P. Morgan              5                         None
Assistant Treasurer (2001)           Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.;
                                     Ms. Squires has held numerous
                                     financial and operations
                                     positions supporting the J.P.
                                     Morgan Chase organization
                                     complex.

            NAME (AGE),                                                   NUMBER OF
        POSITIONS HELD WITH              PRINCIPAL OCCUPATIONS          PORTFOLIOS IN           OTHER POSITIONS HELD
         THE FUNDS (SINCE)                DURING PAST 5 YEARS            FUND COMPLEX           OUTSIDE FUND COMPLEX
-----------------------------------  ------------------------------  --------------------  ------------------------------
Nimish S. Bhatt (38),                Senior Vice President of the             5            Treasurer & Principal
Assistant Treasurer (2001)*          Fund Administration and                               Accounting Officer of BNY
                                     Financial Services of BISYS                           Hamilton Funds, Inc.,
                                     Investment Services, Inc.,                            Treasurer of Summit Investment
                                     since November 2000; various                          Trust and Principal Financial
                                     positions held within BISYS                           and Accounting Officer and
                                     since 1996, including Vice                            Comptroller of Variable
                                     President and Director of                             Insurance Funds
                                     International Operation, Vice
                                     President of Financial
                                     Administration and Vice
                                     President of Tax.
Arthur A. Jensen (35),               Vice President of Financial              5                         None
Assistant Treasurer (2001)*          Services of BISYS Investment
                                     Services, Inc., since June
                                     2001; formerly Section Manager
                                     at Northern Trust Company and
                                     Accounting Supervisor at
                                     Allstate Insurance Company.
Martin R. Dean (38),                 Vice President of                        5            Secretary of Eureka Funds
Assistant Treasurer (2001)*          Administration Services of
                                     BISYS Investment Services,
                                     Inc.
Alaina Metz (34),                    Chief Administrative Officer             5            Assistant Secretary of Old
Assistant Secretary (2001)*          of BISYS Fund Services, Inc.;                         National Fund, Assistant
                                     formerly, Supervisor of the                           Secretary of 1st Source
                                     Blue Sky Department of                                Monogram Funds, Assistant
                                     Alliance Capital Management                           Secretary of Alpine Equity
                                     L.P.                                                  Trust, Assistant Secretary of
                                                                                           Ambassador Funds, Assistant
                                                                                           Secretary of American
                                                                                           Independence Funds Trust,
                                                                                           Assistant Secretary of
                                                                                           American Performance,
                                                                                           Assistant Secretary of AmSouth
                                                                                           Funds, Assistant Clerk of Barr
                                                                                           Rosenberg Series Trust,
                                                                                           Chairman of Barr Rosenberg
                                                                                           Variable Insurance Trust,
                                                                                           Assistant Secretary of BB&T
                                                                                           Funds, Assistant Secretary of
                                                                                           BNY Hamilton Funds, Inc.,
                                                                                           Assistant Secretary of Brenton
                                                                                           Mutual Funds, Assistant
                                                                                           Secretary of Citizens Funds,
                                                                                           Assistant Secretary of Counter
                                                                                           Bond Fund, Assistant Secretary
                                                                                           of Empire Builder Tax Free
                                                                                           Bond Fund, Assistant Secretary
                                                                                           of Eureka Funds, Assistant
                                                                                           Secretary of Gartmore Mutual
                                                                                           Funds (GMF), Assistant
                                                                                           Secretary of Gartmore Variable
                                                                                           Insurance Trust (GVIT),
                                                                                           Assistant

            NAME (AGE),                                                   NUMBER OF
        POSITIONS HELD WITH              PRINCIPAL OCCUPATIONS          PORTFOLIOS IN           OTHER POSITIONS HELD
         THE FUNDS (SINCE)                DURING PAST 5 YEARS            FUND COMPLEX           OUTSIDE FUND COMPLEX
-----------------------------------  ------------------------------  --------------------  ------------------------------
                                                                                           Secretary of Governor Funds,
                                                                                           Assistant Secretary of Hirtle
                                                                                           Callaghan Trust, Assistant
                                                                                           Secretary of HSBC Advisor
                                                                                           Funds Trust (Class Y - Onshore
                                                                                           Feeder Funds), Assistant
                                                                                           Secretary of HSBC Family of
                                                                                           Funds, Assistant Secretary of
                                                                                           HSBC Investor Funds, Assistant
                                                                                           Secretary of Kensington Funds,
                                                                                           Assistant Secretary of Kent
                                                                                           Funds, Chairman of LEADER
                                                                                           Mutual Funds, Assistant
                                                                                           Secretary of Metamarkets.com,
                                                                                           Assistant Secretary of Meyers
                                                                                           Investment Trust, Assistant
                                                                                           Secretary of MMA Praxis Mutual
                                                                                           Funds, Assistant Secretary of
                                                                                           Nationwide Asset Allocation
                                                                                           Trust (NAAT), Assistant
                                                                                           Secretary of Oak Value,
                                                                                           Assistant Secretary of Old
                                                                                           Westbury Funds, Assistant
                                                                                           Secretary of One Group Mutual
                                                                                           Funds, Vice President of
                                                                                           Pacific Capital Funds,
                                                                                           Chairman of RBC Funds,
                                                                                           Assistant Secretary of Shay -
                                                                                           Asset Management Fund,
                                                                                           Assistant Secretary of Shay -
                                                                                           Institutional Investors
                                                                                           Capital Appreciation Fund,
                                                                                           Inc., Assistant Secretary of
                                                                                           Shay - M.S.B. Fund, Inc.,
                                                                                           Assistant Secretary of Summit
                                                                                           Investment Trust, Assistant
                                                                                           Secretary of The Shelby Funds,
                                                                                           Assistant Secretary of United
                                                                                           American Cash Reserves,
                                                                                           Assistant Secretary of
                                                                                           USAllianz Funds, Assistant
                                                                                           Secretary of USAllianz
                                                                                           Variable Insurance Products
                                                                                           Trust, Assistant Secretary of
                                                                                           UST of Boston, Secretary of
                                                                                           Variable Insurance Funds,
                                                                                           Assistant Secretary of Victory
                                                                                           Portfolios, Assistant
                                                                                           Secretary of Victory Variable
                                                                                           Insurance and Assistant
                                                                                           Secretary of Willamette Funds
Lisa Hurley (46),                    Executive Vice President and             5                         None
Assistant Secretary (2001)**         General Counsel of BISYS Fund
                                     Services, Inc.; formerly
                                     Counsel to Moore Capital
                                     Management and General Counsel
                                     to Global Asset Management and
                                     Northstar Investments
                                     Management.

  *  The contact address for the officer is 3435 Stelzer Road, Columbus, OH
     43219.
 **  The contact address for the officer is 90 Park Avenue, New York, NY 10016.

   As of March 1, 2002, the officers and Trustees as a group owned less than 1% of the shares of each Portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

                         INVESTMENT ADVISORY AGREEMENT

    The Trust has entered into an Investment Advisory Agreement with Morgan with respect to each of the Portfolios pursuant to an Investment Advisory Agreement Dated as of January 1, 1997. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co. ("J.P. Morgan Chase") and a corporation organized under the laws of the State of Delaware, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Morgan is located at 522 Fifth Avenue, New York, New York 10036.

    The Investment Advisory Agreement provides that Morgan, subject to control and review by the Board, is responsible for the overall management and supervision of each Portfolio. Morgan makes each Portfolio's day-to-day investment decisions to buy, sell or hold any particular security or other instrument.

    J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessors, has been in the banking and investment advisory business for over 100 years and today, through Morgan and its other subsidiaries, offers a wide range of banking and investment management services to governmental, institutional, corporate and individual clients.

    JPMorgan Chase Bank, an affiliate of the Adviser and a wholly owned subsidiary of J.P. Morgan Chase, is a New York trust company which conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member of the Federal Reserve System. Under separate agreements, JPMorgan Chase Bank also provides certain financial, fund accounting and administrative services to the Trust and the Portfolios and shareholder services for the Trust. JPMorgan Chase Bank is located at 60 Wall Street, New York, New York 10260.

    Morgan and its affiliates provide investment advice to other clients, including, but not limited to, mutual funds, individuals, pension funds and other institutional investors. Some of the advisory accounts of Morgan and its affiliates may have investment objectives and investment programs similar to those of the Portfolios. Accordingly, occasions may arise when securities that are held by other advisory accounts, or that are currently being purchased or sold for other advisory accounts, are also being selected for purchase or sale for a Portfolio. It is the practice of Morgan and its affiliates to allocate such purchases or sales insofar as feasible among their several clients in a manner they deem equitable, to all accounts involved. While in some cases this procedure may adversely affect the price or number of shares involved in the Trust's transaction, it is believed that the equitable allocation of purchases and sales generally contributes to better overall execution of the Trust's portfolio transactions. It also is the policy of Morgan and its affiliates not to favor any one account over the other.

    As compensation for Morgan's services under the Investment Advisory Agreement, the Trust has agreed to pay Morgan a monthly fee at the annual rate set forth below as a percentage of the average daily net assets of the relevant
Portfolio:

Bond Portfolio....................................   0.30%
U.S. Disciplined Equity Portfolio.................   0.35%
Small Company Portfolio...........................   0.60%
International Opportunities Portfolio.............   0.60%

    The table below sets forth for each Portfolio listed the advisory fees paid to the Adviser for the fiscal period indicated. See the Trust's financial statements, which are incorporated herein by reference. (amounts in thousands):

                                     FISCAL YEARS ENDING DECEMBER 31,
                                     --------------------------------
                                        1999       2000       2001
                                     ----------  ---------  ---------
Bond Portfolio.....................    $ 133       $213       $261
U.S. Disciplined Equity
  Portfolio........................    $ 104*      $168       $206
Small Company Portfolio............    $  55       $166       $211
International Opportunities
  Portfolio........................    $  83       $154       $158

* Prior to July 1, 1999, the rate was 0.40%. These fees were computed at the prior fee rate of 0.40% rather than the current rate of 0.35%.

   The Investment Advisory Agreement was last approved by the Board on December 5, 2001 and by shareholders on December 12, 1996. Unless earlier terminated, the Agreement will remain in effect as to the applicable Portfolio until December 31, 2002 and thereafter from year to year with respect to each such Portfolio, if approved annually (1) by the Board or by a majority of the outstanding shares of the Portfolio, and (2) by a majority of members of the Board who are not interested persons, within the meaning of the 1940 Act, of any party to such Agreement. The Agreement is not assignable and may be terminated without penalty, with respect to any Portfolio, by vote of a majority of the Trust's Trustees or by the requisite vote of the shareholders of that Portfolio on 60 days' written notice to Morgan, or by Morgan on 90 days' written notice to the Trust. See "SHARES OF BENEFICIAL INTEREST."

                BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS

    The Portfolios' Board of Trustees, including the Board members who are not "interested persons" (as defined in the 1940 Act) of any party to the advisory agreement or its affiliates, has approved the advisory agreement for the Portfolios.

    As part of its review of the investment advisory arrangements for the Portfolios, the Board of Trustees has requested that the Adviser prepare on a regular basis information regarding the performance of the Portfolios, its performance against peer(s) and benchmark(s) and analyses by the Adviser of the Portfolio's performance. The members of the Adviser's investment staff meet with the Board of Trustees to discuss this information and their intentions with regard to the management of the Portfolios. The Adviser also periodically provides comparative information regarding the Portfolios' expense ratio and those of the peer group. In addition, in preparation for its annual approval meeting, the Board of Trustees requests and reviews, with the assistance of its legal counsel, materials from the Adviser regarding comparative fees, expenses, performance and profitability information pertaining to the relationship of the Adviser and the Portfolios.

    In approving the Investment Advisory Agreement, the Board of Trustees of the Portfolios considered the nature, quality and scope of the operations and services provided by the Adviser to each Portfolio, including their knowledge of the Adviser's investment staff and executive personnel and the overall reputation and capabilities of the Adviser and its affiliates. The Board of Trustees also considered comparative fee information concerning other investment companies with similar investment objectives and policies. The Portfolios' Board of Trustees compared the terms of each Portfolio's advisory arrangements and similar arrangements by other investment companies, particularly with regard to levels of advisory fees relative to its peer group. The Board also examined the benefits to the Adviser and its affiliates of their relationship with each Portfolio. Specifically, the Board analyzed the benefits that accrued to the Adviser and its affiliates as a result of the fact that affiliates of the Adviser act as custodian, administrator and shareholder servicing agent for each Portfolio, and receive fees from each Portfolio for acting in such capacities. The Board of Trustees also analyzed the information provided by the Adviser regarding the profitability to the Adviser of its relationship with each Portfolio. Profitability information is not audited and represents the Adviser's determination of its and its affiliates revenues from the contractual services provided to each Portfolio, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. In addition, the Board compared overall expense ratios (both pre- and post-expense reimbursement by the Adviser) for each Portfolio relative to its peer group. The Board of Trustees also considered the performance of each Portfolio and the intention of the Adviser with regard to management of each Portfolio, including the commitment of the Adviser to provide high quality services to each Portfolio, whether there were any conditions likely to affect the ability of the Adviser to provide such services, and its ability to retain and attract qualified personnel to manage each Portfolio. At the Board of Trustees' request, the Adviser also committed to convene a session amongst the Adviser's senior investment management team and the Trustees for the purpose of elaborating on the information provided to the Trustees during the course of the proceeding year and at the December 5, 2001 meeting regarding performance of the Portfolios and the Adviser's intentions therewith.

    In reaching their decision to approve the investment advisory contracts, the Board of Trustees did not identify any single factor as being of paramount importance. Based on its evaluation of the information reviewed and after due consideration, the Board of Trustees of each Portfolio concluded that the current advisory agreement enabled the Portfolio to obtain high-quality services at costs that it deemed appropriate and reasonable and that approval of the agreement was in the best interest of each Portfolio and its shareholders.

                       ADMINISTRATIVE SERVICES AGREEMENT

    The Trust has entered into an Administrative Services Agreement with JPMorgan Chase Bank, an affiliate of Morgan, effective January 1, 1997, as amended December 6, 2000, May 16, 2001 and December 5, 2001. Pursuant to the Administrative Services Agreement, JPMorgan Chase Bank provides or arranges for the provision of certain financial and administrative services and oversees fund accounting for the Trust. The services to be provided by JPMorgan Chase Bank under the Administrative

Services Agreement include, but are not limited to, services related to taxes, financial statements, calculation of Portfolio performance data, oversight of service providers, certain regulatory and Board of Trustees matters, and shareholder services. In addition, JPMorgan Chase Bank is responsible for reimbursing the Trust for certain usual and customary expenses incurred by the Trust including, without limitation, transfer, registrar and dividend disbursing costs, custody fees, legal and accounting expenses, fees of the Trust's co-administrator, insurance premiums, compensation and expenses of the Trust's Trustees, expenses of preparing, printing and mailing prospectuses reports, notices and proxies to shareholders, registration fees under federal securities laws and filing fees under state securities laws.

    For providing its services under the Administrative Services Agreement, JPMorgan Chase Bank receives monthly compensation from the Trust at annual rates computed as described under "MANAGEMENT AND ADMINISTRATION" in the Prospectus. However, the Administrative Services Agreement, as amended on December 5, 2001, also provides that, as to each Portfolio, until December 31, 2002, the aggregate fees, expressed in dollars, payable by such Portfolio under the Administrative Services Agreement and the Investment Advisory Agreement will not exceed the expenses (excluding extraordinary expenses) that would have been payable by such Portfolio assuming (i) the Prior Management Agreement described in the next paragraph remained in effect in accordance with its terms, (ii) the asset levels were the same during the relevant periods, (iii) no effect was given to the voluntary expense reimbursement arrangements or other limitation on expenses under such prior agreement and (iv) the expenses the Portfolio would have been charged were adjusted to render comparable the extent and level of services provided under the Prior Management Agreement, on the one hand, and the Administrative Services Agreement and Investment Advisory Agreement, on the other.

    From January 3, 1995 (commencement of operations) to December 31, 1996, Chubb Investment Advisory Corporation ("Chubb Investment")served as each Portfolio's investment manager (the "Prior Management Agreement"),and Morgan Guaranty, a predecessor to JPMorgan Chase Bank, served as sub-investment adviser. The compensation to Morgan Guaranty, as sub-investment adviser, was paid directly from the investment management fees paid by the Trust to Chubb Investment Advisory. For the fiscal year ended December 31, 1996, all investment management fee rates payable to Chubb Investment pursuant to the Prior Management Agreement totaled 0.50%, 0.60%, 0.80% and 0.80% of average daily net assets for JPMorgan Bond Portfolio, JPMorgan U.S. Disciplined Equity Portfolio, JPMorgan Small Company Portfolio and JPMorgan International Opportunities Portfolio, respectively. Pursuant to the Prior management Agreement, certain fees and expenses were reimbursed, the ratio of operating expenses to average net assets for the fiscal year ended December 31, 1996 was 0.75%, 0.90%, 1.15% and 1.20% for JPMorgan Bond Portfolio, JPMorgan U.S. Disciplined Equity Portfolio, JPMorgan Small Company Portfolio and JPMorgan International Opportunities Portfolio, respectively.

    Pursuant to the Administrative Services Agreement, as amended, for the periods indicated in the table below, JPMorgan reimbursed the Portfolios for expenses or was paid fees by the Portfolios under this agreement as follows:
(amounts in thousands)

                                     REIMBURSEMENT                            PAID
                            FISCAL YEARS ENDING DECEMBER 31,    FISCAL YEARS ENDING DECEMBER 31,
                           ----------------------------------  ----------------------------------
                              1999        2000        2001        1999        2000        2001
                           ----------  ----------  ----------  ----------  ----------  ----------
Bond Portfolio...........      N/A         N/A         N/A          --@         $1        $208
International
  Opportunities
  Portfolio..............     $108        $137         $51         N/A         N/A         N/A
Small Company
  Portfolio..............     $130        $ 48         N/A         N/A         N/A        $ 34
U.S. Disciplined Equity
  Portfolio..............      N/A         N/A         N/A          --@         --@       $103

@ Amount rounds to less than one thousand

    The Administrative Services Agreement may be amended only by mutual written consent.

    The Administrative Services Agreement was last approved by the Board on December 5, 2001. The Agreement may be terminated as to any Portfolio at any time, without the payment of any penalty, by the Board or by JPMorgan on not more than 60 days' nor less than 30 days' written notice to the other party.

    JPMorgan may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Portfolios' sub-administrator.

    Under a former Co-Administration Agreement with the Trust and the Portfolios dated January 1, 1997, Funds Distributor, Inc. ("FDI") served as the Trust's and the Portfolios' Co-administrator. FDI served as Co-administrator under such agreement until its termination on May 1, 2001.

    For its services under the Co-Administration Agreement, each Portfolio had agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to each Fund and its corresponding Portfolio was based on the ratio of its net assets to the aggregate net assets of the Trust and other Investment companies subject to similar agreements with FDI.

    For the fiscal periods indicated in the table below, the fees for these services amounted to the following: (amounts in thousands)

                                     FISCAL YEARS ENDING DECEMBER 31,
                                     --------------------------------
                                       1999       2000       2001*
                                     ---------  ---------  ----------
Bond Portfolio.....................    $373       $456        $306
U.S. Disciplined Equity
  Portfolio........................    $117       $161        $ 93
Small Company Portfolio............    $ 77       $173        $121
International Opportunities
  Portfolio........................    $238       $298        $196

  *  Amounts are through 4/30/01, termination of the contract.

                            INDEPENDENT ACCOUNTANTS

    The independent accountants of the Trust are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Portfolios. Prior to fiscal year 1997, Ernst & Young LLP had served as the independent accountants of the Trust.

                                  DISTRIBUTOR

    J.P. Morgan Fund Distributors, Inc. ("JPFD") serves as the Trust's distributor and holds itself available to receive purchase orders for each of the Portfolio's shares. In that capacity, JPFD has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each of the Portfolio's shares in accordance with the terms of the Distribution Agreement between the Trust and JPFD. Under the terms of the Distribution Agreement between JPFD and the Trust, JPFD receives no compensation in its capacity as the Trust's distributor.

    The Distribution Agreement shall continue in effect with respect to each of the Portfolios for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Trust's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Trust's shares or the Portfolios' outstanding voting securities present at a meeting, if the holders of more than 50% of the Trust's outstanding shares or the Portfolios' outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Trust's outstanding shares or the Portfolios' outstanding voting securities, whichever is less and in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of JPFD are located at 1211 Avenue of the Americas, New York, NY 10036.

                                   CUSTODIAN

    JPMorgan Chase Bank serves as the Trust's and the Portfolios' custodian and fund accounting agent. Pursuant to the Custodian Contract, JPMorgan Chase Bank is responsible for maintaining the books of account and records of portfolio transactions and holding portfolio securities and cash. In the case of foreign assets held outside the United States, the custodian employs various subcustodians who were approved by the Trustees of the Trust in accordance with the regulations of the SEC.

                                 TRANSFER AGENT

    DST Systems Inc. ("DST"), 1055 Broadway, Kansas City, Missouri 64105, serves as the Portfolios' transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, DST is responsible for maintaining account records detailing the ownership of Portfolio shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

                              PAYMENT OF EXPENSES

    JPMorgan Chase Bank is obligated to assume the cost of certain administrative expenses for the Trust, as described herein and in the Prospectus under the heading "MANAGEMENT AND ADMINISTRATION." The Trust is responsible for Morgan's fees as investment adviser pursuant to the Investment Advisory Agreement and for JPMorgan Chase Bank's fees for its services pursuant to the Administrative Services Agreement. In addition, the Trust pays all extraordinary expenses not incurred in the ordinary course of the Trust's business including, but not limited to, litigation and indemnification expenses; interest charges; material increases in Trust expenses due to occurrences such as significant increases in the fee schedules of the Custodian or the Transfer Agent or a significant decrease in the Trust's asset level due to changes in tax or other laws or regulations; or other such extraordinary occurrences outside of the ordinary course of the Trust's business. See "OFFERING AND REDEMPTION OF SHARES" below.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATIONS

    Under the Investment Advisory Agreement, Morgan has ultimate authority to select broker-dealers through which securities are to be purchased and sold, subject to the general control of the Board.

    Money market instruments usually will be purchased on a principal basis directly from issuers, underwriters or dealers. Accordingly, minimal brokerage charges are expected to be paid on such transactions. Purchases from an underwriter generally include a commission or concession paid by the issuer, and transactions with a dealer usually include the dealer's mark-up.

    Insofar as known to management, no trustee, director or officer of the Trust, Morgan or any person affiliated with any of them has any material direct or indirect interest in any broker-dealer employed by or on behalf of the Trust.

    Under the Investment Advisory Agreement, the Adviser shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Portfolios. In assessing the best overall terms available for any transaction, the adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the adviser, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The Adviser is not required to obtain the lowest commission or the best net price for any Portfolio on any particular transaction, and are not required to execute any order in a fashion either preferential to any Portfolio relative to other accounts they manage or otherwise materially adverse to such other accounts.

    Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the adviser to a Portfolio normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on the tender of a portfolio's securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Portfolios by the Adviser. At present, no other recapture arrangements are in effect.

    Under the Investment Advisory and Sub-advisory agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Portfolios to pay a broker-dealer which provides brokerage and research services to the Adviser, the Portfolios and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for the Portfolios in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the total commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either that particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Portfolios. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Portfolios and their reasonableness in relation to the benefits to the Portfolios. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

    The management fees that the Portfolios pay to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the portfolios' transactions are used to obtain such services, the brokerage commissions paid by the Portfolios will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser in carrying out its obligations to the Portfolios. While such services are not expected to reduce the expenses of the Adviser, they would, through use of the services, avoid the additional expenses that would be incurred if they should attempt to develop comparable information through their own staff.

    In certain instances, there may be securities that are suitable for one or more of the Portfolios as well as one or more of the Adviser's other clients. Investment decisions for the Portfolios and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. In executing portfolio transactions, the Adviser may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of other Portfolios or their other clients if, in the adviser's reasonable judgment, such aggregation (i) will result in an overall economic benefit to the Portfolio, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading requirements, and (ii) is not inconsistent with the policies set forth in the Trust's registration statement and the Portfolio's Prospectus and Statement of Additional Information. In such event, the Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in an equitable manner, consistent with its fiduciary obligations to the Portfolio and such other clients. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Portfolio is concerned. However, it is believed that the ability of the Portfolios to participate in volume transactions will generally produce better executions for the Portfolios.

    No portfolio transactions are executed with the Adviser or Administrator, or with any affiliate of the Adviser or Administrator, acting either as principal or as broker.

    If a Portfolio that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Portfolio may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

    For the years ended December 31, 1999, 2000 and 2001, the Trust paid in the aggregate $92,186, $170,285 and $206,000, respectively, as brokerage commissions. No commissions were allocated for research.

                         SHARES OF BENEFICIAL INTEREST

    The Trust consists of an unlimited number of outstanding shares of beneficial interest which are divided into five series: JPMorgan Bond Portfolio, JPMorgan U.S. Disciplined Equity Portfolio, JPMorgan Small Company Portfolio and JPMorgan International Opportunities Portfolio and JPMorgan Mid Cap Value Portfolio. The Trust has the right to issue additional shares without the consent of shareholders, and may allocate its additional shares to new series or to one or more of the five existing series.

    The assets received by the Trust for the issuance or sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof are specifically allocated to each Portfolio. They constitute the underlying assets of each Portfolio, are required to be segregated on the books of accounts and are to be charged with the expenses of such Portfolio. Any assets which are not clearly allocable to a particular Portfolio or Portfolios are allocated in a manner determined by the Board. Accrued liabilities which are not clearly allocable to one or more Portfolios would generally be allocated among the Portfolios in proportion to their relative net assets before adjustment for such unallocated liabilities. Each issued and outstanding share in a Portfolio is entitled to participate equally in dividends and distributions declared with respect to such Portfolio and in the net assets of such Portfolio upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

    The shares of each Portfolio are fully paid and non-assessable, will have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights.

                                CODES OF ETHICS

    The Trust, the Advisor and JPFD have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Portfolios. Such purchases, however, are subject to preclearance and other procedures reasonably necessary to prevent access persons from engaging in any unlawful conduct set forth in Rule 17j-1.

                                 VOTING RIGHTS

    In accordance with current law, the Trust anticipates that Portfolio shares held in a separate account which are attributable to Policies will be voted by the Participating Insurance Company in accordance with instructions received from the owners of Policies. The Trust also anticipates that the shares held by the Participating Insurance Company, including shares for which no voting instructions have been received, shares held in the separate account representing charges imposed by the Participating Insurance Company against the separate account and shares held by the Participating Insurance Company that are not otherwise attributable to Policies, also will be voted by the Participating Insurance Company in proportion to instructions received from the owners of Policies. For further information on voting rights, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Under current law, Eligible Plans are not required to provide Plan participants with the right to give voting instructions. For information on voting rights, Plan participants should consult their Plan's administrator or trustee.

    The officers and Trustees cannot directly own shares of the Trust without purchasing a Policy or investing as a participant in an Eligible Plan.

                       OFFERING AND REDEMPTION OF SHARES

    The Trust offers shares of each Portfolio only for purchase by separate accounts established by Participating Insurance Companies or by Eligible Plans. It thus will serve as an investment medium for the Policies offered by Participating Insurance Companies and for participants in Eligible Plans. The offering is without a sales charge and is made at each Portfolio's net asset value per share, which is determined in the manner set forth below under "DETERMINATION OF NET ASSET VALUE."

    The Trust redeems all full and fractional shares of the Trust at the net asset value per share applicable to each Portfolio. See "DETERMINATION OF NET ASSET VALUE" below.

    Redemptions ordinarily are made in cash, but the Trust has authority, at its discretion, to make full or partial payment by assignment to the separate account of Portfolio securities at their value used in determining the redemption price. The Trust, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form N-18f-1, by which the Trust has committed itself to pay to the separate account in cash, all such separate account's requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the applicable Portfolio's net asset value at the beginning of such period. The securities, if any, to be paid in-kind to the separate account will be selected in such manner as the Board deems fair and equitable. In such cases, the separate account or Eligible Plan might incur brokerage costs should it wish to liquidate these portfolio securities.

    The right to redeem shares or to receive payment with respect to any redemption of shares of any Portfolio may only be suspended (1) for any period during which trading on the New York Stock Exchange is restricted or such Exchange is closed, other than customary weekend and holiday closings, (2) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of that Portfolio is not reasonably practicable, or (3) for such other periods as the SEC may by order permit for the protection of shareholders of the Portfolio.

                        DETERMINATION OF NET ASSET VALUE

    Each of the Portfolios computes its net asset value every business day as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. eastern time). The net asset value will not be computed on the day the following legal holidays observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day. The Portfolios may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Portfolios' business days.

    The net asset value per share of each Portfolio is computed by dividing the sum of the value of the securities held by that Portfolio, plus any cash or other assets and minus all liabilities by the total number of outstanding shares of the Portfolio at such time. Any expenses borne by the Trust, including the investment advisory fee payable to the Adviser, are accrued daily except for extraordinary or non-recurring expenses. See "INVESTMENT ADVISORY AND OTHER SERVICES" above.

    The value of investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ") is based on the last sale prices on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange, except under certain circumstances, when the average of the closing bid and asked prices is less than the last sales price of the foreign local shares, the security shall be valued at the last sales price of the local shares. Under all other circumstances (e.g. there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to ten days prior to the valuation date unless, in the judgment of the portfolio manager, material events or conditions since such last sale necessitate fair valuation of the security. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.

    Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 p.m. New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., New York time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value. Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

    Trading in securities on most foreign exchanges and OTC markets is normally completed before the close of trading of the New York Stock Exchange (normally 4:00 p.m.) and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

                                     TAXES

    In order for each Portfolio of the Trust to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities. It is the Trust's policy to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), regarding distribution of investment income and capital gains so that each Portfolio will not be subject to federal income tax on amounts distributed and undistributed or an excise tax on certain undistributed income or capital gains. For these purposes, if a regulated investment company declares a dividend in December to shareholders of record in December and pays such dividends before the end of January they will be treated as paid in the preceding calendar year and to have been received by such shareholder in December. All dividends and distributions will be automatically reinvested in additional shares of the Portfolio with respect to which dividends have been declared, at net asset value, as of the ex-dividend date of such dividends.

    FEDERAL TAX MATTERS. Under current law, a Policy owner's interest in earnings on assets held in a separate account and invested in the Trust are generally not includable in the Policy owner's gross income, assuming the Policies presently qualify as life insurance contracts for federal income tax purposes. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company, and Eligible Plan participants should consult the Plan's administrator or trustee, in order to determine the federal income tax consequences to such holders of an investment in the Portfolios.

    The Trust intends that each Portfolio comply with Section 817(h) of the Code and the regulations thereunder. Pursuant to that Section, the only shareholders of the Trust and its Portfolios will be separate accounts funding variable annuities and variable life insurance policies established by one or more insurance companies and, pursuant to Treasury
Regulation Section1.817-5(f)(3)(iii), qualified pension and retirement plans.

    The Internal Revenue Service provides a list of arrangements that qualify as a "qualified pension or retirement plan" for the purposes of Treasury
Regulation Section1.817-5(f)(3)(iii). It provides in pertinent part, that the term "qualified pension or retirement plan", for purposes of such Regulation, includes the following arrangements (all section references are to the Code):

    1. A plan described in Section 401(a) that includes a trust exempt from tax under Section 501(a);
    2.  An annuity plan described in Section 403(a);
    3. An annuity contract described in Section 403(b), including a custodial account described in Section 403(b)(7);
    4.  An individual retirement account described in Section 408(a);
    5.  An individual retirement annuity described in Section 408(b);
    6. A governmental plan within the meaning of Section 414(d) or an eligible deferred compensation plan within the meaning of Section 457(b);
    7. A simplified employee pension of an employer that satisfies the requirements of Section 408(k);
    8.  A plan described in Section 501(c)(18); and
    9. Any other trust, plan, account, contract or annuity that the Internal Revenue Service has determined in a letter ruling to be within the scope of such Regulation.

    In addition, Section 817(h) of the Code and the regulations thereunder impose diversification requirements on the separate accounts and on the Portfolios. These diversification requirements are in addition to the diversification requirements applicable to the Portfolios under Subchapter M and the 1940 Act, and may affect the composition of a Portfolio's investments. Since the shares of the Trust are currently sold to segregated asset accounts underlying such Policies, the Trust intends to comply with the diversification requirements as set forth in the regulations. Failure to meet the requirements of Section 817(h) could result in taxation to the Participating Insurance Companies and the immediate taxation of the owners of the Policies funded by the Trust.

                       PERFORMANCE AND YIELD INFORMATION

                          NON-MONEY MARKET PORTFOLIOS

    This yield figure represents the net annualized yield based on a specified 30-day (or one month) period assuming semi-annual reinvestment and compounding of income. Yield is calculated by dividing the average daily net investment income per share earned during the specified period by the maximum offering price, which is net asset value per share, on the last day of the period, and annualizing the result according to the following formula:

    Yield = 2 [(A - B + 1)TO THE POWER OF 6 - 1]
                -----
                 CD

where A equals dividends and interest earned during the period, B equals expenses accrued for the period (net of waiver and reimbursements), C equals the average daily number of shares outstanding during the period that were entitled to receive dividends, and D equals the maximum offering price per share on the last day of the period.

    The average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were reinvested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would compare the initial amount to the ending redeemable value of such investment according to the following formula:

    P (1 + T)TO THE POWER OF n = ERV

where T equals average annual total return, where ERV, the ending redeemable value, is the value, at the end of the applicable period, of a hypothetical $10,000 payment made at the beginning of the applicable period, where P equals a hypothetical initial payment of $10,000, and where N equals the number of years.

    From time to time, in reports and sales literature: (1) each Portfolio's performance or P/E ratio may be compared to, as applicable: (i) the S&P 500 Index and Dow Jones Industrial Average so that, as applicable, an investor may compare that Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (ii) other groups of mutual funds tracked by: (A) Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds by overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Funds Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as the Wall Street Journal, Business Week, Money Magazine, and Barron's, which provide similar information;
(iii) indexes of stocks comparable to those in which the particular Portfolio invests; (2) the Consumer Price Index; (3) other U.S. government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of each Portfolio or the general economic, business, investment, or financial environment in which each Portfolio operates; and
(4) the effect of tax-deferred compounding on the particular Portfolio's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the particular Portfolio (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis. Each Portfolio's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar rankings are calculated using the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 1, 3, 5, and 10-year periods. In each category, Morningstar limits its five star rankings to 10% of the funds it follows and its four star rankings to 22.5% of the funds it follows. Rankings are not absolute or necessarily predictive of future performance.

    The performance of the Portfolios may be compared, for example, to the record of the Salomon Investment Grade Bond Index, S&P 500 Index, the Russell 2000-Registered Trademark-, the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index, the Morgan Stanley Capital International
(MSCI) All Country World ex-U.S. Index. The S&P 500 Index is a well known measure of the price performance of 500 leading larger domestic stocks which represent approximately 80% of the market capitalization of the U.S. Equity market. The Russell 2000-Registered Trademark- Small Stock Index is designed to be a comprehensive representation of the U.S. small cap equity market. It is composed of 2,000 issues of smaller domestic stocks which represent nearly 7% of U.S. market capitalization. In general, the securities comprising the Russell 2000-Registered Trademark- are more growth oriented and have a somewhat higher volatility than those in the S&P 500 Index. The EAFE Index is an unmanaged index used to track the average performance of over 900 securities listed on the stock exchanges of countries in Europe Australasia and the Far East. The MSCI All Country World ex-U.S. Index which is an unmanaged index that measures developed and emerging foreign stock market performance is the new benchmark for the J.P. Morgan International Opportunities Portfolio.

    The total returns of all of these indices will show the changes in prices for the stocks in each index. All indices include the reinvestment of all capital gains distributions and dividends paid by the stocks in each database. Tax consequences will not be included in such illustration, nor will brokerage or other fees or expenses of investing be reflected in the NASDAQ Composite, S&P 500, EAFE Index and Russell 2000-Registered Trademark-.

    Below is set forth historical return information for each of the Portfolios for the periods ended Decembe 31, 2001:

                          AVERAGE ANNUAL TOTAL RETURNS

                                        FISCAL YEARS ENDING 12/31/01
                                ---------------------------------------------
                                                                     DATE OF
                                                           SINCE      FUND
                                    1 YEAR      5 YEARS  INCEPTION  INCEPTION
                                --------------  -------  ---------  ---------
Bond Portfolio................            6.92%   6.68%      7.40%    1/3/95
U.S. Disciplined Equity
  Portfolio...................          -11.91%   7.88%     13.12%    1/3/95
Small Company Portfolio.......           -8.03%   6.39%     11.97%    1/3/95
International Opportunities
  Portfolio...................          -19.14%   0.53%      3.88%    1/3/95

                            DELAWARE BUSINESS TRUST

    The Trust is a business organization of the type commonly known as a "Delaware Business Trust" of which each Portfolio is a series. The Trust has filed a certificate of trust with the office of the Secretary of State of Delaware. Except to the extent otherwise provided in the governing instrument of the business trust, the beneficial owners shall be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware.

    The Trust provides for the establishment of designated series of beneficial interests (the Portfolios) having separate rights, powers or duties with respect to specified property or obligations of the Trust or profits and losses associated with specified property or obligations, and, to the extent provided in the Declaration of Trust, any such series may have a separate business purpose or investment objective.

    As a Delaware Business Trust, the Trust is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust is, however, required to hold shareholder meetings for such purposes as, for example: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment objectives and restrictions of the Portfolios; and (iii) filling vacancies on the Board in the event that less than a majority of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders. At such time, the trustees then in office will call a shareholder meeting for the election of trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Trust has the obligation to assist in any such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

    The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

    As of March 1, 2002, except as noted below, no one of record, or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of the Trust.

    Chubb Life's ownership of more than 25% of the shares of each of the Trust's Portfolios, except the JPMorgan Mid Cap Growth Portfolio, may result in Chubb Life being deemed to be a controlling entity of such Portfolios.

                              FINANCIAL STATEMENTS

    The financial statements and the reports thereon of PricewaterhouseCoopers LLP are incorporated herein by reference to their respective annual report filings made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the following financial reports are available without charge upon request by calling JPMorgan Funds Services at (800) 221-7930.

                                        DATE OF     DATE ANNUAL
NAME OF FUND                         ANNUAL REPORT  REPORT FILED     ACCESSION NUMBER
------------                         -------------  ------------  ----------------------
Bond Portfolio.....................      12/31/01       2/27/02    0000912057-02-007886
U.S. Disciplined Equity
  Portfolio........................      12/31/01       2/27/02    0000912057-02-007889
Small Company Portfolio............      12/31/01       2/27/02    0000912057-02-007862
International Opportunities
  Portfolio........................      12/31/01       2/27/02    0000912057-02-007888

                             ADDITIONAL INFORMATION

    The Annual Report containing financial statements of the Trust will be sent to all Trust shareholders.

                                   APPENDIX A
                        DESCRIPTION OF SECURITY RATINGS

                               STANDARD & POOR'S
                         CORPORATE AND MUNICIPAL BONDS

AAA Debt rated AAA has the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.
BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.
     Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.
BB Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
B Debt rated B is regarded as having a greater vulnerability to default but presently as having the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.
CCC Debt rated CCC is regarded as having a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.
C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.
D Bonds rated D are in default, and payment of interest and/or repayment of principal are in arrears.

     Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

                                COMMERCIAL PAPER

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.
A-1 This designation indicates that the degree of safety regarding timely payment is very strong.
A-2 This designation indicates that the degree of safety regarding timely payment is satisfactory.
A-3 This designation indicates that the degree of safety regarding timely payment is adequate.

                          SHORT-TERM TAX-EXEMPT NOTES

    Short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

                                    MOODY'S
                         CORPORATE AND MUNICIPAL BONDS

Aaa Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
     Uncertainty of position characterizes bonds in this class.
B    Bonds which are rated B generally lack
     characteristics of the desirable investment.
     Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa  Bonds which are rated Caa are of poor standing.
     Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

                                COMMERCIAL PAPER

Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
         Prime-1 repayment capacity will normally be evidenced by the following characteristics:
         - Leading market positions in well established industries.
         - High rates of return on funds employed.
         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         - Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                                 JPMORGAN FUNDS

                                                         STATEMENT OF ADDITIONAL
                                                                     INFORMATION
                                                                   APRIL 1, 2002

                          J.P. MORGAN SERIES TRUST II

                        JPMORGAN MID CAP VALUE PORTFOLIO

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION, WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 1, 2002 FOR THE MID CAP VALUE PORTFOLIO (THE "PORTFOLIO"), AS SUPPLEMENTED FROM TIME TO TIME. THE PROSPECTUS IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS AND AVAILABLE, WITHOUT CHARGE, UPON REQUEST FROM J.P. MORGAN FUND DISTRIBUTORS, INC., ATTENTION: J.P. MORGAN SERIES TRUST II, (800) 766-7722.

                                                                     MFG-SAI-200

TABLE OF CONTENTS                                              PAGE
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Business History............................................      3
Investment Objectives and Policies..........................      3
Description of Permitted Investments........................      3
Investment Restrictions.....................................      8
Trustees....................................................     10
Officers....................................................     12
Investment Advisory and Other Services......................     16
  Investment Advisory Agreement.............................     16
  Administrative Services Agreement.........................     17
  Independent Accountants...................................     18
  Distributor...............................................     18
  Custodian.................................................     19
  Transfer Agent............................................     19
  Payment of Expenses.......................................     19
  Portfolio Transactions and Brokerage Allocation...........     19
Shares of Beneficial Interest...............................     21
Codes of Ethics.............................................     21
Voting Rights...............................................     21
Offering and Redemption of Shares...........................     22
Determination of Net Asset Value............................     22
Taxes.......................................................     23
Performance and Yield Information...........................     24
Delaware Business Trust.....................................     25
Financial Statements........................................     26
Additional Information......................................     26
Appendix A..................................................    A-1

                                BUSINESS HISTORY

    J.P. Morgan Series Trust II (the "Trust"), a Delaware Business Trust, is an open-end management investment company established to provide for the investment of assets of separate accounts of life insurance companies ("Participating Insurance Companies") and of qualified pension and retirement plans outside of the separate account context ("Eligible Plans" or "Plans"). Separate accounts acquire such assets pursuant to the sale of variable annuity contracts and variable life insurance policies (collectively, the "Policies"). The Trust is composed of five separate portfolios which operate as distinct investment vehicles. The portfolios are JPMorgan Bond Portfolio, JPMorgan U.S. Disciplined Equity Portfolio, JPMorgan Small Company Portfolio, JPMorgan International Opportunities Portfolio and JPMorgan Mid Cap Value Portfolio (the "Portfolio" or the "Mid Cap Value Portfolio"). This SAI describes the Mid Cap Value Portfolio. The Portfolio is non-diversified.

    The Trust was organized in Delaware on October 28, 1993 and had no business history prior to that date. Prior to January 1, 1997, the Trust's name was The Chubb Series Trust. Effective January 1, 1998, the name of the Trust was changed from "JPM Series Trust II" to "J.P. Morgan Series Trust II". In the future, the Trust may add or terminate portfolios.

    The Portfolio's investment adviser is Robert Fleming, Inc. (the "Adviser").

                       INVESTMENT OBJECTIVES AND POLICIES

    The Portfolio is designed for investors who want an actively managed portfolio of selected securities that seeks to outperform the Russell Mid Cap Value Index. The Portfolio attempts to achieve its investment objective by investing in a broad portfolio of common stocks of companies as described in the Prospectus and this Statement of Additional Information. The Portfolio may purchase or sell financial futures contracts and options in order to attempt to reduce the volatility of its portfolio, manage market risk and minimize fluctuations in net asset value. For a discussion of these investments, see "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS."

                      DESCRIPTION OF PERMITTED INVESTMENTS

    AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

    COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

    CONVERTIBLE SECURITIES. Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed-income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Portfolio may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, the Portfolio will only sell covered futures contracts and options on futures contracts.

    Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges.

    Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

    No price is paid upon entering into futures contracts. Instead, the Portfolio would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Portfolio and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

    The Portfolio may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Portfolio's net assets. The Portfolio may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Portfolio's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Portfolio's return.

    In order to avoid leveraging and related risks, when the Portfolio purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

    ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Portfolio's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over seven days in length.

    INVESTMENT COMPANY SHARES. The Portfolio may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. The Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Portfolio's expenses. Under applicable regulations, the Portfolio generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Portfolio owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Portfolio's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. See also "Investment Limitations."

    The Securities and Exchange Commission ("SEC") has granted the Portfolio an exemptive order permitting it to invest its uninvested cash in any affiliated money market funds. The order sets the following conditions: (1) the Portfolio may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its advisory fee from the Portfolio in an amount sufficient to offset any doubling up of investment advisory, administrative and shareholder servicing fees.

    INVESTMENT GRADE DEBT SECURITIES. The Portfolio may invest in investment grade debt securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation, or Baa or higher by Moody's Investors Service, Inc. or the equivalent by another national rating organization, or, if unrated, determined by the Adviser to be of comparable quality.

    MONEY MARKET INSTRUMENTS. Money market instruments are high-quality, dollar-denominated, short-term debt securities. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

    OPTIONS. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Portfolio may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Portfolio is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Portfolio delivers the security upon exercise.

    The Portfolio may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Portfolio may seek to purchase in the future. If the Portfolio purchases put and call options, it pays a premium for them. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Portfolio, loss of the premium paid may be offset by an increase in the value of the Portfolio's securities or by a decrease in the cost of acquisition of securities by the Portfolio.

    The Portfolio may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When the portfolio sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Portfolio will realize as profit the premium received for such option. When a call option written by the Portfolio is exercised, the Portfolio will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

    The Portfolio may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

    The Portfolio may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Portfolio will be "covered," which means that the Portfolio will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Portfolio, the Portfolio will establish a segregated account with its Custodian consisting of cash or liquid securities in an amount equal to the amount the Portfolio would be required to pay upon exercise of the put.

    The Portfolio may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. The Portfolio may choose to terminate an option position by entering into a closing transaction. The ability of the Portfolio to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    All options written on indices must be covered. When the Portfolio writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Portfolio will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PREFERRED STOCK. Preferred Stock are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the corporation's earnings or assets.

    REITS. The Portfolio may invest in common stocks or other securities issued by Real Estate Investment Trusts ("REITs"). REITs invest their capital primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

    If the Portfolio invests in REITs, each shareholder of the Portfolio will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of underlying

REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.

    REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

    The repurchase agreements entered into by the Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Portfolio, the Trust's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

    U.S. GOVERNMENT AGENCY OBLIGATIONS. Certain Federal agencies, such as the Government National Mortgage Association ("GNMA"), have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the U.S. Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

    U.S. GOVERNMENT SECURITIES. Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

    U.S. TREASURY OBLIGATIONS. Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

    WARRANTS. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

    SECURITIES LENDING. In order to generate additional income, the Portfolio may lend its securities to qualified broker-dealers or institutional investors, to the extent permitted by applicable law, pursuant to agreements that require that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. The Portfolio continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

    ZERO COUPON SECURITIES. Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

                            INVESTMENT RESTRICTIONS

                      FUNDAMENTAL INVESTMENT RESTRICTIONS

    The Portfolio's investment objective is a "fundamental" policy, which cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Portfolio. In addition, the investment restrictions below have been adopted by the Trust with respect to the Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholders meeting if the holders of more than 50% of the outstanding shares are present and represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

    Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC Staff interpretations thereof are amended or modified, the Portfolio may not:

        (1) Purchase any security if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
        (2) Borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes (not for leveraging purposes) and
    (ii) enter into reverse repurchase agreements for any purpose; provided that
    (i) and (ii) in total do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time any borrowings come to exceed 33 1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation;
        (3) Make loans to other persons, except through the purchase of debt obligations (including privately placed securities), loans of portfolio securities, and participation in repurchase agreements;
        (4) Purchase or sell physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but the Portfolio may purchase or sell futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) and may enter into foreign currency forward contracts;
        (5) Purchase or sell real estate, but the Portfolio may purchase or sell securities that are secured by real estate or issued by companies (including real estate investment trusts) that invest or deal in real estate;
        (6) Underwrite securities of other issuers, except to the extent the Portfolio, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended; or
        (7) Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS--The investment restrictions described below are not fundamental policies of the Portfolio and may be changed by the Board.

    These non-fundamental investment policies require that the Portfolio:

        (i) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of a Portfolio's net assets would be in investments which are illiquid;
        (ii) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules; and
        (iii) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

    The foregoing percentages (except with respect to the limitation on borrowing will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

    There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

    For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the DIRECTORY OF COMPANIES FILING ANNUAL REPORTS WITH THE SECURITIES AND EXCHANGE COMMISSION or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

                                    TRUSTEES

    The Trustees of the Trust are responsible for the management and supervision of the Portfolio. The Trustees approve all significant agreements with those companies that furnish services to the Trust. These companies are as follows:

Robert Fleming, Inc.........................................    Investment Adviser
J.P. Morgan Fund Distributors, Inc..........................    Distributor
JPMorgan Chase Bank.........................................    Administrator
JPMorgan Chase Bank.........................................    Custodian

    The Trustees of the Trust, their business addresses, dates of birth and their principal occupations during the past five years are set forth below.

    The following table contains basic information regarding the Trustees that oversee operations of the Trust and other investment companies within the JPMorgan Funds complex.

                                                                                         NUMBER OF            OTHER
                              POSITION(S)          TERM OF                               PORTFOLIOS       DIRECTORSHIPS
                               HELD WITH         OFFICE AND            PRINCIPAL        IN JPMORGAN       HELD OUTSIDE
                                JPMORGAN          LENGTH OF          OCCUPATION(S)      FUND COMPLEX        JPMORGAN
                                 FUNDS              TIME             DURING PAST 5      OVERSEEN BY           FUNDS
 NAME, ADDRESS, AND AGE         COMPLEX            SERVED                YEARS            TRUSTEE            COMPLEX
------------------------      ------------   -------------------   -----------------   --------------   -----------------
NON-INTERESTED TRUSTEES
John N. Bell                  Trustee        5 years               Retired; formerly         5          Director of other
462 Lenox Avenue                                                   Assistant                            funds managed by
South Orange, NJ 07079                                             Treasurer,                           JPMIM or its
Age: 70                                                            Consolidated                         affiliates
                                                                   Edison Company of
                                                                   New York

John R. Rettberg              Trustee        5 years               Retired; formerly         5          Director of
42 Belcourt                                                        Corporate Vice                       Enalasys,
Newport Beach, CA 92660                                            President and                        Pepperdine
Age: 64                                                            Treasurer,                           University,
                                                                   Northrop Grumman                     VariLite
                                                                   Corporation                          International
                                                                                                        Corporation and
                                                                                                        other funds
                                                                                                        managed by JPMIM
                                                                                                        or its affiliates

John F. Ruffle                Trustee        5 years               Retired; formerly         5          Trustee of Johns
Pleasantville Road                                                 Director and Vice                    Hopkins
New Vernon, NJ 07976                                               Chairman, J.P.                       University,
Age: 65                                                            Morgan Chase &                       Director of
                                                                   Co.                                  Bethlehem Steel,
                                                                                                        Wackenhut
                                                                                                        Corrections
                                                                                                        Corp., Wackenhut
                                                                                                        Corporation,
                                                                                                        Trident Corp.,
                                                                                                        American Shared
                                                                                                        Hospital Services
                                                                                                        and other funds
                                                                                                        managed by JPMIM
                                                                                                        or its affiliates

                                                                                         NUMBER OF            OTHER
                              POSITION(S)          TERM OF                               PORTFOLIOS       DIRECTORSHIPS
                               HELD WITH         OFFICE AND            PRINCIPAL        IN JPMORGAN       HELD OUTSIDE
                                JPMORGAN          LENGTH OF          OCCUPATION(S)      FUND COMPLEX        JPMORGAN
                                 FUNDS              TIME             DURING PAST 5      OVERSEEN BY           FUNDS
 NAME, ADDRESS, AND AGE         COMPLEX            SERVED                YEARS            TRUSTEE            COMPLEX
------------------------      ------------   -------------------   -----------------   --------------   -----------------
Kenneth Whipple, Jr.          Trustee        5 years               Retired; formerly         5          Director of CMS
1115 Country Club Drive                                            Executive Vice                       Energy
Bloomfield Hills, MI                                               President, Ford                      Corporation and
48304                                                              Motor Company;                       Consumers Energy
Age: 67                                                            President, Ford                      Company, Galileo
                                                                   Financial                            International,
                                                                   Services;                            Associates First
                                                                   Chairman, Ford                       Capital and other
                                                                   Motor Credit                         funds managed by
                                                                   Company                              JPMIM or its
                                                                                                        affiliates

   The following table shows the dollar range of each Trustee's beneficial ownership as of December 31, 2001, in the Portfolio and each Trustee's aggregate ownership in any Portfolios that the Trustee oversees in the JPMorgan Funds complex:

                                  DOLLAR RANGE OF EQUITY            AGGREGATE DOLLAR RANGE OF EQUITY
NAME OF TRUSTEE                 SECURITIES IN THE PORTFOLIO       SECURITIES IN JPMORGAN FUNDS COMPLEX
---------------              ---------------------------------    ------------------------------------
John N. Bell                               none                                  none
John R. Rettberg                           none                                  none
John R. Ruffle                             none                                  none
Kenneth Whipple, Jr.                       none                                  none

    The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees of the Trust presently has an Audit Committee. Each of the Trustees serves as members of the Audit Committee. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met one time during the year ended December 31, 2001.

    The Trust currently pays each Trustee an annual retainer of $20,000 and reimburses the Trustees for their related expenses. The aggregate amount of compensation paid to each Trustee by the Trust for the fiscal year ended December 31, 2001 was as follows:

                                            AGGREGATE TRUSTEE
                                              COMPENSATION
                                            PAID DURING 2001     COMPENSATION    TOTAL COMPENSATION PAID
NAME OF TRUSTEE                                BY THE FUND        FROM TRUST      FROM "FUND COMPLEX"(1)
---------------                             -----------------    ------------    ------------------------
John N. Bell                                       $49             $20,000               $20,000
John R. Rettberg                                   $49             $20,000               $20,000
John F. Ruffle                                     $49             $20,000               $20,000
Kenneth Whipple, Jr.                               $49             $20,000               $20,000

                  (1)   A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for
                        purposes of investment and investment services, or have a
                        common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any
                        other the other investment companies. The JPMorgan Fund
                        Complex for which the Trustees serve includes 5 Portfolios.

   No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (not including registered investment companies) during the two most recently completed calendar years.

    No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

-   the Trust;
-   an officer of the Trust;
- an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Trust;
- an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Trust or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Trust;
-   the Adviser or the principal underwriter of the Trust,
-   an officer of the Adviser or the principal underwriter of the Trust;
- a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the principal underwriter of the Trust; or
- an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or the principal underwriter of the Trust.

                                    OFFICERS

    The Portfolio's executive officers (listed below), other than the officers who are employees of the Adviser or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc. a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Portfolio. The Portfolio has no employees.

    The officers of the Portfolio, together with information regarding their positions held with the Portfolio, principal occupations and other memberships and affiliations are shown below. The contact address for each of the officers unless otherwise noted is 522 Fifth Avenue, New York, NY 10036.

          NAME (AGE),                                                   NUMBER OF
      POSITIONS HELD WITH               PRINCIPAL OCCUPATIONS         PORTFOLIOS IN          OTHER POSITIONS HELD
       THE FUNDS (SINCE)                 DURING PAST 5 YEARS           FUND COMPLEX          OUTSIDE FUND COMPLEX
-------------------------------    -------------------------------    --------------    -------------------------------
George Gatch (39),                 Managing Director, J.P. Morgan           5                        None
President (2001)                   Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc.; Head of
                                   J.P. Morgan Fleming's U.S.
                                   Mutual Funds and Financial
                                   Intermediaries Business; he has
                                   held numerous positions
                                   throughout the firm in business
                                   management, marketing and
                                   sales.

David Wezdenko (38),               Vice President, J.P. Morgan              5                        None
Treasurer (2001)                   Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc.; Chief
                                   Operating Officer for J.P.
                                   Morgan Fleming's U.S. Mutual
                                   Funds and Financial
                                   Intermediaries Business; since
                                   joining J.P. Morgan Chase in
                                   1996, he has held numerous
                                   financial and operation related
                                   positions supporting the J.P.
                                   Morgan pooling funds business.

          NAME (AGE),                                                   NUMBER OF
      POSITIONS HELD WITH               PRINCIPAL OCCUPATIONS         PORTFOLIOS IN          OTHER POSITIONS HELD
       THE FUNDS (SINCE)                 DURING PAST 5 YEARS           FUND COMPLEX          OUTSIDE FUND COMPLEX
-------------------------------    -------------------------------    --------------    -------------------------------
Sharon Weinberg (42),              Vice President, J.P. Morgan              5                        None
Secretary (2001)                   Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc.; Head of
                                   Business and Product Strategy
                                   for J.P. Morgan Fleming's U.S.
                                   Mutual Funds and Financial
                                   Intermediaries Business; since
                                   joining J.P. Morgan Chase in
                                   1996, she has held numerous
                                   positions throughout the asset
                                   management business in mutual
                                   funds marketing, legal and
                                   product development.

Michael Moran (32),                Vice President, J.P. Morgan              5                        None
Vice President (2001)              Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc.; Chief
                                   Financial Officer of J.P.
                                   Morgan Fleming's U.S. Mutual
                                   Funds and Financial
                                   Intermediaries Business

Stephen Ungerman (48),             Vice President, J.P. Morgan              5                        None
Vice President and Assistant       Investment Management Inc. and
(2001)                             J.P. Morgan Fleming Asset
                                   Management (USA) Inc.; Head of
                                   the Fund Service Group within
                                   Fund Administration; prior to
                                   J.P. Morgan Chase in 2000, he
                                   held a number of senior
                                   management positions in
                                   Prudential Insurance Co. of
                                   America's asset management
                                   business, including Assistant
                                   General counsel, Tax Director,
                                   and Co-head of Fund
                                   Administration Department; Mr.
                                   Ungerman was also the Assistant
                                   Treasurer of all mutual funds
                                   managed by Prudential.

Judy R. Bartlett (36),             Vice President and Assistant             5                        None
Vice President and Assistant       General Counsel, J.P. Morgan
Secretary (2001)                   Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc., since
                                   September 2000; from August
                                   1998 through August 2000, Ms.
                                   Bartlett was an attorney at New
                                   York Life Insurance Company
                                   where she served as Assistant
                                   Secretary for the Mainstay
                                   Funds; from October 1995
                                   through July 1998, Ms. Bartlett
                                   was an associate at the law
                                   firm of Willkie Farr &
                                   Gallagher.

Joseph J. Bertini (36),            Vice President and Assistant             5                        None
Vice President and Assistant       General Counsel, J.P. Morgan
Secretary (2001)                   Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc.; prior to
                                   October of 1997, he was an
                                   attorney in the Mutual Fund
                                   Group at SunAmerica Asset
                                   Management Inc.

          NAME (AGE),                                                   NUMBER OF
      POSITIONS HELD WITH               PRINCIPAL OCCUPATIONS         PORTFOLIOS IN          OTHER POSITIONS HELD
       THE FUNDS (SINCE)                 DURING PAST 5 YEARS           FUND COMPLEX          OUTSIDE FUND COMPLEX
-------------------------------    -------------------------------    --------------    -------------------------------
Paul M. DeRusso (47),              Vice President, J.P. Morgan              5                        None
Assistant Treasurer (2001)         Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc.; Manager
                                   of the Budgeting and Expense
                                   Group of Funds Administration
                                   Group.

Lai Ming Fung (27),                Associate, J.P. Morgan                   5                        None
Assistant Treasurer (2001)         Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc.;
                                   Budgeting Analyst for the
                                   Budgeting and Expense Group of
                                   Funds Administration Group.

Mary Squires (47),                 Vice President, J.P. Morgan              5                        None
Assistant Treasurer (2001)         Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc.;
                                   Ms. Squires has held numerous
                                   financial and operations
                                   positions supporting the J.P.
                                   Morgan Chase organization
                                   complex.

Nimish S. Bhatt (38),              Senior Vice President of the             5           Treasurer & Principal
Assistant Treasurer (2001)*        Fund Administration and                              Accounting Officer of BNY
                                   Financial Services of BISYS                          Hamilton Funds, Inc., Treasurer
                                   Investment Services, Inc.,                           of Summit Investment Trust and
                                   since November 2000; various                         Principal Financial and
                                   positions held within BISYS                          Accounting Officer and
                                   since 1996, including Vice                           Comptroller of Variable
                                   President and Director of                            Insurance Funds
                                   International Operation, Vice
                                   President of Financial
                                   Administration and Vice
                                   President of Tax.

Arthur A. Jensen (35),             Vice President of Financial              5                        None
Assistant Treasurer (2001)*        Services of BISYS Investment
                                   Services, Inc., since June
                                   2001; formerly Section Manager
                                   at Northern Trust Company and
                                   Accounting Supervisor at
                                   Allstate Insurance Company.

Martin R. Dean (38),               Vice President of                        5           Secretary of Eureka Funds
Assistant Treasurer (2001)*        Administration Services of
                                   BISYS Investment Services, Inc.

          NAME (AGE),                                                   NUMBER OF
      POSITIONS HELD WITH               PRINCIPAL OCCUPATIONS         PORTFOLIOS IN          OTHER POSITIONS HELD
       THE FUNDS (SINCE)                 DURING PAST 5 YEARS           FUND COMPLEX          OUTSIDE FUND COMPLEX
-------------------------------    -------------------------------    --------------    -------------------------------
Alaina Metz (34),                  Chief Administrative Officer of          5           Assistant Secretary of Old
Assistant Secretary (2001)*        BISYS Fund Services, Inc.;                           National Fund, Assistant
                                   formerly, Supervisor of the                          Secretary of 1st Source
                                   Blue Sky Department of Alliance                      Monogram Funds, Assistant
                                   Capital Management L.P.                              Secretary of Alpine Equity
                                                                                        Trust, Assistant Secretary of
                                                                                        Ambassador Funds, Assistant
                                                                                        Secretary of American
                                                                                        Independence Funds Trust,
                                                                                        Assistant Secretary of American
                                                                                        Performance, Assistant
                                                                                        Secretary of AmSouth Funds,
                                                                                        Assistant Clerk of Barr
                                                                                        Rosenberg Series Trust,
                                                                                        Chairman of Barr Rosenberg
                                                                                        Variable Insurance Trust,
                                                                                        Assistant Secretary of BB&T
                                                                                        Funds, Assistant Secretary of
                                                                                        BNY Hamilton Funds, Inc.,
                                                                                        Assistant Secretary of Brenton
                                                                                        Mutual Funds, Assistant
                                                                                        Secretary of Citizens Funds,
                                                                                        Assistant Secretary of Counter
                                                                                        Bond Fund, Assistant Secretary
                                                                                        of Empire Builder Tax Free Bond
                                                                                        Fund, Assistant Secretary of
                                                                                        Eureka Funds, Assistant
                                                                                        Secretary of Gartmore Mutual
                                                                                        Funds (GMF), Assistant
                                                                                        Secretary of Gartmore Variable
                                                                                        Insurance Trust (GVIT),
                                                                                        Assistant Secretary of Governor
                                                                                        Funds, Assistant Secretary of
                                                                                        Hirtle Callaghan Trust,
                                                                                        Assistant Secretary of HSBC
                                                                                        Advisor Funds Trust (Class Y -
                                                                                        Onshore Feeder Funds),
                                                                                        Assistant Secretary of HSBC
                                                                                        Family of Funds, Assistant
                                                                                        Secretary of HSBC Investor
                                                                                        Funds, Assistant Secretary of
                                                                                        Kensington Funds, Assistant
                                                                                        Secretary of Kent Funds,
                                                                                        Chairman of LEADER Mutual
                                                                                        Funds, Assistant Secretary of
                                                                                        Metamarkets.com, Assistant
                                                                                        Secretary of Meyers Investment
                                                                                        Trust, Assistant Secretary of
                                                                                        MMA Praxis Mutual Funds,
                                                                                        Assistant Secretary of
                                                                                        Nationwide Asset Allocation
                                                                                        Trust

          NAME (AGE),                                                   NUMBER OF
      POSITIONS HELD WITH               PRINCIPAL OCCUPATIONS         PORTFOLIOS IN          OTHER POSITIONS HELD
       THE FUNDS (SINCE)                 DURING PAST 5 YEARS           FUND COMPLEX          OUTSIDE FUND COMPLEX
-------------------------------    -------------------------------    --------------    -------------------------------
                                                                                        (NAAT), Assistant Secretary of
                                                                                        Oak Value, Assistant Secretary
                                                                                        of Old Westbury Funds,
                                                                                        Assistant Secretary of One
                                                                                        Group Mutual Funds, Vice
                                                                                        President of Pacific Capital
                                                                                        Funds, Chairman of RBC Funds,
                                                                                        Assistant Secretary of Shay -
                                                                                        Asset Management Fund,
                                                                                        Assistant Secretary of Shay -
                                                                                        Institutional Investors Capital
                                                                                        Appreciation Fund, Inc.,
                                                                                        Assistant Secretary of Shay -
                                                                                        M.S.B. Fund, Inc., Assistant
                                                                                        Secretary of Summit Investment
                                                                                        Trust, Assistant Secretary of
                                                                                        The Shelby Funds, Assistant
                                                                                        Secretary of United American
                                                                                        Cash Reserves, Assistant
                                                                                        Secretary of USAllianz Funds,
                                                                                        Assistant Secretary of
                                                                                        USAllianz Variable Insurance
                                                                                        Products Trust, Assistant
                                                                                        Secretary of UST of Boston,
                                                                                        Secretary of Variable Insurance
                                                                                        Funds, Assistant Secretary of
                                                                                        Victory Portfolios, Assistant
                                                                                        Secretary of Victory Variable
                                                                                        Insurance and Assistant
                                                                                        Secretary of Willamette Funds

Lisa Hurley (46),                  Executive Vice President and             5                        None
Assistant Secretary (2001)**       General Counsel of BISYS Fund
                                   Services, Inc.; formerly
                                   Counsel to Moore Capital
                                   Management and General Counsel
                                   to Global Asset Management and
                                   Northstar Investments
                                   Management.

                    * The contact address for the officer is 3435 Stelzer Road, Columbus, OH 43219.
                   **   The contact address for the officer is 90 Park Avenue, New
                        York, NY 10016.

   As of March 1, 2002, the officers and Trustees as a group owned less than 1% of the shares of the Portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES
                         INVESTMENT ADVISORY AGREEMENT

    The Trust has entered into an Investment Advisory Agreement with Robert Fleming, Inc. (the "Adviser") with respect to the Mid Cap Value Portfolio dated as of May 16, 2001. The Adviser is a wholly owned subsidiary of J.P. Morgan Chase & Co. a global financial services firm headquartered in New York.

    The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.70% of the average daily net assets of the Mid Cap Value Portfolio.

    The table below sets forth the advisory fees paid by the Portfolio to the Adviser, for the fiscal period indicated. See the Trust's Financial Statements, which are incorporated herein by reference. (amount in thousands):

                                                                 SEPTEMBER 28, 2001*
                                                                       THROUGH
                                                                  DECEMBER 31, 2001
                                                                ---------------------
Mid Cap Value Portfolio                                                  $4

                    *   Commencement of operations.

                BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS

    The Portfolio's Board of Trustees, including the Board members who are not "interested persons" (as defined in the 1940 Act) of any party to the advisory agreement or its affiliates, has approved the advisory agreement for the Portfolio.

    As part of its review of the investment advisory arrangements for the Portfolio, the Board of Trustees has requested that the Adviser prepare on a regular basis information regarding the performance of the Portfolio, its performance against peer(s) and benchmark(s) and analyses by the Adviser of the Portfolio's performance. The members of the Adviser's investment staff meet with the Board of Trustees to discuss this information and their intentions with regard to the management of the Portfolio. The Adviser also periodically provides comparative information regarding the Portfolio's expense ratio and those of the peer group. In addition, in preparation for its annual approval meeting, the Board of Trustees requests and reviews, with the assistance of its legal counsel, materials from the Adviser regarding comparative fees, expenses, performance and profitability information pertaining to the relationship of the Adviser and the Portfolio.

    In approving the Investment Advisory Agreement, the Board of Trustees of the Portfolio considered the nature, quality and scope of the operations and services provided by the Adviser to the Portfolio, including their knowledge of the Adviser's investment staff and executive personnel and the overall reputation and capabilities of the Adviser and its affiliates. The Board of Trustees also considered comparative fee information concerning other investment companies with similar investment objectives and policies. The Portfolio's Board of Trustees compared the terms of the Portfolio's advisory arrangements and similar arrangements by other investment companies, particularly with regard to levels of advisory fees relative to its peer group. The Board also examined the benefits to the Adviser and its affiliates of their relationship with the Portfolio. Specifically, the Board analyzed the benefits that accrued to the Adviser and its affiliates as a result of the fact that affiliates of the Adviser act as custodian, administrator and shareholder servicing agent for the Portfolio, and receive fees from the Portfolio for acting in such capacities. The Board of Trustees also analyzed the information provided by the Adviser regarding the profitability to the Adviser of its relationship with the Portfolio. Profitability information is not audited and represents the Adviser's determination of its and its affiliates revenues from the contractual services provided to the Portfolio, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. In addition, the Board compared overall expense ratios (both pre- and post-expense reimbursement by the Adviser) for the Portfolio relative to its peer group. The Board of Trustees also considered the performance of the Portfolio and the intention of the Adviser with regard to management of the Portfolio, including the commitment of the Adviser to provide high quality services to the Portfolio, whether there were any conditions likely to affect the ability of the Adviser to provide such services, and its ability to retain and attract qualified personnel to manage the Portfolio.

    At the Board of Trustees' request, the Adviser also committed to convene a session amongst the Adviser's senior investment management team and the Trustees for the purpose of elaborating on the information provided to the Trustees during the course of the proceeding year and at the December 5, 2001 meeting regarding performance of the Portfolio and the Adviser's intentions therewith.

    In reaching their decision to approve the investment advisory contract, the Board of Trustees did not identify any single factor as being of paramount importance. Based on its evaluation of the information reviewed and after due consideration, the Board of Trustees of the Portfolio concluded that the current advisory agreement enabled the Portfolio to obtain high-quality services at costs that it deemed appropriate and reasonable and that approval of the agreement was in the best interest of the Portfolio and its shareholders.

                       ADMINISTRATIVE SERVICES AGREEMENT

    The Trust has entered into an Administrative Services Agreement with JPMorgan Chase Bank effective January 1, 1997, as amended December 6, 2000,
May 16, 2001 and December 5, 2001. JPMorgan Chase Bank is also a wholly owned subsidiary of J.P. Morgan Chase & Co. Pursuant to the Administrative Services Agreement, JPMorgan Chase Bank provides or arranges for the provision of certain financial and administrative services and oversees portfolio accounting for the Trust, at an annual rate of 0.55% of the average daily net assets of the Portfolio. The services to be provided by JPMorgan

Chase Bank under the Administrative Services Agreement include, but are not limited to, services related to taxes, financial statements, calculation of Portfolio performance data, oversight of service providers, certain regulatory and Board of Trustees matters, and shareholder services. In addition, JPMorgan Chase Bank is responsible for reimbursing the Trust for certain usual and customary expenses incurred by the Trust including, without limitation, transfer, registrar and dividend disbursing costs, custody fees, legal and accounting expenses, fees of the Trust's administrator, insurance premiums, compensation and expenses of the Trust's Trustees, expenses of preparing, printing and mailing prospectuses, reports, notices and proxies to shareholders, registration fees under federal securities laws and filing fees under state securities laws. The Portfolio will pay these expenses directly and these amounts will be deducted from the fees payable to JPMorgan Chase Bank. If these amounts are more than the fees payable to JPMorgan Chase Bank, it will reimburse the Portfolio for the excess.

    For providing its services under the Administrative Services Agreement, JPMorgan Chase Bank receives monthly compensation from the Trust at annual rates computed as described under "THE PORTFOLIO'S MANAGEMENT AND ADMINISTRATION" in the Prospectus.

    The Administrative Services Agreement may be amended only by mutual written consent.

    The Administrative Services Agreement was last approved by the Board on December 5, 2001. The Agreement may be terminated as to any Portfolio at any time, without the payment of any penalty, by the Board or by JPMorgan Chase Bank on not more than 60 days' nor less than 30 days' written notice to the other party.

    JPMorgan Chase Bank may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Portfolio's Sub-administrator.

    The table below sets forth for the Portfolio the fees reimbursed to JPMorgan Chase Bank, as Administrator. (amount in thousands):

                                                                 SEPTEMBER 28, 2001*
                                                                       THROUGH
                                                                  DECEMBER 31, 2001
                                                                ---------------------
Mid Cap Value Portfolio                                                  $55

                    *   Commencement of operations

                            INDEPENDENT ACCOUNTANTS

    The independent accountants of the Trust are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Portfolios of the Trust.

                                  DISTRIBUTOR

    J.P. Morgan Fund Distributors, Inc. ("JPFD") serves as the Trust's distributor and makes itself available to receive purchase orders for the Portfolio's shares. In that capacity, JPFD has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Portfolio's shares in accordance with the terms of the Distribution Agreement between the Trust and JPFD. Under the terms of the Distribution Agreement between JPFD and the Trust, JPFD receives no compensation in its capacity as the Trust's Distributor.

    The Distribution Agreement shall continue in effect for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Trust's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees") . The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Trust's shares or the Portfolios' outstanding voting securities present at a meeting, if the holders of more than 50% of the Trust's outstanding shares or the Portfolios' outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Trust's outstanding shares or the Portfolios' outstanding voting securities, whichever is less and in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of JPFD are located at 1211 Avenue of the Americas, New York, NY 10036.

                                   CUSTODIAN

    JPMorgan Chase Bank serves as the Trust's and the Portfolio's custodian and fund accounting agent. Pursuant to the Custodian Contract, JPMorgan Chase Bank is responsible for maintaining the books of account and records of portfolio transactions and holding portfolio securities and cash. In the case of foreign assets held outside the United States, the custodian employs various subcustodians who were approved by the Trustees of the Trust in accordance with the regulations of the SEC.

                                 TRANSFER AGENT

    DST Systems Inc.("DST"), 1055 Broadway, Kansas City, Missouri 64105, serves as the Portfolio's transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, DST is responsible for maintaining account records detailing the ownership of Portfolio shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

                              PAYMENT OF EXPENSES

    JPMorgan Chase Bank is obligated to assume the cost of certain administrative expenses for the Trust, as described herein and in the Prospectus under the heading "THE PORTFOLIO'S MANAGEMENT AND ADMINISTRATION." The Trust is responsible for the Adviser's fees as investment adviser pursuant to the Investment Advisory Agreement and for JPMorgan Chase Bank's fees for its services pursuant to the Administrative Services Agreement. In addition, the Trust pays all extraordinary expenses not incurred in the ordinary course of the Trust's business including, but not limited to, litigation and indemnification expenses; interest charges; material increases in Trust expenses due to occurrences such as significant increases in the fee schedules of the Custodian or the Transfer Agent or a significant decrease in the Trust's asset level due to changes in tax or other laws or regulations; or other such extraordinary occurrences outside of the ordinary course of the Trust's business. See "OFFERING AND REDEMPTION OF SHARES" below.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATIONS

    Under the Investment Advisory Agreement, the Adviser has ultimate authority to select broker-dealers through which securities are to be purchased and sold, subject to the general control of the Board.

    Money market instruments usually will be purchased on a principal basis directly from issuers, underwriters or dealers. Accordingly, minimal brokerage charges are expected to be paid on such transactions. Purchases from an underwriter generally include a commission or concession paid by the issuer, and transactions with a dealer usually include the dealer's mark-up.

    Insofar as known to management, no trustee, director or officer of the Trust, the Adviser or any person affiliated with any of them has any material direct or indirect interest in any broker-dealer employed by or on behalf of the Trust.

    Under the Investment Advisory Agreement, the Adviser shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Portfolio. In assessing the best overall terms available for any transaction, the adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the adviser, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The Adviser is not required to obtain the lowest commission or the best net price for the Portfolio on any particular transaction, and are not required to execute any order in a fashion either preferential to the Portfolio relative to other accounts they manage or otherwise materially adverse to such other accounts.

    Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the adviser to a Portfolio normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on the tender of a portfolio's securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Portfolio by the Adviser. At present, no other recapture arrangements are in effect.

    Under the Investment Advisory and Sub-advisory agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Portfolio to pay a broker-dealer which provides brokerage and research services to the Adviser, the Portfolio and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for the Portfolio in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the total commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either that particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Portfolio. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Portfolio and their reasonableness in relation to the benefits to the Portfolio. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

    The management fees that the Portfolio pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Portfolio's transactions are used to obtain such services, the brokerage commissions paid by the Portfolio will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser in carrying out its obligations to the Portfolio. While such services are not expected to reduce the expenses of the Adviser, they would, through use of the services, avoid the additional expenses that would be incurred if they should attempt to develop comparable information through their own staff.

    In certain instances, there may be securities that are suitable for the Portfolio as well as one or more of the Adviser's other clients. Investment decisions for the Portfolio and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. In executing portfolio transactions, the Adviser may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of the Portfolio or other clients if, in the adviser's reasonable judgment, such aggregation (i) will result in an overall economic benefit to the Portfolio, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading requirements, and (ii) is not inconsistent with the policies set forth in the Trust's registration statement and the Portfolio's Prospectus and Statement of Additional Information. In such event, the Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in an equitable manner, consistent with its fiduciary obligations to the Portfolio and such other clients. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will generally produce better executions for the Portfolio.

    No portfolio transactions are executed with the Adviser or Administrator, or with any affiliate of the Adviser or Administrator, acting either as principal or as broker.

    If the Portfolio writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Portfolio may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

    For the years ended December 31, 1999, 2000 and 2001, the Trust paid in the aggregate $92,186, $170,285 and $206,000, respectively, as brokerage commissions. No commissions were allocated for research.

                         SHARES OF BENEFICIAL INTEREST

    The Trust consists of an unlimited number of outstanding shares of beneficial interest which are divided into five series: JPMorgan Bond Portfolio, JPMorgan U.S. Disciplined Equity Portfolio, JPMorgan Small Company Portfolio, JPMorgan International Opportunities Portfolio and JPMorgan Mid Cap Value Portfolio. The Trust has the right to issue additional shares without the consent of shareholders, and may allocate its additional shares to new series or to one or more of the five existing series.

    The assets received by the Trust for the issuance or sale of shares of each portfolio and all income, earnings, profits and proceeds thereof are specifically allocated to each portfolio. They constitute the underlying assets of each portfolio, are required to be segregated on the books of accounts and are to be charged with the expenses of such portfolio. Any assets which are not clearly allocable to a particular portfolio or portfolios are allocated in a manner determined by the Board. Accrued liabilities which are not clearly allocable to one or more portfolios would generally be allocated among the portfolios in proportion to their relative net assets before adjustment for such unallocated liabilities. Each issued and outstanding share in a portfolio is entitled to participate equally in dividends and distributions declared with respect to such portfolio and in the net assets of such portfolio upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

    The shares of each portfolio are fully paid and non-assessable, will have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights.

    The officers and Trustees cannot directly own shares of the Trust without purchasing a Policy or investing as a participant in an Eligible Plan.

                                CODES OF ETHICS

    The Trust, the Adviser and JPFD have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Portfolio. Such purchases, however, are subject to preclearance and other procedures reasonably necessary to prevent access persons from engaging in any unlawful conduct set forth in Rule 17j-1.

                                 VOTING RIGHTS

    In accordance with current law, the Trust anticipates that Portfolio shares held in a separate account which are attributable to Policies will be voted by the Participating Insurance Company in accordance with instructions received from the owners of Policies. The Trust also anticipates that the shares held by the Participating Insurance Company, including shares for which no voting instructions have been received, shares held in the separate account representing charges imposed by the Participating Insurance Company against the separate account and shares held by the Participating Insurance Company that are not otherwise attributable to Policies, also will be voted by the Participating Insurance

Company in proportion to instructions received from the owners of Policies. For further information on voting rights, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Under current law, Eligible Plans are not required to provide Plan participants with the right to give voting instructions. For information on voting rights, Plan participants should consult their Plan's administrator or trustee.

                       OFFERING AND REDEMPTION OF SHARES

    The Trust offers shares of the Portfolio only for purchase by separate accounts established by Participating Insurance Companies or by Eligible Plans. It thus will serve as an investment medium for the Policies offered by Participating Insurance Companies and for participants in Eligible Plans. The offering is without a sales charge and is made at each Fund's net asset value per share, which is determined in the manner set forth below under "DETERMINATION OF NET ASSET VALUE."

    The Trust redeems all full and fractional shares of the Trust at the net asset value per share applicable to the Portfolio. See "DETERMINATION OF NET ASSET VALUE" below.

    Redemptions ordinarily are made in cash, but the Trust has authority, at its discretion, to make full or partial payment by assignment to the separate account of Portfolio securities at their value used in determining the redemption price. The Trust, nevertheless, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form N-18f-1, by which the Trust has committed itself to pay to the separate account in cash, all such separate account's requests for redemption made during any 90-day period, up to the lesser of $250,000 or 1% of the applicable Portfolio's net asset value at the beginning of such period. The securities, if any, to be paid in-kind to the separate account will be selected in such manner as the Board deems fair and equitable. In such cases, the separate account or Eligible Plan might incur brokerage costs should it wish to liquidate the Portfolio securities.

    The right to redeem shares or to receive payment with respect to the redemption of shares of the Portfolio may only be suspended (1) for any period during which trading on the New York Stock Exchange is restricted or such Exchange is closed, other than customary weekend and holiday closings, (2) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Portfolio is not reasonably practicable, or (3) for such other periods as the SEC may by order permit for the protection of shareholders of the Portfolio.

                        DETERMINATION OF NET ASSET VALUE

    The Portfolio computes its net asset value every business day as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. eastern time). The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day. The Portfolios may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Portfolio's business days.

    The net asset value per share of the Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio, plus any cash or other assets and minus all liabilities by the total number of outstanding shares of the Portfolio at such time. Any expenses borne by the Trust, including the investment advisory fee payable to the Adviser, are accrued daily except for extraordinary or non-recurring expenses. See "INVESTMENT ADVISORY AND OTHER SERVICES" above.

    The value of investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ"), is based on the last sale prices on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange, except under certain circumstances, when the average of the closing bid and asked prices is less than the last sales price of the foreign local shares, the security shall be valued at the last sales price of the local shares. Under all other circumstances (e.g. there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to ten days prior to the valuation date unless, in the judgment of the portfolio manager, material events or conditions since such last sale necessitate fair valuation of the security. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.

    Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 p.m. Eastern time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., Eastern time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Portfolio's net asset value. Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

    Trading in securities on most foreign exchanges and OTC markets is normally completed before the close of trading of the New York Stock Exchange (normally 4:00 p.m.) Eastern time and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

                                     TAXES

    In order for the Portfolio to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities. It is the Trust's policy to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), regarding distribution of investment income and capital gains so that the Portfolio will not be subject to federal income tax on amounts distributed and undistributed or an excise tax on certain undistributed income or capital gains. For these purposes, if a regulated investment company declares a dividend in December to shareholders of record in December and pays such dividends before the end of January they will be treated as paid in the preceding calendar year and to have been received by such shareholder in December. All dividends and distributions will be automatically reinvested in additional shares of the Portfolio with respect to which dividends have been declared, at net asset value, as of the ex-dividend date of such dividends.

    FEDERAL TAX MATTERS. Under current law, a Policy owner's interest in earnings on assets held in a separate account and invested in the Trust are generally not includable in the Policy owner's gross income, assuming the Policies presently qualify as life insurance contracts for federal income tax purposes. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company, and Eligible Plan participants should consult the Plan's administrator or trustee, in order to determine the federal income tax consequences to such holders of an investment in the Portfolio.

    The Trust intends that the Portfolio comply with Section 817(h) of the Code and the regulations thereunder. Pursuant to that Section, the only shareholders of the Portfolio will be separate accounts funding variable annuities and variable life insurance policies established by one or more insurance companies and, pursuant to Treasury Regulation Section1.817-5(f)(3)(iii), qualified pension and retirement plans.

    The Internal Revenue Service provides a list of arrangements that qualify as a "qualified pension or retirement plan" for the purposes of Treasury Regulation Section1.817-5(f)(3)(iii). It provides in pertinent part, that the term "qualified pension or retirement plan", for purposes of such Regulation, includes the following arrangements (all section references are to the Code):

    1. A plan described in Section 401(a) that includes a trust exempt from tax under Section 501(a);
    2.  An annuity plan described in Section 403(a);
    3. An annuity contract described in Section 403(b), including a custodial account described in Section 403(b)(7);
    4.  An individual retirement account described in Section 408(a);
    5.  An individual retirement annuity described in Section 408(b);
    6. A governmental plan within the meaning of Section 414(d) or an eligible deferred compensation plan within the meaning of Section 457(b);
    7. A simplified employee pension of an employer that satisfies the requirements of Section 408(k);
    8.  A plan described in Section 501(c)(18); and
    9. Any other trust, plan, account, contract or annuity that the Internal Revenue Service has determined in a letter ruling to be within the scope of such Regulation.

    In addition, Section 817(h) of the Code and the regulations thereunder impose diversification requirements on the separate accounts and on the Portfolio. These diversification requirements are in addition to the diversification requirements applicable to the Portfolio under Subchapter M and the 1940 Act, and may affect the composition of the Portfolio's investments. Since the shares of the Trust are currently sold to segregated asset accounts underlying such Policies, the Trust intends to comply with the diversification requirements as set forth in the regulations. Failure to meet the requirements of Section 817(h) could result in taxation to the Participating Insurance Companies and the immediate taxation of the owners of the Policies funded by the Trust.

                       PERFORMANCE AND YIELD INFORMATION

    This yield figure represents the net annualized yield based on a specified 30-day (or one month) period. Yield is calculated by dividing the average daily net investment income per share earned during the specified period by the maximum offering price, which is net asset value per share, on the last day of the period, and annualizing the result according to the following formula:

    Yield = 2 [(A - B + 1)TO THE POWER OF 6 - 1]
                -----
                 CD

where A equals dividends and interest earned during the period, B equals expenses accrued for the period (net of waiver and reimbursements), C equals the average daily number of shares outstanding during the period that were entitled to receive dividends, and D equals the maximum offering price per share on the last day of the period.

    The average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of the Portfolio assuming that all dividends and capital gains distributions during the stated period were reinvested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would compare the initial amount to the ending redeemable value of such investment according to the following formula:

    P (1 + T)TO THE POWER OF n = ERV

where T equals average annual total return, where ERV, the ending redeemable value, is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period, where P equals a hypothetical initial payment of $1,000, and where n equals the number of years.

    From time to time, in reports and sales literature: (1) the Portfolio's performance or P/E ratio may be compared to, as applicable: (i) the Russell Mid Cap Value Index and Dow Jones Industrial Average so that, as applicable, an investor may compare the Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (ii) other groups of mutual funds tracked by: (A) Lipper Inc., a widely-used independent research firm which ranks mutual funds by overall performance, investment objectives, and asset size; (B) Forbes Magazine's Annual Mutual Funds Survey and Mutual Fund Honor Roll; or (C) other financial or business publications, such as the Wall Street Journal, Business Week, Money Magazine, and Barron's, which provide similar information;
(iii) indexes of stocks comparable to those in which the Portfolio invests;
(2) the Consumer Price Index; (3) other U.S. government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of the Portfolio or the general economic, business, investment, or financial environment in which the Portfolio operates; and (4) the effect of tax-deferred compounding on the Portfolio's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Portfolio (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis. The Portfolio's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar rankings are calculated using the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 1, 3, 5, and 10-year periods. In each category, Morningstar limits its five star rankings to 10% of the funds it follows and its four star rankings to 22.5% of the funds it follows. Rankings are not absolute or necessarily predictive of future performance.

    The performance of the Portfolio may be compared, for example, to the record of the The Russell Midcap Value index which contains those Russell Midcap securities with a less-than-average growth orientation. These stocks are also members of the Russell 1000 Value index. The Russell 1000 Value index contains those Russell 1000 securities with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values than the growth universe.

                            DELAWARE BUSINESS TRUST

    The Trust is a business organization of the type commonly known as a "Delaware Business Trust" of which the Portfolio is a series. The Trust has filed a certificate of trust with the office of the Secretary of State of Delaware. Except to the extent otherwise provided in the governing instrument of the business trust, the beneficial owners shall be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware.

    The Trust provides for the establishment of designated series of beneficial interests (the Portfolio) having separate rights, powers or duties with respect to specified property or obligations of the Trust or profits and losses associated with specified property or obligations, and, to the extent provided in the Declaration of Trust, any such series may have a separate business purpose or investment objective.

    As a Delaware Business Trust, the Trust is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust is, however, required to hold shareholder meetings for such purposes as, for example: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment objectives and restrictions of the Portfolio; and

(iii) filling vacancies on the Board in the event that less than a majority of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholder meeting for the election of Trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Trust has the obligation to assist in any such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

    The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

    As of March 1, 2002, no one of record, or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of the Trust.

                              FINANCIAL STATEMENTS

    The following financial statements and the reports thereon of PricewaterhouseCoopers LLP of the Portfolio are incorporated herein by reference to its annual report filings made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the following financial reports are available without charge upon request by calling JPMorgan Funds Services at
(800) 221-7930.

                                                          DATE OF ANNUAL REPORT;
                                                         DATE ANNUAL REPORT FILED;
NAME OF FUND                                               AND ACCESSION NUMBER
------------                                             -------------------------
Mid Cap Value Portfolio                        12/31/01; 02/27/02; 0000912057-02-007860

                             ADDITIONAL INFORMATION

    The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington D.C.

    Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A
                        DESCRIPTION OF SECURITY RATINGS

                               STANDARD & POOR'S
                         CORPORATE AND MUNICIPAL BONDS

AAA    Debt rated AAA has the highest ratings assigned by Standard
       & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA Debt rated AA has a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.
A Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.
BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.
BB Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues.
       However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
B Debt rated B is regarded as having a greater vulnerability to default but presently as having the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.
CCC Debt rated CCC is regarded as having a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.
C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.
D Bonds rated D are in default, and payment of interest and/or repayment of principal are in arrears.

       Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

                                COMMERCIAL PAPER

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.
A-1 This designation indicates that the degree of safety regarding timely payment is very strong.
A-2 This designation indicates that the degree of safety regarding timely payment is satisfactory.
A-3 This designation indicates that the degree of safety regarding timely payment is adequate.

                          SHORT-TERM TAX-EXEMPT NOTES

    Short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

                                    MOODY'S
                         CORPORATE AND MUNICIPAL BONDS

Aaa    Bonds which are rated Aaa are judged to be the best quality.
       They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.
       Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca Bonds which are rated Ca present obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in categories below B. The modifier
       1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

                                COMMERCIAL PAPER

Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
           - Leading market positions in well established industries.
           - High rates of return on funds employed.
           - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
           - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
           - Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
           Ample alternate liquidity is maintained.
Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

PART C

                                OTHER INFORMATION

Item 23.          Exhibits

 (a)(1) Agreement and Declaration of Trust. Incorporated by reference to post-effective amendment number 1 to the Registration Statement filed with the Securities and Exchange Commission (the "Commission") on December 10, 1993.

 (a)(2) Amendment #1 to Agreement and Declaration of Trust. Incorporated by reference to post-effective amendment number 7 to the Registration Statement filed with the Commission on April 22, 1998 (Accession No.
0001042058-98-000060).

(a)(3) Amendment #2 to Agreement and Declaration of Trust, incorporated by reference to post-effective amendment number 14 to the Registration Statement filed with the Commission on June 4, 2001, (Accession No. 0000912057-01-518566).

   (b) By- Laws. Incorporated by reference to post-effective amendment number 1 to the Registration Statement filed with the Securities and Exchange Commission (the "Commission") on December 10, 1993.

  (c) N/A

  (d) Investment Advisory Agreement between JPM Series Trust II and J.P. Morgan Investment Management Inc. ("Morgan"). Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(d) (1) Investment Advisory Agreement between JPM Series Trust II and Robert Fleming, Inc. on behalf of the Mid Cap Value Portfolio to be filed by Amendment.

(e) Distribution Agreement between JPM Series Trust II and Funds Distributor, Inc. ("FDI"). Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).


(e)(1) Distribution Agreement between JPM Series Trust II and J.P. Morgan Fund Distributors, Inc. ("JPMFD"). Incorporated by reference to post-effective amendment number 14 to the Registration Statement filed with the Commission on June 4, 2001, (Accession No. 0000912057-01-518566).


(f)  N/A

(g)(1) Custodian Contract between JPM Series Trust II and State Street Bank and Trust Company ("State Street"). Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(g)(2) Custodian Contract between JPM Series Trust II and Bank of New York ("BONY"). Incorporated by reference to post-effective number 11 to the Registration Statement filed with the Commission on April 3, 2000. (Accession No. 000101041455-00-000083.


(g)(3) Form of Custodian Contract between JPM Series Trust II and JPMorgan Chase Bank ("Bank")*.

(h)(1) Transfer Agency and Service Agreement between JPM Series Trust II and State Street. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).


(h)(2) Transfer Agency and Service Agreement between JPM Series Trust II and DST Systems, Inc. ("DST"). Incorporated by reference to post-effective number 15 to the Registration Statement filed with the Commission on August 17, 2001 (Accession No. 0000912057-01-529397).


(h)(3) Administrative Services Agreement between JPM Series Trust II and Morgan Guaranty Trust Company of New York. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061)


(h) (4) Administrative Services Agreement between JPM Series Trust II and Morgan Guaranty Trust Company of New York, as amended May 16, 2001. Incorporated by reference to post-effective number 15 to the Registration Statement filed with the Commission on August 17, 2001 (Accession No. 0000912057-01-529397


(h)(5) Co-Administration Agreement between JPM Series Trust II and FDI. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(h)(6) Form of Fund Participation Agreement. Incorporated by reference to post-effective number 6 to the Registration Statement filed with the Commission on April 30, 1997 (Accession No. 0001016964-97-000061).

(i) N/A

(j)Consent of independent public accountants.*

(k) N/A

(l) Share Subscription Agreement between The Chubb Series Trust and Chubb Life Insurance Company of America. Incorporated by reference post-effective amendment number 1 to the Registration statement filed with the Securities and Exchange Commission (the "Commission") on December 10, 1993.

(n) N/A

(p)(1) Codes of Ethics for J.P. Morgan Series Trust II, incorporated herein by reference to Post-Effective Amendment No 11 to the Registration Statement filed on April 3, 2000(Accession Number 0001041455-00-000084).

(p)(2) Codes of Ethics for J.P. Morgan Investment Management Inc. and for Funds Distributor, Inc. incorporated herein by reference to Post Effective Amendment No. 12 to the Registration Statement filed on April 4, 2000(Accession Number 0001041455-00-000087).

(p)(3) Amended Code of Ethics for J.P. Morgan Investment Management Inc. incorporated herein by reference to Post Effective Amendment No. 13 to the Registration Statement filed on March 30, 2001 (Accession Number
0000912057-01-505852)


(p)(4) Codes of Ethics for Robert Fleming, Inc. (the "Adviser"). Incorporated by reference to post-effective number 15 to the Registration Statement filed with the Commission on August 17, 2001 (Accession No. 0000912057-01-529397).

(p)(5) Codes of Ethics for J.P. Morgan Fund Distributors, Inc. (the "Distributor")*


OTHER EXHIBITS
(a)Powers of attorney. Incorporated by reference to post-effective number 7 to the Registration Statement filed with the Commission on April 22, 1998 (Accession No. 0001042058-98-000060).

(a)(1)Powers of attorney. Incorporated by reference to post-effective amendment number 14 to the Registration Statement filed with the Commission on June 4, 2001, (Accession No. 0000912057-01-518566).
---------------------
* Filed herewith.

     Item 24. Persons Controlled by or under Common Control with Registrant Initially, shares of the Registrant were offered and sold only to Chubb Life Insurance Company of America ("Chubb Life"), a stock life insurance company organized under the laws of New Hampshire. The purchasers of variable life insurance contracts issued in connection with separate accounts established by Chubb Life or its affiliated insurance companies have the right to instruct Chubb Life or its affiliated insurance companies with respect to the voting of the Registrant's shares held by such separate accounts on behalf of policy owners. The shares held by Chubb Life or its affiliated insurance companies, including shares for which no voting instructions have been received, shares held in the separate account representing charges imposed by Chubb Life or its affiliated insurance companies against the separate accounts and shares held by Chubb Life or its affiliated insurance companies that are not otherwise attributable to Policies, also will be voted by Chubb Life or its affiliated insurance companies in proportion to instructions received from owners of Policies. Chubb Life or its affiliated insurance companies reserves the right to vote any or all such shares at its discretion to the extent consistent with the then current interpretations of the Investment Company Act of 1940 and rules thereunder. Subject to such voting instruction rights, Chubb Life or its affiliated insurance companies currently directly control the Registrant.

Subsequently, shares of the Registrant were offered and sold to other separate accounts formed by Chubb Life, its successors or assigns, and by other insurance companies, which, along with Chubb Life, are subsidiaries of The Chubb Corporation, a New Jersey corporation, or subsidiaries of such subsidiaries.

Shares of the Registrant are currently also offered and sold to Separate Accounts formed by other insurance companies which are not affiliated with Chubb Life and The Chubb Corporation.

Item 25.  Indemnification

Reference is made to Section 5.3 of Registrant's Declaration of Trust and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the

Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Adviser

The business of J.P. Morgan Investment Management Inc. is summarized in the Prospectuses constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of J. P. Morgan J.P. Morgan Investment Management Inc is currently listed in the investment adviser registration on Form ADV for J.P. Morgan Investment Management Inc (File No. 801-21011)

The business of Robert Fleming, Inc. is summarized in the Prospectus ( Mid Cap Value) constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of Robert Fleming, Inc. is currently listed in the investment adviser registration on Form ADV for Robert Fleming, Inc. (File No. 801-26297).

Robert Fleming, Inc. also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.


To the knowledge of the Registrant, none of the directors or executive officers of Robert Fleming, Inc., an indirect subsidiary of J.P. Morgan Chase & Co. is or has been during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of Robert Fleming, Inc. also hold various positions with, and engage in business for, J.P. Morgan Chase & Co.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the principal underwriter of the Registrant's shares.

J.P. Morgan Fund Distributors is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors is located at 1211 Avenue of the Americas, New York, New York 10036. J.P. Morgan Fund Distributors is a wholly-owned subsidiary of The BISYS Group, Inc.

J.P. Morgan Fund Distributors, Inc. acts as principal underwriters for the following investment companies:

Fleming Mutual Fund Group, Inc.
Growth and Income Portfolio
J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
Mutual Fund Group
Mutual Fund Investment Trust
Mutual Fund Master Investment Trust
Mutual Fund Select Group
Mutual Fund Select Trust
Mutual Fund Trust

Mutual Fund Variable Annuity Trust
Value Opportunities Fund



(b) The following is a list of the executive officers, directors and partners of J.P. Morgan Fund Distributors, Inc.

Name and Address           Position and Offices           Position and Offices
                           with Distributor               with Registrant
----------------           --------------------           --------------------
Lynn J. Mangum               Chairman                             None
90 Park Ave.
New York, NY 10016

Margaret Warner Chambers     Vice President                       None
90 Park Ave.
New York, NY 10016

Charles Linn Booth           Vice President/Compliance            None
3435 Stelzer Road            Officer
Columbus, OH 43219

Dennis Sheehan               Director                             None
90 Park Ave.
New York, NY 10016

Kevin J. Dell                Secretary                            None
90 Park Ave.
New York, NY 10016

Edward S. Forman             Assistant Secretary                  None
90 Park Ave.
New York, NY 10016

Olu T. Lawal                 Fin/Op                               None
90 Park Ave.
New York, NY 10016

Patrick William McKeon       Vice President/                      None
90 Park Ave.                 Chief Compliance Officer
New York, NY 10016

William J. Tomko             President                            None
3435 Stelzer Road
Columbus, OH 43219


(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended the "1940 Act"),and the Rules thereunder will be maintained at the offices of:
JPMorgan Chase Bank and J.P. Morgan Investment Management Inc.: 60 Wall
Street, New York, New York 10260-0060, 9 West 57th Street, New York, New York 10019 or 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as investment advisor, shareholder servicing agent and administrative services agent).

The Bank of New York: 1 Wall Street, New York, New York 10086 (records relating to its functions as custodian and fund accounting agent). DST:1055 Broadway, Kansas City, Missouri, 64105 (records relating to its functions as custodian, transfer agent and dividend disbursing agent).

J.P. Morgan Fund Distributors, Inc.: 1211 Avenue of the Americas, New York, New York 10036 (records relating to its functions as distributor.

JP Morgan Chase Bank: 3 Metrotech Center, Brooklyn, New York 11245 (records relating to its functions as Custodian).

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on the 28th day of March, 2002.

                                           J.P. MORGAN SERIES TRUST II

                                           /s/ George Gatch
                                              ----------------------
                                           George Gatch
                                           President


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of March, 2002



                                           /s/ David Wezdenko
                                              ----------------------
                                           David Wezdenko
                                           Treasurer



SIGNATURE                            TITLE                       DATE
---------                            -----                       ----
JOHN N. BELL*                       Trustee                   03/28/2002
John N. Bell

JOHN R. RETTBERG*                   Trustee                   03/28/2002
John R. Rettberg

JOHN F. RUFFLE*                     Trustee                   03/28/2002
John F. Ruffle

KENNETH WHIPPLE, JR.*               Trustee                   03/28/2002
Kenneth Whipple, Jr.

                            *By /s/ David Wezdenko
                                ------------------
                                David Wezdenko
                            as attorney-in-fact pursuant to a power of attorney.

                                INDEX OF EXHIBITS

Ex-99 - (g) Form of Custodian Contract between JPM Series Trust II and
            JPMorgan Chase Bank.

Ex-99 - (j) Consent of PricewaterhouseCoopers LLP.

Ex-99.- (p) Codes of Ethics for J.P. Morgan Fund Distributors, Inc.